UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

P.O. Box 5049

Boston, Massachusetts 02111-2900

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Secretary SSGA Funds 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-2426

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1.	Schedule of Investments.

Quarterly Report

30 November 2014

SSGA Funds

Dynamic Small Cap Fund

Clarion Real Estate Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Emerging Markets Fund

International Stock Selection Fund

High Yield Bond Fund

SSGA Funds

Quarterly Report

November 30, 2014 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSGA

Dynamic Small Cap Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.1%
Consumer Discretionary - 13.6%
AH Belo Corp. (Class A) (a)	1,671	20,052
American Axle & Manufacturing Holdings, Inc. (a)(b)	5,477	116,879
Asbury Automotive Group, Inc. (b)	1,745	132,114
Barnes & Noble, Inc. (a)(b)	841	19,646
BJ’s Restaurants, Inc. (a)(b)	1,033	50,782
Brown Shoe Co., Inc. (a)	3,881	127,142
Burlington Stores, Inc. (a)(b)	2,651	118,420
Cooper Tire & Rubber Co.	4,278	145,153
Cooper-Standard Holding, Inc. (b)	462	24,837
Core-Mark Holding Co., Inc. (a)	1,169	70,269
Dana Holding Corp.	5,697	120,776
Diamond Resorts International, Inc. (b)	3,910	94,544
DineEquity, Inc.	1,208	119,991
Federal-Mogul Holdings Corp. (b)	1,889	29,317
Gentherm, Inc. (b)	3,150	118,723
Group 1 Automotive, Inc. (a)	1,462	130,864
Haverty Furniture Cos., Inc. (a)	317	6,676
Iconix Brand Group, Inc. (a)(b)	3,197	129,191
Jack in the Box, Inc.	2,259	168,295
LGI Homes, Inc. (a)(b)	610	9,748
Libbey, Inc. (a)(b)	1,067	32,063
Marriott Vacations Worldwide Corp.	2,023	148,711
Mattress Firm Holding Corp. (b)	1,535	109,031
Meredith Corp. (a)	1,675	88,407
Modine Manufacturing Co. (a)(b)	6,332	77,060
Nutrisystem, Inc. (a)	643	12,198
Orbitz Worldwide, Inc. (b)	1,811	13,836
Penske Automotive Group, Inc.	1,678	79,453
Remy International, Inc. (a)	672	12,365
Ruth’s Hospitality Group, Inc.	1,489	19,565
Scholastic Corp. (a)	3,111	110,440
Skechers U.S.A., Inc. (Class A) (b)	2,483	152,481
Sonic Automotive, Inc. (Class A) (a)	2,730	70,407
Speedway Motorsports, Inc. (a)	901	17,759
Standard Motor Products, Inc. (a)	2,589	98,770
Strayer Education, Inc. (b)	500	37,845
Tenneco, Inc. (a)(b)	2,368	128,701
The Cato Corp. (Class A) (a)	2,588	103,831
The Finish Line, Inc. (Class A) (a)	1,566	44,694
The Marcus Corp.	1,259	20,723
Tower International, Inc. (b)	2,963	75,645
Universal Electronics, Inc. (b)	2,027	122,654
Vince Holding Corp. (a)(b)	665	24,691
Zumiez, Inc. (a)(b)	983	35,162

		3,389,911

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 3.7%
Cal-Maine Foods, Inc. (a)	3,056	127,985
Coca-Cola Hellenic Bottling Co. (a)	101	9,551
Fresh Del Monte Produce, Inc. (a)	2,942	99,322
Harbinger Group, Inc. (b)	3,410	46,785
Ingles Markets, Inc. (Class A)	608	16,501
Medifast, Inc. (b)	657	19,381
Omega Protein Corp. (b)	1,982	20,117
Pilgrim’s Pride Corp. (a)(b)	2,662	85,983
Revlon, Inc. (Class A) (a)(b)	729	24,028
Sanderson Farms, Inc. (a)	1,434	124,486
Seaboard Corp. (b)	16	55,200
SUPERVALU, Inc. (b)	13,964	130,703
The Andersons, Inc.	1,959	105,864
The Pantry, Inc. (a)(b)	1,384	36,745
USANA Health Sciences, Inc. (a)(b)	202	21,541

		924,192

Energy - 3.4%
Abraxas Petroleum Corp. (a)(b)	4,455	14,813
Adams Resources & Energy, Inc.	168	7,441
Basic Energy Services, Inc. (a)(b)	3,819	34,104
Exterran Holdings, Inc. (a)	2,652	88,842
Forum Energy Technologies, Inc. (a)(b)	2,817	67,636
Green Plains, Inc. (a)	3,550	106,535
North Atlantic Drilling, Ltd. (a)	3,682	8,947
Panhandle Oil and Gas, Inc. (Class A) (a)	478	8,432
Pioneer Energy Services Corp. (b)	7,059	42,636
REX American Resources Corp. (a)(b)	406	25,688
SemGroup Corp. (Class A)	902	66,739
Ship Finance International, Ltd. (a)	5,903	97,990
Targa Resources Corp.	577	65,859
US Silica Holdings, Inc. (a)	2,423	76,131
Warren Resources, Inc. (a)(b)	7,824	16,039
Western Refining, Inc.	2,484	102,117
Willbros Group, Inc. (b)	1,552	7,061

		837,010

Financials - 27.2%
Acadia Realty Trust (c)	1,778	56,825
AG Mortgage Investment Trust, Inc. (a)(c)	1,465	28,934
Alexander’s, Inc. (a)(c)	44	17,693
American Capital Mortgage Investment Corp. (c)	5,371	107,796

Dynamic Small Cap Fund	1

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

American Equity Investment Life Holding Co. (a)	1,741	47,007
Amtrust Financial Services, Inc. (a)	2,848	146,159
Anworth Mortgage Asset Corp. (c)	18,717	101,072
Apollo Commercial Real Estate Finance, Inc. (a)(c)	2,375	39,615
Apollo Residential Mortgage, Inc. (c)	1,528	25,243
Argo Group International Holdings, Ltd. (a)	2,126	119,992
Arlington Asset Investment Corp. (Class A) (a)	972	27,070
ARMOUR Residential REIT, Inc. (a)(c)	27,670	108,743
Aviv REIT, Inc. (a)(c)	980	33,026
BancFirst Corp. (a)	424	27,140
Banco Latinoamericano de Comercio Exterior SA (a)	1,333	42,909
BGC Partners, Inc. (Class A) (a)	15,137	131,843
Boston Private Financial Holdings, Inc. (a)	7,992	101,978
Calamos Asset Management, Inc. (Class A) (a)	962	12,977
Capstead Mortgage Corp. (a)(c)	7,855	102,194
Cardinal Financial Corp. (a)	1,059	19,348
Central Pacific Financial Corp. (a)	1,161	22,222
Chesapeake Lodging Trust (a)(c)	1,671	56,580
CNO Financial Group, Inc. (a)	8,493	147,269
Colony Financial, Inc. (c)	4,886	119,951
Community Trust Bancorp, Inc. (a)	803	29,053
Crawford & Co. (Class B) (a)	1,241	11,132
CyrusOne, Inc. (c)	1,834	50,343
CYS Investments, Inc. (a)(c)	12,994	119,935
Dynex Capital, Inc. (a)(c)	3,008	25,869
Enstar Group, Ltd. (a)(b)	603	88,008
Enterprise Financial Services Corp. (a)	305	5,795
FBL Financial Group, Inc. (Class A) (a)	1,799	92,487
FelCor Lodging Trust, Inc. (c)	9,719	101,272
Fidelity & Guaranty Life (a)	4,136	103,524
First American Financial Corp. (a)	4,126	132,073
First Busey Corp. (a)	3,643	23,862
First Commonwealth Financial Corp. (a)	918	8,335
First Defiance Financial Corp. (a)	662	19,906
First Financial Corp.	659	22,057
First Interstate Bancsystem, Inc.	1,026	28,851
First Merchants Corp. (a)	3,851	82,604
First Midwest Bancorp, Inc. (a)	6,286	105,165
First NBC Bank Holding Co. (b)	403	14,669

	Principal Amount ($) or Shares	Market Value $
GAMCO Investors, Inc. (Class A) (a)	229	19,731
German American Bancorp, Inc. (a)	601	16,984
Great Southern Bancorp, Inc. (a)	648	24,157
Greenlight Capital Re, Ltd. (Class A) (a)(b)	3,196	100,738
Hatteras Financial Corp. (c)	1,766	33,837
HCI Group, Inc. (a)	560	22,641
Hersha Hospitality Trust (c)	17,918	132,772
HFF, Inc. (Class A)	2,664	91,855
Home Loan Servicing Solutions, Ltd. (a)	5,569	108,818
Horace Mann Educators Corp. (a)	1,164	36,433
Horizon Bancorp (a)	984	23,980
Hudson Pacific Properties, Inc. (c)	3,927	110,427
Invesco Mortgage Capital, Inc. (c)	7,628	126,091
Investment Technology Group, Inc. (b)	1,044	20,619
Kansas City Life Insurance Co. (a)	181	8,617
KCG Holdings, Inc. (Class A) (a)(b)	8,112	89,557
Lakeland Financial Corp. (a)	760	30,088
Maiden Holdings, Ltd. (a)	5,386	70,341
MainSource Financial Group, Inc. (a)	1,384	24,663
Manning & Napier, Inc.	1,339	20,500
Marcus & Millichap, Inc. (b)	833	25,848
Montpelier Re Holdings, Ltd. (a)	3,786	128,913
National Western Life Insurance Co. (Class A) (a)	168	43,151
Nelnet, Inc. (Class A) (a)	2,593	118,863
New York Mortgage Trust, Inc. (a)(c)	2,750	22,110
NorthStar Realty Finance Corp. (c)	4,730	86,417
OneBeacon Insurance Group, Ltd. (Class A) (a)	1,240	19,741
Oppenheimer Holdings, Inc. (Class A)	265	6,066
Pebblebrook Hotel Trust (c)	3,656	157,830
PennyMac Mortgage Investment Trust (c)	5,005	108,458
Peoples Bancorp, Inc. (a)	389	9,418
Pinnacle Financial Partners, Inc.	448	16,876
Piper Jaffray Cos. (b)	2,391	137,243
Platinum Underwriters Holdings, Ltd. (a)	1,807	134,025
Preferred Bank/Los Angeles CA	1,147	29,271
Primerica, Inc.	2,481	130,079
PrivateBancorp, Inc.	3,822	120,202
Provident Financial Services, Inc.	2,436	42,094

2	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Pzena Investment Management, Inc. (Class A) (a)	834	7,231
Radian Group, Inc. (a)	3,388	57,765
RCS Capital Corp. (Class A) (a)	360	3,582
Renasant Corp.	1,043	29,392
Resource Capital Corp. (a)(c)	18,958	99,909
RLJ Lodging Trust (c)	2,815	92,698
S&T Bancorp, Inc. (a)	1,809	49,711
Safety Insurance Group, Inc.	1,471	87,554
Saul Centers, Inc. (c)	566	30,977
Selective Insurance Group, Inc.	1,536	41,119
Simmons First National Corp. (Class A) (a)	837	33,873
Southside Bancshares, Inc. (a)	541	17,491
State Auto Financial Corp.	543	10,686
Strategic Hotels & Resorts, Inc. (b)(c)	5,893	78,259
Summit Hotel Properties, Inc. (c)	8,777	101,813
Symetra Financial Corp.	5,190	117,605
Territorial Bancorp, Inc. (a)	905	18,842
The Geo Group, Inc. (a)(c)	3,537	142,506
The Hanover Insurance Group, Inc.	685	48,827
The Navigators Group, Inc. (b)	864	63,115
United Community Banks, Inc.	4,080	71,808
United Fire Group, Inc.	1,744	48,605
United Insurance Holdings Corp.	1,121	21,019
Walker & Dunlop, Inc. (a)(b)	467	7,374
WesBanco, Inc. (a)	2,848	94,582
West Bancorp., Inc. (a)	942	14,714
Westwood Holdings Group, Inc.	274	16,328
Wintrust Financial Corp.	2,493	111,412
World Acceptance Corp. (a)(b)	1,025	78,238
WSFS Financial Corp.	342	25,684

		6,780,699

Health Care - 11.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,131	33,783
Acceleron Pharma, Inc. (a)(b)	236	9,143
Achillion Pharmaceuticals, Inc. (a)(b)	1,450	18,661
Acorda Therapeutics, Inc. (a)(b)	440	16,038
Aegerion Pharmaceuticals, Inc. (a)(b)	294	6,195
Agenus, Inc. (b)	896	2,652
Agios Pharmaceuticals, Inc. (b)	199	20,061
Akebia Therapeutics, Inc. (a)(b)	110	1,329
Akorn, Inc. (a)(b)	1,270	50,889
Albany Molecular Research, Inc. (a)(b)	1,040	16,921

	Principal Amount ($) or Shares	Market Value $
AMN Healthcare Services, Inc. (b)	5,517	94,451
AmSurg Corp. (a)(b)	2,468	127,275
Anacor Pharmaceuticals, Inc. (b)	470	16,206
Arena Pharmaceuticals, Inc. (a)(b)	2,324	9,738
ARIAD Pharmaceuticals, Inc. (b)	2,506	17,818
Array BioPharma, Inc. (a)(b)	1,798	7,246
Asterias Biotherapeutics, Inc. (a)(b)	90	351
AVANIR Pharmaceuticals, Inc. (a)(b)	3,537	52,772
BioCryst Pharmaceuticals, Inc. (a)(b)	981	10,605
Bluebird Bio, Inc. (b)	316	13,029
Cambrex Corp. (b)	1,280	29,120
Celldex Therapeutics, Inc. (a)(b)	1,002	20,321
Cepheid, Inc. (a)(b)	871	47,975
Chemed Corp. (a)	1,287	141,712
Chimerix, Inc. (a)(b)	387	13,638
Clovis Oncology, Inc. (a)(b)	181	8,612
CTI BioPharma Corp. (a)(b)	1,926	4,218
CytRx Corp. (a)(b)	780	1,958
Dendreon Corp. (b)	2,288	316
Durata Therapeutics, Inc. (b)	224	260
Dyax Corp. (b)	1,370	19,235
Dynavax Technologies Corp. (a)(b)	370	5,498
Emergent Biosolutions, Inc. (a)(b)	417	10,367
Enanta Pharmaceuticals, Inc. (b)	147	6,900
Epizyme, Inc. (a)(b)	184	4,206
Exact Sciences Corp. (a)(b)	1,192	29,585
Exelixis, Inc. (a)(b)	2,722	4,518
Five Prime Therapeutics, Inc. (a)(b)	245	5,037
Foundation Medicine, Inc. (a)(b)	100	2,362
Galectin Therapeutics, Inc. (a)(b)	250	992
Galena Biopharma, Inc. (a)(b)	1,665	2,964
Genomic Health, Inc. (a)(b)	234	7,783
Geron Corp. (a)(b)	2,178	8,015
Greatbatch, Inc. (b)	2,115	104,840
Halozyme Therapeutics, Inc. (a)(b)	774	6,796
HealthSouth Corp.	1,545	63,546
Heron Therapeutics, Inc. (a)(b)	284	2,190
Hyperion Therapeutics, Inc. (b)	186	3,811
ImmunoGen, Inc. (a)(b)	999	10,280
Immunomedics, Inc. (a)(b)	1,150	4,749
Infinity Pharmaceuticals, Inc. (b)	668	10,027
Inovio Pharmaceuticals, Inc. (a)(b)	847	8,199
Insmed, Inc. (a)(b)	312	4,402
Insys Therapeutics, Inc. (a)(b)	148	5,732
Intrexon Corp. (a)(b)	507	13,451
Ironwood Pharmaceuticals, Inc. (a)(b)	1,135	15,708

Dynamic Small Cap Fund	3

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Isis Pharmaceuticals, Inc. (a)(b)	1,537	79,601
Karyopharm Therapeutics, Inc. (b)	182	7,622
Keryx Biopharmaceuticals, Inc. (a)(b)	924	14,692
KYTHERA Biopharmaceuticals, Inc. (a)(b)	274	10,480
Lannett Co., Inc. (a)(b)	588	28,888
Lexicon Pharmaceuticals, Inc. (a)(b)	3,269	3,334
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	173	9,316
MacroGenics, Inc. (b)	282	7,969
MannKind Corp. (a)(b)	3,205	19,711
Merrimack Pharmaceuticals, Inc. (a)(b)	660	6,046
MiMedx Group, Inc. (a)(b)	1,352	14,953
Molina Healthcare, Inc. (a)(b)	202	10,326
Momenta Pharmaceuticals, Inc. (b)	453	5,314
National Healthcare Corp. (a)	344	20,726
Natus Medical, Inc. (b)	4,158	142,328
Navidea Biopharmaceuticals, Inc. (a)(b)	2,203	2,732
Neuralstem, Inc. (a)(b)	964	2,709
Neurocrine Biosciences, Inc. (b)	1,203	23,976
NewLink Genetics Corp. (a)(b)	283	11,054
Northwest Biotherapeutics, Inc. (a)(b)	521	2,793
Novavax, Inc. (a)(b)	3,636	19,416
NPS Pharmaceuticals, Inc. (a)(b)	1,239	41,110
NuVasive, Inc. (b)	987	43,359
Ohr Pharmaceutical, Inc. (a)(b)	287	2,181
OncoMed Pharmaceuticals, Inc. (a)(b)	173	3,811
Oncothyreon, Inc. (a)(b)	1,039	1,818
Ophthotech Corp. (b)	189	8,155
Opko Health, Inc. (a)(b)	2,213	18,545
Orexigen Therapeutics, Inc. (a)(b)	888	5,141
Organovo Holdings, Inc. (a)(b)	867	5,471
Orthofix International NV (b)	624	17,422
Osiris Therapeutics, Inc. (a)(b)	279	3,669
Pacira Pharmaceuticals, Inc. (a)(b)	1,346	126,430
PAREXEL International Corp. (b)	805	47,100
PDL BioPharma, Inc. (a)	12,291	101,524
Peregrine Pharmaceuticals, Inc. (a)(b)	2,439	3,610
PharMerica Corp. (a)(b)	3,807	83,031
Portola Pharmaceuticals, Inc. (b)	526	14,791
Prestige Brands Holdings, Inc. (a)(b)	1,089	36,427
Progenics Pharmaceuticals, Inc. (a)(b)	879	6,118
Prothena Corp. PLC (a)(b)	318	7,708

	Principal Amount ($) or Shares	Market Value $
PTC Therapeutics, Inc. (a)(b)	316	14,141
Puma Biotechnology, Inc. (a)(b)	275	62,430
RadNet, Inc. (a)(b)	2,766	23,290
Raptor Pharmaceutical Corp. (a)(b)	535	5,147
Receptos, Inc. (b)	222	30,037
Repligen Corp. (a)(b)	404	9,239
Retrophin, Inc. (a)(b)	303	3,060
Rigel Pharmaceuticals, Inc. (b)	568	1,215
Sagent Pharmaceuticals, Inc. (b)	289	8,332
Sangamo Biosciences, Inc. (a)(b)	382	4,615
Sarepta Therapeutics, Inc. (a)(b)	398	6,742
Select Medical Holdings Corp. (a)	7,699	111,097
Spectrum Pharmaceuticals, Inc. (a)(b)	937	6,756
STERIS Corp. (a)	2,311	147,326
Sunesis Pharmaceuticals, Inc. (b)	727	1,701
Synageva BioPharma Corp. (a)(b)	236	19,163
Synergy Pharmaceuticals, Inc. (a)(b)	1,306	3,892
Synta Pharmaceuticals Corp. (a)(b)	823	2,609
Team Health Holdings, Inc. (b)	1,190	68,020
TESARO, Inc. (a)(b)	285	9,835
TG Therapeutics, Inc. (a)(b)	333	4,968
The Ensign Group, Inc.	594	23,415
The Providence Service Corp. (b)	506	19,800
Threshold Pharmaceuticals, Inc. (a)(b)	737	2,137
Triple-S Management Corp. (Class B) (b)	1,474	34,079
Ultragenyx Pharmaceutical, Inc. (a)(b)	89	3,879
US Physical Therapy, Inc.	541	21,029
Vanda Pharmaceuticals, Inc. (a)(b)	490	6,385
Verastem, Inc. (a)(b)	294	2,734
Versartis, Inc. (a)(b)	98	1,766
XOMA Corp. (a)(b)	1,160	6,600
Zeltiq Aesthetics, Inc. (a)(b)	921	25,208
ZIOPHARM Oncology, Inc. (a)(b)	1,090	4,589

		2,871,129

Industrials - 15.9%
ABM Industries, Inc.	2,739	74,200
ACCO Brands Corp. (b)	16,836	147,483
Air Transport Services Group, Inc. (b)	3,182	25,297
Aircastle, Ltd. (a)	5,865	121,406
Alaska Air Group, Inc.	1,416	83,587
Allegiant Travel Co.	912	127,917
AMERCO, Inc.	277	77,061
American Railcar Industries, Inc. (a)	429	25,302

4	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Apogee Enterprises, Inc. (a)	672	30,395
ArcBest Corp.	3,302	143,373
Argan, Inc.	1,198	38,060
Atlas Air Worldwide Holdings, Inc. (a)(b)	2,876	131,289
AZZ, Inc. (a)	472	21,136
Blount International, Inc. (b)	4,703	77,223
Briggs & Stratton Corp. (a)	1,240	24,862
Curtiss-Wright Corp.	968	68,631
Deluxe Corp. (a)	2,533	148,054
EMCOR Group, Inc.	637	27,614
ESCO Technologies, Inc. (a)	795	28,636
Federal Signal Corp.	6,062	90,445
G&K Services, Inc. (Class A)	463	30,141
H&E Equipment Services, Inc. (a)	2,757	96,495
Hawaiian Holdings, Inc. (a)(b)	1,662	33,722
Heartland Express, Inc. (a)	1,222	32,420
Hillenbrand, Inc.	1,520	48,883
HNI Corp. (a)	918	43,091
Huron Consulting Group, Inc. (b)	1,742	120,477
JetBlue Airways Corp. (a)(b)	13,998	204,791
Kadant, Inc.	591	23,581
Knight Transportation, Inc. (a)	5,151	171,374
Knoll, Inc.	5,431	100,636
Korn/Ferry International (b)	3,814	103,550
L.B. Foster Co. (Class A)	529	24,519
Lydall, Inc. (a)(b)	953	25,321
Marten Transport, Ltd.	507	10,901
Meritor, Inc. (a)(b)	9,257	130,339
Moog, Inc. (Class A) (b)	853	62,081
NN, Inc.	997	21,107
Orbital Sciences Corp. (b)	2,836	77,196
PAM Transportation Services, Inc. (a)(b)	200	9,088
Park-Ohio Holdings Corp. (a)	2,030	114,025
Patrick Industries, Inc. (b)	895	39,908
Quad Graphics, Inc.	1,065	23,121
Quality Distribution, Inc. (b)	980	11,829
Republic Airways Holdings, Inc. (a)(b)	2,502	33,227
Rush Enterprises, Inc. (Class A) (b)	1,237	43,394
Saia, Inc. (b)	2,413	133,849
Spirit Airlines, Inc. (a)(b)	999	82,607
Standex International Corp.	1,424	103,909
Steelcase, Inc. (Class A)	1,887	33,060
Teledyne Technologies, Inc. (a)(b)	1,519	162,396
Tutor Perini Corp. (a)(b)	3,702	93,476
Viad Corp.	820	19,705
VSE Corp. (a)	373	20,075
Wabash National Corp. (a)(b)	1,893	20,425
West Corp. (a)	4,056	126,709

		3,943,399

	Principal Amount ($) or Shares	Market Value $
Information Technology - 14.5%
Amkor Technology, Inc. (a)(b)	11,454	76,627
Anixter International, Inc. (a)	944	82,034
ARRIS Group, Inc. (a)(b)	2,571	76,539
Bel Fuse, Inc. (Class B) (a)	892	23,620
Benchmark Electronics, Inc. (b)	3,520	83,706
Blackhawk Network Holdings, Inc. (a)(b)	3,119	113,282
Cirrus Logic, Inc. (a)(b)	1,328	24,289
comScore, Inc. (b)	1,152	50,653
Comtech Telecommunications Corp. (a)	765	30,363
Constant Contact, Inc. (a)(b)	3,488	113,988
CSG Systems International, Inc. (a)	2,717	68,251
ePlus, Inc. (b)	395	27,192
Euronet Worldwide, Inc. (a)(b)	865	50,230
Global Cash Access Holdings, Inc. (b)	8,795	62,444
GSI Group, Inc. (b)	1,655	20,985
iGate Corp. (b)	2,863	105,788
Insight Enterprises, Inc. (b)	3,982	93,298
Integrated Silicon Solution, Inc. (a)	992	14,354
Intersil Corp. (Class A)	7,996	104,828
LogMeIn, Inc. (a)(b)	663	33,528
Mentor Graphics Corp.	4,199	93,260
Methode Electronics, Inc.	2,774	107,492
Microsemi Corp. (b)	3,496	95,091
MicroStrategy, Inc. (Class A) (b)	672	115,409
MoneyGram International, Inc. (a)(b)	454	3,913
NETGEAR, Inc. (b)	2,171	75,377
Netscout Systems, Inc. (a)(b)	3,073	117,235
PC Connection, Inc. (a)	1,326	29,663
Plexus Corp. (b)	2,690	104,937
Progress Software Corp. (b)	1,906	49,156
RF Micro Devices, Inc. (a)(b)	13,978	204,219
Sanmina Corp. (b)	6,437	158,350
Spansion, Inc. (Class A) (a)(b)	5,829	136,224
SS&C Technologies Holdings, Inc. (a)	2,889	146,039
Super Micro Computer, Inc. (b)	4,070	135,450
Sykes Enterprises, Inc. (b)	3,334	77,249
Synaptics, Inc. (a)(b)	1,622	102,170
SYNNEX Corp. (a)	1,702	121,591
Take-Two Interactive Software, Inc. (a)(b)	5,924	163,858
TeleTech Holdings, Inc. (b)	931	21,757
VASCO Data Security International, Inc. (b)	1,541	45,922
Verint Systems, Inc. (b)	2,532	152,401
WEX, Inc. (b)	745	84,245

		3,597,007

Dynamic Small Cap Fund	5

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Materials - 4.1%
A. Schulman, Inc. (a)	2,700	103,302
AK Steel Holding Corp. (a)(b)	13,060	77,315
Boise Cascade Co. (b)	2,150	76,734
Century Aluminum Co. (b)	4,993	138,056
Chase Corp. (a)	508	17,247
Clearwater Paper Corp. (b)	1,539	101,974
Ferro Corp. (b)	1,972	25,380
Globe Specialty Metals, Inc. (a)	2,161	37,450
Graphic Packaging Holding Co. (b)	12,555	156,310
Hawkins, Inc. (a)	195	7,691
Kaiser Aluminum Corp.	394	28,675
Neenah Paper, Inc.	1,775	101,601
PolyOne Corp. (a)	1,576	58,785
Resolute Forest Products, Inc. (b)	1,611	26,984
Worthington Industries, Inc.	1,757	66,256

		1,023,760

Telecommunication Services - 0.2%
Inteliquent, Inc.	1,366	25,162
Premiere Global Services, Inc. (a)(b)	2,070	21,838
Shenandoah Telecommunications Co. (a)	357	10,578

		57,578

Utilities - 5.0%
Avista Corp. (a)	3,656	125,949
Black Hills Corp. (a)	1,474	79,611
Chesapeake Utilities Corp. (a)	814	36,573
Connecticut Water Service, Inc. (a)	200	6,970
Dynegy, Inc. (b)	972	32,222
El Paso Electric Co.	2,799	105,886
Empire District Electric Co.	3,861	106,988
IDACORP, Inc. (a)	2,398	148,940
New Jersey Resources Corp. (a)	2,306	133,517
NRG Yield, Inc. (Class A) (a)	2,105	99,756
ONE Gas, Inc. (a)	1,493	57,958
Otter Tail Corp. (a)	2,243	64,554
Piedmont Natural Gas Co., Inc.	1,258	47,150
PNM Resources, Inc. (a)	3,105	89,921
Portland General Electric Co. (a)	1,613	59,471
SJW Corp. (a)	269	8,054
Southwest Gas Corp. (a)	413	23,909
Unitil Corp. (a)	744	26,211

		1,253,640

Total Common Stocks (cost $21,538,421)		24,678,325

	Principal Amount ($) or Shares	Market Value $
Warrant - 0.0% (d)
Health Care - 0.0% (d)
BIOTIME, Inc. (expires 10/01/18) (a)(b) (cost $109)	110	114

Short-Term Investments - 24.9%
SSGA Prime Money Market Fund 0.19% (e)(f)	194,290	194,290
State Street Navigator Securities Lending Prime Portfolio (e)(g)	5,999,551	5,999,551

Total Short-Term Investments (cost $6,193,841)		6,193,841

Total Investments - 124.0% (identified cost $27,732,371)		30,872,280

Other Assets and Liabilities, Net - (24.0)%		(5,975,469)

Net Assets - 100.0%		24,896,811

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Real Estate Investment Trust (REIT)
(d)	Less than 0.05% of net assets
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned

Abbreviations:

PLC - Public Limited Company

See accompanying notes which are an integral part of the quarterly report.

6	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,389,911	$—	$—	$3,389,911	13.6
Consumer Staples	924,192	—	—	924,192	3.7
Energy	837,010	—	—	837,010	3.4
Financials	6,780,699	—	—	6,780,699	27.2
Health Care	2,871,129	—	—	2,871,129	11.5
Industrials	3,943,399	—	—	3,943,399	15.9
Information Technology	3,597,007	—	—	3,597,007	14.5
Materials	1,023,760	—	—	1,023,760	4.1
Telecommunication Services	57,578	—	—	57,578	0.2
Utilities	1,253,640	—	—	1,253,640	5.0
Warrants
Health Care	114	—	—	114	0.0	**
Short-Term Investments	194,290	5,999,551	—	6,193,841	24.9

Total Investments	$24,872,729	$5,999,551	$—	$30,872,280	124.0

Other Assets and Liabilities, Net					(24.0)

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2014.
**	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Dynamic Small Cap Fund	7

SSGA

Clarion Real Estate Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Diversified REITs - 6.2%
American Realty Capital Properties, Inc.	9,700	91,180
Cousins Properties, Inc. (a)	38,800	474,912
Liberty Property Trust	10,100	357,338
Vornado Realty Trust	20,238	2,257,751

		3,181,181

Hotels, Resorts & Cruise Lines - 0.8%
Hilton Worldwide Holdings, Inc. (b)	15,600	409,032

Industrial REITs - 6.7%
DCT Industrial Trust, Inc.	23,075	787,550
ProLogis	62,624	2,647,743

		3,435,293

Office REITs - 18.5%
Alexandria Real Estate Equities, Inc.	10,900	936,528
BioMed Realty Trust, Inc.	21,600	463,320
Boston Properties, Inc.	13,755	1,783,198
Brandywine Realty Trust	31,100	480,806
Digital Realty Trust, Inc. (a)	4,422	310,734
Douglas Emmett, Inc.	24,123	671,584
Duke Realty Corp.	56,708	1,102,404
Highwoods Properties, Inc.	13,300	574,028
Kilroy Realty Corp.	16,700	1,146,956
Paramount Group, Inc. (b)	25,200	473,760
SL Green Realty Corp.	13,748	1,596,693

		9,540,011

Residential REITs - 20.1%
American Residential Properties, Inc. (a)(b)	8,700	154,599
AvalonBay Communities, Inc. (a)	13,978	2,247,523
Camden Property Trust	10,000	766,800
Equity Residential	43,139	3,055,967
Essex Property Trust, Inc.	7,547	1,527,588
Post Properties, Inc.	10,800	632,664
Sun Communities, Inc. (a)	9,100	535,899
UDR, Inc.	47,262	1,454,724

		10,375,764

Retail REITs - 25.2%
Brixmor Property Group, Inc.	21,300	515,034
CBL & Associates Properties, Inc. (a)	10,600	206,170
DDR Corp. (a)	56,100	1,028,313
General Growth Properties, Inc.	76,200	2,039,112
Kimco Realty Corp.	31,329	797,323
Ramco-Gershenson Properties Trust	23,600	422,440

	Principal Amount ($) or Shares	Market Value $
Regency Centers Corp.	16,000	983,680
Simon Property Group, Inc.	26,835	4,851,768
Tanger Factory Outlet Centers, Inc.	4,210	154,002
Taubman Centers, Inc.	7,149	568,274
The Macerich Co.	17,680	1,398,134

		12,964,250

Specialized REITs - 22.2%
CubeSmart	37,300	803,442
HCP, Inc.	17,406	779,789
Health Care REIT, Inc.	33,695	2,481,974
Healthcare Realty Trust, Inc.	25,026	660,936
Healthcare Trust of America, Inc. (Class A)	23,500	299,860
Host Hotels & Resorts, Inc.	105,152	2,443,732
Pebblebrook Hotel Trust	11,000	474,870
Public Storage	9,841	1,846,467
Strategic Hotels & Resorts, Inc. (b)	36,000	478,080
Sunstone Hotel Investors, Inc.	32,000	512,320
Ventas, Inc.	9,534	682,158

		11,463,628

Total Common Stocks (cost $30,566,486)		51,369,159

Short-Term Investments - 6.4%
SSGA Prime Money Market Fund 0.19% (c)(d)	236,508	236,508
State Street Navigator Securities Lending Prime Portfolio (c)(e)	3,034,123	3,034,123

Total Short-Term Investments (cost $3,270,631)		3,270,631

Total Investments - 106.1% (identified cost $33,837,117)		54,639,790

Other Assets and Liabilities, Net - (6.1)%		(3,126,670)

Net Assets - 100.0%		51,513,120

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investments of cash collateral for securities loaned

Abbreviations:

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of the quarterly report.

8	Clarion Real Estate Fund

SSGA

Clarion Real Estate Fund

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$3,181,181	$—	$—	$3,181,181	6.2
Hotels, Resorts & Cruise Lines	409,032	—	—	409,032	0.8
Industrial REITs	3,435,293	—	—	3,435,293	6.7
Office REITs	9,540,011	—	—	9,540,011	18.5
Residential REITs	10,375,764	—	—	10,375,764	20.1
Retail REITs	12,964,250	—	—	12,964,250	25.2
Specialized REITs	11,463,628	—	—	11,463,628	22.2
Short-Term Investments	236,508	3,034,123	—	3,270,631	6.4

Total Investments	$51,605,667	$3,034,123	$—	$54,639,790	106.1

Other Assets and Liabilities, Net					(6.1)

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2014.

See accompanying notes which are an integral part of the quarterly report.

Clarion Real Estate Fund	9

SSGA

IAM SHARES Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.9%
Consumer Discretionary - 12.7%
Amazon.com, Inc. (a)	4,600	1,557,744
AutoNation, Inc. (a)	7,920	470,765
AutoZone, Inc. (a)	100	57,771
Bed Bath & Beyond, Inc. (a)(b)	3,200	234,784
Best Buy Co., Inc.	3,925	154,684
BorgWarner, Inc.	6,200	350,672
Brunswick Corp. (b)	4,500	223,560
Cablevision Systems Corp. (Class A) (b)	3,200	65,024
Carnival Corp.	4,300	189,888
CBS Corp. (Class B)	8,444	463,407
Chipotle Mexican Grill, Inc. (a)	100	66,362
Coach, Inc.	12,106	449,375
Comcast Corp. (Class A)	43,716	2,493,561
D.R. Horton, Inc.	3,900	99,411
Denny’s Corp. (a)(b)	16,283	157,782
DIRECTV (a)	9,481	831,579
Ethan Allen Interiors, Inc. (b)	4,666	138,160
Family Dollar Stores, Inc.	2,400	189,720
Ford Motor Co.	59,143	930,319
Gannett Co., Inc.	6,000	195,300
General Motors Co.	19,800	661,914
Genuine Parts Co.	2,800	287,784
H&R Block, Inc.	3,700	124,468
Hanesbrands, Inc.	4,410	510,325
Harley-Davidson, Inc.	7,610	530,265
JAKKS Pacific, Inc. (a)(b)	9,253	68,102
Johnson Controls, Inc.	10,700	535,000
Kohl’s Corp. (b)	4,100	244,442
Leggett & Platt, Inc. (b)	8,470	356,502
Liberty Interactive Corp. (Class A) (a)	10,342	301,469
Liberty Ventures (Series A) (a)	1,470	53,861
Lowe’s Cos., Inc.	16,600	1,059,578
Macy’s, Inc.	6,768	439,311
Marriott International, Inc. (Class A)	10,020	789,476
McDonald’s Corp.	14,730	1,426,011
Meredith Corp. (b)	6,390	337,264
Netflix, Inc. (a)	500	173,295
Newell Rubbermaid, Inc.	10,700	388,517
News Corp. (Class A) (a)	6,450	100,104
NIKE, Inc. (Class B)	5,000	496,450
Nordstrom, Inc.	2,600	198,536
O’Reilly Automotive, Inc. (a)	900	164,466
Omnicom Group, Inc.	3,200	247,264
Penske Automotive Group, Inc.	1,881	89,065
priceline.com, Inc. (a)	600	696,114
Ross Stores, Inc.	400	36,592

	Principal Amount ($) or Shares	Market Value $
Sears Holdings Corp. (a)(b)	5,769	208,261
Sonic Automotive, Inc.	5,151	132,844
Staples, Inc. (b)	8,400	118,104
Starbucks Corp.	8,800	714,648
Starwood Hotels & Resorts Worldwide, Inc.	5,340	421,860
Target Corp.	10,900	806,600
The Gap, Inc.	5,400	213,840
The Goodyear Tire & Rubber Co.	5,900	161,719
The Home Depot, Inc.	18,500	1,838,900
The McClatchy Co. (Class A) (a)	15,070	49,430
The New York Times Co. (Class A) (b)	7,200	91,368
The Walt Disney Co.	30,140	2,788,251
Tiffany & Co. (b)	7,440	802,925
Time Warner Cable, Inc.	3,963	591,597
Time Warner, Inc.	13,983	1,190,233
TJX Cos., Inc.	9,400	621,904
TripAdvisor, Inc. (a)	600	44,190
Twenty-First Century Fox, Inc.	25,800	949,440
Viacom, Inc. (Class B)	7,901	597,553
Whirlpool Corp.	3,190	593,882
Wyndham Worldwide Corp.	2,360	196,730
Yum! Brands, Inc.	5,200	401,700

		33,172,022

Consumer Staples - 10.1%
Altria Group, Inc.	40,925	2,056,891
Archer-Daniels-Midland Co.	14,378	757,433
Avon Products, Inc. (b)	1,400	13,692
Campbell Soup Co.	9,070	410,690
Church & Dwight Co., Inc.	3,520	270,019
Colgate-Palmolive Co.	7,400	514,966
ConAgra Foods, Inc.	10,900	398,068
Constellation Brands, Inc. (Class A) (a)	300	28,920
Costco Wholesale Corp.	5,900	838,508
CVS Caremark Corp.	16,919	1,545,720
Energizer Holdings, Inc.	574	74,631
General Mills, Inc.	8,300	437,825
Katy Industries, Inc. (a)(c)	5,900	6,490
Kellogg Co.	9,135	605,194
Kimberly-Clark Corp.	8,488	989,616
Kraft Foods Group, Inc.	8,936	537,679
Lorillard, Inc.	5,000	315,700
Mead Johnson Nutrition Co.	2,522	261,884
Mondelez International, Inc. (Class A)	24,709	968,593
Monster Beverage Corp. (a)	1,100	123,365
PepsiCo, Inc.	26,018	2,604,402
Philip Morris International, Inc.	21,285	1,850,305

10	IAM SHARES Fund

SSGA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Rite Aid Corp. (a)	33,160	181,717
Safeway, Inc.	11,860	413,202
SUPERVALU, Inc. (a)	7,382	69,096
Sysco Corp. (b)	18,430	741,992
The Coca-Cola Co.	64,530	2,892,880
The Estee Lauder Cos., Inc. (Class A)	200	14,828
The J.M. Smucker Co.	4,257	436,640
The Kroger Co.	16,110	964,022
The Procter & Gamble Co.	42,101	3,807,193
TreeHouse Foods, Inc. (a)(b)	1,600	129,520
Tyson Foods, Inc. (Class A)	300	12,702
Walgreen Co.	12,900	885,069
Whole Foods Market, Inc.	6,100	299,083

		26,458,535

Energy - 8.8%
Anadarko Petroleum Corp.	6,400	506,560
Apache Corp.	4,900	314,041
Baker Hughes, Inc.	7,900	450,300
BP PLC ADR	3,556	139,822
Cabot Oil & Gas Corp.	4,000	132,160
Cameron International Corp. (a)	4,700	241,016
Chesapeake Energy Corp.	8,300	168,158
Chevron Corp.	30,219	3,289,943
ConocoPhillips	24,477	1,617,195
CONSOL Energy, Inc.	1,100	43,043
Devon Energy Corp.	6,100	359,717
EOG Resources, Inc.	6,400	555,008
Exxon Mobil Corp. (c)	76,180	6,897,337
Halliburton Co.	19,910	840,202
Hess Corp.	7,000	510,510
Kinder Morgan, Inc. (b)	17,957	742,522
Marathon Oil Corp.	8,200	237,144
Marathon Petroleum Corp.	4,100	369,369
National Oilwell Varco, Inc.	4,400	294,976
Newfield Exploration Co. (a)	1,800	49,014
Noble Energy, Inc.	400	19,672
Occidental Petroleum Corp.	10,800	861,516
Phillips 66	9,388	685,512
Pioneer Natural Resources Co.	1,100	157,553
Range Resources Corp.	1,600	105,040
Schlumberger, Ltd.	23,092	1,984,757
Southwestern Energy Co. (a)	4,700	151,246
Spectra Energy Corp.	8,398	318,116
The Williams Cos., Inc.	7,800	403,650
Transocean, Ltd. (b)	6,100	128,161
Valero Energy Corp.	7,200	349,992

		22,923,252

	Principal Amount ($) or Shares	Market Value $
Financials - 14.6%
ACE, Ltd.	2,200	251,548
Aegon NV (b)	15,347	120,474
Aflac, Inc.	6,500	388,245
American Express Co.	12,300	1,136,766
American Financial Group, Inc.	17,862	1,078,686
American International Group, Inc.	19,803	1,085,204
American Tower Corp. (d)	4,900	514,549
Ameriprise Financial, Inc.	2,840	374,227
Aon PLC	4,700	434,703
AvalonBay Communities, Inc. (d)	600	96,474
Bank of America Corp.	128,532	2,190,185
BB&T Corp.	7,500	281,925
Berkshire Hathaway, Inc. (Class B) (a)	25,200	3,746,988
BlackRock, Inc.	800	287,264
Capital One Financial Corp.	6,661	554,195
Citigroup, Inc.	41,010	2,213,310
CME Group, Inc.	4,800	406,272
Comerica, Inc.	3,400	158,474
Discover Financial Services	6,550	429,353
E*TRADE Financial Corp. (a)	1,170	26,688
Equity Residential (d)	2,100	148,764
Fifth Third Bancorp	6,400	128,768
Franklin Resources, Inc.	5,400	307,044
Genworth Financial, Inc. (Class A) (a)	1,400	12,726
Hartford Financial Services Group, Inc.	3,200	132,160
HCP, Inc. (d)	1,400	62,720
Health Care REIT, Inc. (d)	1,700	125,222
Host Hotels & Resorts, Inc. (d)	39,087	908,382
HSBC Holdings PLC ADR	11,217	558,046
Hudson City Bancorp, Inc.	7,600	74,404
Intercontinental Exchange, Inc.	1,202	271,640
Janus Capital Group, Inc. (b)	36,347	571,375
JPMorgan Chase & Co.	48,234	2,901,757
KeyCorp	6,500	87,750
M&T Bank Corp. (b)	1,600	201,632
Marsh & McLennan Cos., Inc.	7,500	424,425
MetLife, Inc.	11,099	617,215
Moody’s Corp.	3,000	303,030
Morgan Stanley	17,500	615,650
Navient Corp.	6,300	132,048
Northern Trust Corp.	3,400	230,282
People’s United Financial, Inc. (b)	5,700	84,246
Plum Creek Timber Co., Inc. (d)	2,000	83,360
PNC Financial Services Group, Inc.	5,450	476,711
Potlatch Corp. (b)(d)	8,470	351,929
Principal Financial Group, Inc.	2,600	138,502

IAM SHARES Fund	11

SSGA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

ProLogis, Inc. (d)	5,828	246,408
Prudential Financial, Inc.	6,400	543,872
Public Storage (d)	1,700	318,971
Regions Financial Corp.	9,142	92,060
Simon Property Group, Inc. (d)	3,271	591,397
SunTrust Banks, Inc.	3,500	137,515
T. Rowe Price Group, Inc.	1,000	83,470
The Allstate Corp.	7,100	483,865
The Bank of New York Mellon Corp.	14,798	592,364
The Charles Schwab Corp.	13,300	376,656
The Chubb Corp.	2,800	288,540
The Goldman Sachs Group, Inc.	6,300	1,186,983
The Progressive Corp.	8,100	220,644
The Travelers Cos., Inc.	15,443	1,613,021
U.S. Bancorp	22,812	1,008,290
Ventas, Inc. (d)	3,633	259,941
Vornado Realty Trust (d)	2,144	239,185
Wells Fargo & Co.	64,235	3,499,523
Weyerhaeuser Co. (d)	17,601	621,491

		38,129,514

Health Care - 13.0%
Abbott Laboratories	20,100	894,651
AbbVie, Inc.	20,100	1,390,920
Actavis PLC (a)	1,963	531,207
Aetna, Inc.	6,515	568,369
Agilent Technologies, Inc.	4,142	177,029
Alexion Pharmaceuticals, Inc. (a)	2,000	389,800
Allergan, Inc.	3,900	834,171
Allied Healthcare Products (a)(b)	3,644	6,086
AmerisourceBergen Corp.	1,200	109,260
Amgen, Inc.	8,661	1,431,750
Anthem, Inc.	5,800	741,878
Baxter International, Inc.	12,376	903,448
Biogen Idec, Inc. (a)	3,600	1,107,684
Boston Scientific Corp. (a)	17,863	229,897
Bristol-Myers Squibb Co.	20,688	1,221,626
Cardinal Health, Inc.	4,000	328,760
CareFusion Corp. (a)	2,000	118,340
Celgene Corp. (a)	12,200	1,387,018
Cerner Corp. (a)	3,900	251,160
Cigna Corp.	3,800	390,982
Covidien PLC	2,000	202,000
Edwards Lifesciences Corp. (a)	4,756	616,758
Eli Lilly & Co.	12,700	865,124
Express Scripts Holding Co. (a)	12,485	1,038,128
Gilead Sciences, Inc. (a)	21,800	2,186,976
Hospira, Inc. (a)	900	53,676
Humana, Inc.	2,000	275,940
Intuitive Surgical, Inc. (a)	200	103,554

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson	36,000	3,897,000
McKesson Corp.	3,600	758,736
Medtronic, Inc. (b)	14,300	1,056,341
Merck & Co., Inc.	46,745	2,823,398
PerkinElmer, Inc.	4,700	213,709
Perrigo Co. PLC	600	96,114
Pfizer, Inc.	86,254	2,686,812
Regeneron Pharmaceuticals, Inc. (a)	700	291,277
St. Jude Medical, Inc.	4,300	292,228
STERIS Corp. (b)	5,461	348,139
Stryker Corp.	4,100	380,931
Thermo Fisher Scientific, Inc.	5,800	749,882
UnitedHealth Group, Inc.	14,700	1,449,861
Vertex Pharmaceuticals, Inc. (a)	3,000	353,640
Zimmer Holdings, Inc.	2,570	288,585
Zoetis, Inc.	2,295	103,114

		34,145,959

Industrials - 13.3%
3M Co.	11,580	1,853,842
Actuant Corp. (Class A)	6,160	180,858
Alaska Air Group, Inc.	3,200	188,896
AMETEK, Inc.	7,560	385,258
Avis Budget Group, Inc. (a)	1,800	108,270
AZZ, Inc.	1,600	71,648
Caterpillar, Inc.	10,601	1,066,460
CSX Corp.	25,990	948,375
Cummins, Inc.	4,380	637,816
Danaher Corp.	11,930	996,871
Deere & Co. (b)	8,180	708,552
Delta Air Lines, Inc.	12,500	583,375
Dover Corp. (b)	5,590	430,374
Eaton Corp. PLC	8,142	552,272
Emerson Electric Co.	12,890	821,737
FedEx Corp.	3,100	552,358
General Dynamics Corp.	5,710	830,006
General Electric Co.	147,851	3,916,573
Hexcel Corp. (a)(b)	2,600	112,554
HNI Corp. (b)	900	42,246
Honeywell International, Inc.	11,462	1,135,540
Illinois Tool Works, Inc.	9,708	921,580
Ingersoll-Rand PLC	4,500	283,770
Jacobs Engineering Group, Inc. (a)	2,800	130,060
Kansas City Southern	3,050	362,767
Koninklijke Philips NV	1,264	37,983
L-3 Communications Holdings, Inc.	2,620	326,452
Lockheed Martin Corp.	4,929	944,199
Manpower, Inc.	2,310	154,447

12	IAM SHARES Fund

SSGA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Masco Corp.	15,190	367,598
Matthews International Corp. (Class A) (b)	3,793	174,743
Norfolk Southern Corp.	7,490	836,184
Northrop Grumman Corp.	4,976	701,268
PACCAR, Inc.	8,165	547,218
Parker Hannifin Corp.	3,000	387,090
Pentair PLC	3,000	194,130
Precision Castparts Corp.	2,880	685,152
R.R. Donnelley & Sons Co. (b)	5,700	95,988
Raytheon Co.	5,800	618,860
Republic Services, Inc.	4,080	161,609
Rockwell Automation, Inc.	4,860	560,893
Rockwell Collins, Inc.	1,800	153,954
Ryder System, Inc.	5,190	495,749
Siemens AG ADR	200	23,600
Snap-on, Inc.	1,600	216,528
Southwest Airlines Co.	12,825	536,341
Stanley Black & Decker, Inc.	3,215	303,625
Terex Corp.	1,800	51,660
Textron, Inc.	5,600	242,592
The Boeing Co.	10,520	1,413,467
The Manitowoc Co., Inc. (b)	2,300	46,322
The Toro Co.	5,060	332,341
Tyco International PLC	7,100	304,590
Union Pacific Corp.	17,460	2,038,804
United Continental Holdings, Inc. (a)	734	44,943
United Parcel Service, Inc. (Class B)	16,314	1,793,235
United Technologies Corp.	13,700	1,508,096
Valmont Industries, Inc. (b)	300	40,566
Veritiv Corp. (a)	211	10,603
Waste Management, Inc. (c)	10,628	517,902
Watts Water Technologies, Inc. (Class A)	400	24,184

		34,714,974

Information Technology - 17.9%
Accenture PLC (Class A)	8,600	742,438
Adobe Systems, Inc. (a)	6,800	501,024
Akamai Technologies, Inc. (a)	400	25,844
Amphenol Corp. (Class A)	10,980	588,857
Analog Devices, Inc.	5,000	273,200
Apple, Inc.	81,500	9,692,795
Applied Materials, Inc.	17,300	416,065
Autodesk, Inc. (a)	3,000	186,000
Automatic Data Processing, Inc.	6,300	539,532
Avago Technologies, Ltd.	3,400	317,560
Broadcom Corp. (Class A)	5,850	252,311
CA, Inc.	4,400	137,060

	Principal Amount ($) or Shares	Market Value $
Cisco Systems, Inc.	70,500	1,948,620
Cognizant Technology Solutions Corp. (Class A) (a)	1,400	75,586
Computer Sciences Corp.	6,435	407,850
Corning, Inc.	20,200	424,604
Diebold, Inc. (b)	7,446	269,396
eBay, Inc. (a)	14,700	806,736
Electronic Arts, Inc. (a)	4,700	206,471
EMC Corp.	27,100	822,485
Energy Conversion Devices, Inc. (a)(e)	36,400	—
F5 Networks, Inc. (a)	1,100	142,109
Facebook, Inc. (Class A) (a)	24,500	1,903,650
Google, Inc. (a)	3,600	1,950,588
Google, Inc. (Class A) (a)	3,600	1,976,688
Hewlett-Packard Co.	28,532	1,114,460
Intel Corp.	66,700	2,484,575
International Business Machines Corp.	12,900	2,091,993
Juniper Networks, Inc.	3,800	84,208
KLA-Tencor Corp.	2,100	145,824
Mastercard, Inc. (Class A)	13,000	1,134,770
Micron Technology, Inc. (a)	13,500	485,325
Microsoft Corp.	103,800	4,962,678
Motorola Solutions, Inc.	4,128	271,292
NetApp, Inc.	4,500	191,475
NVIDIA Corp.	1,900	39,843
Oracle Corp.	51,349	2,177,711
Paychex, Inc.	4,300	203,863
QUALCOMM, Inc.	20,700	1,509,030
Quantum Corp. (a)(b)	44,625	70,508
Red Hat, Inc. (a)(b)	400	24,860
Salesforce.com, Inc. (a)	4,800	287,376
SanDisk Corp.	100	10,346
Seagate Technology PLC	7,240	478,636
Symantec Corp.	11,945	311,645
Teradata Corp. (a)(b)	200	9,028
Texas Instruments, Inc.	16,700	908,814
The Western Union Co. (b)	7,736	143,735
Total System Services, Inc.	2,032	67,036
VeriSign, Inc. (a)(b)	300	18,030
Visa, Inc. (Class A)	4,600	1,187,674
Western Digital Corp.	600	61,962
Xerox Corp.	52,870	738,065
Xilinx, Inc.	4,800	218,112
Yahoo!, Inc. (a)	17,100	884,754

		46,925,097

Materials - 3.6%
Air Products & Chemicals, Inc.	4,980	716,273
AK Steel Holding Corp. (a)(b)	13,482	79,814

IAM SHARES Fund	13

SSGA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Alcoa, Inc.	30,890	534,088
Allegheny Technologies, Inc.	4,800	161,712
AngloGold Ashanti, Ltd. ADR (a)	3,199	27,384
Ashland, Inc.	1,204	137,316
Avery Dennison Corp.	2,400	118,824
Ball Corp.	3,400	228,038
Bemis Co., Inc.	3,500	139,790
CF Industries Holdings, Inc.	400	107,260
Crown Holdings, Inc. (a)	4,400	217,800
E.I. du Pont de Nemours & Co.	9,700	692,580
Ecolab, Inc.	4,100	446,695
FMC Corp.	2,900	157,760
Freeport-McMoRan, Inc.	9,552	256,471
International Paper Co.	11,573	622,859
Martin Marietta Materials, Inc. (b)	1,500	180,060
MeadWestvaco Corp.	3,400	152,320
Monsanto Co.	5,800	695,478
Newmont Mining Corp.	5,700	104,880
Owens-Illinois, Inc. (a)	4,000	102,560
PPG Industries, Inc.	3,000	656,460
Praxair, Inc.	2,000	256,760
Schnitzer Steel Industries, Inc. (Class A) (b)	1,770	40,356
Sigma-Aldrich Corp.	2,300	314,180
The Dow Chemical Co.	19,888	967,949
The Mosaic Co.	3,600	164,772
The Sherwin-Williams Co.	3,730	913,328
Vulcan Materials Co.	4,600	304,060

		9,497,827

Telecommunication Services - 2.6%
AT&T, Inc.	96,961	3,430,480
CenturyLink, Inc.	7,665	312,502
Frontier Communications Corp. (b)	10,506	74,067
Verizon Communications, Inc.	57,972	2,932,804

		6,749,853

Utilities - 2.3%
Ameren Corp.	3,000	129,330
American Electric Power Co., Inc.	5,300	305,015
Consolidated Edison, Inc. (b)	3,700	233,655
Dominion Resources, Inc.	8,400	609,420
Duke Energy Corp.	7,620	616,458
Edison International	4,500	286,020
Entergy Corp.	2,400	201,360
Exelon Corp. (b)	11,590	419,210
FirstEnergy Corp.	4,200	154,896
NextEra Energy, Inc.	5,600	584,584
Pepco Holdings, Inc.	9,300	255,750
PG&E Corp.	5,300	267,650
PPL Corp.	6,400	227,392

	Principal Amount ($) or Shares	Market Value $
Public Service Enterprise Group, Inc.	7,000	292,460
Sempra Energy	3,300	368,709
Southern Co.	12,200	578,646
The AES Corp.	8,800	122,056
Wisconsin Energy Corp. (b)	3,500	172,900
Xcel Energy, Inc.	4,000	135,760

		5,961,271

Total Common Stocks (cost $141,725,623)		258,678,304

Rights - 0.0% (f)
Consumer Discretionary - 0.0% (f)
Sears Holdings Corp. (expiring 02/27/15) (a)(b)(e)	1,450	—

Total Rights (cost $479)		—

Short-Term Investments - 3.5%
SSGA Prime Money Market Fund 0.19% (g)(h)	2,758,084	2,758,084
State Street Navigator Securities Lending Prime Portfolio (g)(i)	6,232,132	6,232,132
United States Treasury Bill 0.000%, due 01/29/15 (j)	213,000	213,000

Total Short-Term Investments (cost $9,203,216)		9,203,216

Total Investments - 102.4% (identified cost $150,929,318)		267,881,520

Other Assets and Liabilities, Net - (2.4)%		(6,295,231)

Net Assets - 100.0%		261,586,289

Footnotes:

(a)	Non-income producing security
(b)	All or a portion of the shares of this security are on loan.
(c)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts purchased by the Fund.
(d)	Real Estate Investment Trust (REIT)
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).

See accompanying notes which are an integral part of the quarterly report.

14	IAM SHARES Fund

SSGA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Investments of cash collateral for securities loaned
(j)	The rate shown is the yield-to-maturity from date of acquisition

Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Futures Contracts	Number of Contracts		Notional Amount $	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	6	USD	3,099,450	12/14	118,778

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					118,778

Abbreviations:

USD - United States Dollar

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$33,172,022	$—		$—	$33,172,022	12.7
Consumer Staples	26,458,535	—		—	26,458,535	10.1
Energy	22,923,252	—		—	22,923,252	8.8
Financials	38,129,514	—		—	38,129,514	14.6
Health Care	34,145,959	—		—	34,145,959	13.0
Industrials	34,714,974	—		—	34,714,974	13.3
Information Technology	46,925,097	—	**	—	46,925,097	17.9
Materials	9,497,827	—		—	9,497,827	3.6
Telecommunication Services	6,749,853	—		—	6,749,853	2.6
Utilities	5,961,271	—		—	5,961,271	2.3
Rights
Consumer Discretionary	—	—	**	—	—	0.0	***
Short-Term Investments	2,758,084	6,445,132		—	9,203,216	3.5

Total Investments	$261,436,388	$6,445,132		$—	$267,881,520	102.4

Other Assets and Liabilities, Net						(2.4)

						100.0

Other Financial Instruments****
Futures Contracts	$118,778	$—		$—	$118,778	0.0	***

Total Other Financial Instruments	$118,778	$—		$—	$118,778	0.0	***

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2014.
**	Fund held a Level 2 security that was valued at $0 at November 30, 2014.
***	Less than 0.05% of net assets.
****	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

IAM SHARES Fund	15

SSGA

Enhanced Small Cap Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.1%
Consumer Discretionary - 13.0%
1-800-FLOWERS.COM, Inc. (Class A) (a)	6,778	57,952
2U, Inc. (a)	171	3,092
AH Belo Corp. (Class A)	3,205	38,460
American Axle & Manufacturing Holdings, Inc. (a)	643	13,722
American Public Education, Inc. (a)	179	6,014
ANN, Inc. (a)	1,780	65,379
Arctic Cat, Inc.	478	15,798
Ascent Media Corp. (Class A) (a)	371	19,967
Bloomin’ Brands, Inc. (a)	1,144	26,049
Bob Evans Farms, Inc.	109	5,925
Brown Shoe Co., Inc.	5,512	180,573
Brunswick Corp.	77	3,825
Build-A-Bear Workshop, Inc. (a)	167	3,437
Burlington Stores, Inc. (a)	100	4,467
Capella Education Co.	1,446	98,588
Christopher & Banks Corp. (a)	979	7,088
Cinedigm Corp. (Class A) (a)	10,532	18,747
Citi Trends, Inc. (a)	201	4,756
ClubCorp Holdings, Inc.	344	6,780
Core-Mark Holding Co., Inc.	2,661	159,953
Crocs, Inc. (a)	5,596	74,315
CSS Industries, Inc.	916	26,573
Dana Holding Corp.	8,111	171,953
Denny’s Corp. (a)	17,262	167,269
Destination Maternity Corp.	254	4,072
Dex Media, Inc. (a)	620	5,307
DineEquity, Inc.	1,792	177,999
Express, Inc. (a)	5,725	85,589
Famous Dave’s of America, Inc. (a)	572	14,586
Flexsteel Industries, Inc.	601	19,064
Gerber Scientific, Inc. (a)(b)	600	—
Grand Canyon Education, Inc. (a)	3,620	165,325
Harte-Hanks, Inc.	11,171	68,366
Haverty Furniture Cos., Inc.	2,930	61,706
Helen of Troy, Ltd. (a)	2,719	175,810
hhgregg, Inc. (a)	702	4,458
HSN, Inc. (c)	2,446	178,387
Iconix Brand Group, Inc. (a)	4,068	164,388
Installed Building Products, Inc. (a)	429	7,293
Interval Leisure Group, Inc.	271	5,892
Isle of Capri Casinos, Inc. (a)	3,096	22,415
Jack in the Box, Inc.	2,650	197,425
Kirkland’s, Inc. (a)	2,101	45,634
La-Z-Boy, Inc.	6,674	173,457
LifeLock, Inc. (a)	176	2,906

	Principal Amount ($) or Shares	Market Value $
Marriott Vacations Worldwide Corp.	1,192	87,624
Motorcar Parts of America, Inc. (a)	1,353	45,664
National CineMedia, Inc.	6,954	98,469
New York & Co., Inc. (a)	6,149	16,910
Nexstar Broadcasting Group, Inc. (Class A)	134	6,875
Nutrisystem, Inc.	1,148	21,778
Office Depot, Inc. (a)	4,792	31,771
Orbitz Worldwide, Inc. (a)	1,182	9,030
Outerwall, Inc. (a)	104	7,309
Papa John’s International, Inc.	378	19,951
Pool Corp.	100	5,941
Radio One, Inc. (Class D) (a)	17,553	29,665
Reading International, Inc. (Class A) (a)	254	3,020
Red Robin Gourmet Burgers, Inc. (a)	44	2,963
Regis Corp. (a)	175	2,894
Rent-A-Center, Inc.	94	3,243
RetailMeNot, Inc. (a)	1,494	21,999
Ruth’s Hospitality Group, Inc.	6,218	81,704
Scholastic Corp.	1,348	47,854
Standard Motor Products, Inc.	151	5,761
Stein Mart, Inc.	500	7,100
Steiner Leisure, Ltd. (a)	810	35,859
Steven Madden, Ltd. (a)	96	3,274
Stoneridge, Inc. (a)	8,384	91,050
Strayer Education, Inc. (a)	243	18,393
Tenneco, Inc. (a)	64	3,478
Texas Roadhouse, Inc.	1,240	40,994
The Cato Corp. (Class A)	3,232	129,668
The Cheesecake Factory, Inc.	77	3,729
The Children’s Place, Inc.	121	6,783
The Finish Line, Inc. (Class A)	5,584	159,367
The Men’s Wearhouse, Inc.	87	4,065
Tilly’s, Inc. (Class A) (a)	910	6,798
Time, Inc.	137	3,280
Tower International, Inc. (a)	4,489	114,604
TRI Pointe Homes, Inc. (a)	2,210	33,725
Unifi, Inc. (a)	700	19,936
Vitamin Shoppe, Inc. (a)	1,095	52,407
Weyco Group, Inc.	108	2,971

		4,048,667

Consumer Staples - 3.4%
B&G Foods, Inc.	108	3,091
Cal-Maine Foods, Inc.	88	3,685
Calavo Growers, Inc.	1,160	49,810
Fresh Del Monte Produce, Inc.	4,036	136,255
Ingles Markets, Inc. (Class A)	1,006	27,303

16	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

J&J Snack Foods Corp.	101	10,610
John B Sanfilippo & Son, Inc. (a)	1,399	58,506
Lancaster Colony Corp.	172	16,151
Medifast, Inc. (a)	4,303	126,939
National Beverage Corp. (a)	1,280	32,179
Nutraceutical International Corp. (a)	2,040	43,207
Omega Protein Corp. (a)	2,037	20,676
Orchids Paper Products Co.	118	3,205
PriceSmart, Inc.	32	3,103
Sanderson Farms, Inc.	1,016	88,199
Seaboard Corp. (a)	14	48,300
SpartanNash Co.	129	3,010
SUPERVALU, Inc. (a)	18,423	172,439
The Andersons, Inc.	1,995	107,810
The Fresh Market, Inc. (a)	92	3,768
The Pantry, Inc. (a)	3,306	87,774
WD-40 Co.	91	6,925

		1,052,945

Energy - 3.6%
Adams Resources & Energy, Inc.	747	33,085
Basic Energy Services, Inc. (a)	390	3,483
Bonanza Creek Energy, Inc. (a)	139	3,784
Callon Petroleum Co. (a)	6,483	31,832
Carrizo Oil & Gas, Inc. (a)	772	30,463
Cloud Peak Energy, Inc. (a)	5,895	68,795
Comstock Resources, Inc.	1,085	9,613
Dawson Geophysical Co.	193	2,611
Delek US Holdings, Inc.	146	4,366
Forest Oil Corp. (a)(c)	3,169	1,806
Hallador Energy Co.	262	2,856
Helix Energy Solutions Group, Inc. (a)	7,252	165,853
ION Geophysical Corp. (a)	4,493	11,098
Matrix Service Co. (a)	4,593	97,004
Natural Gas Services Group, Inc. (a)	217	5,026
Newpark Resources, Inc. (a)	324	3,392
Pacific Ethanol, Inc. (a)	4,029	46,857
Parker Drilling Co. (a)	16,781	59,573
Parsley Energy, Inc. (Class A) (a)	1,302	16,457
Penn Virginia Corp. (a)	978	5,017
Petroquest Energy, Inc. (a)	18,088	67,287
Pioneer Energy Services Corp. (a)	10,003	60,418
Quicksilver Resources, Inc. (a)	5,076	1,528
REX American Resources Corp. (a)	1,423	90,033
Stone Energy Corp. (a)	3,364	53,151
Tesco Corp.	2,224	31,336
VAALCO Energy, Inc. (a)	435	2,493

	Principal Amount ($) or Shares	Market Value $
W&T Offshore, Inc.	1,146	8,629
Warren Resources, Inc. (a)	12,202	25,014
Western Refining, Inc.	3,959	162,755
Westmoreland Coal Co. (a)	84	3,153
Willbros Group, Inc. (a)	973	4,427

		1,113,195

Financials - 23.2%
1st Source Corp.	111	3,388
AG Mortgage Investment Trust, Inc. (d)	2,460	48,585
Alexander’s, Inc. (d)	15	6,032
Altisource Asset Management Corp. (a)	36	17,820
Altisource Portfolio Solutions SA (a)	417	21,801
Altisource Residential Corp. (d)	225	4,563
American Capital Mortgage Investment Corp. (d)	7,975	160,058
American Realty Capital Healthcare Trust, Inc. (d)	289	3,274
Ameris Bancorp	485	12,198
Anworth Mortgage Asset Corp. (d)	29,268	158,047
Apollo Commercial Real Estate Finance, Inc. (d)	9,060	151,121
Apollo Residential Mortgage, Inc. (d)	8,405	138,851
Ares Commercial Real Estate Corp. (d)	509	6,083
Argo Group International Holdings, Ltd.	1,728	97,528
ARMOUR Residential REIT, Inc. (d)	3,660	14,384
Banco Latinoamericano de Comercio Exterior SA	105	3,380
Bancorp, Inc. (a)	531	4,758
BankFinancial Corp.	299	3,406
Banner Corp.	90	3,707
BBCN Bancorp, Inc.	5,037	70,115
BNC Bancorp	589	9,995
Capital Bank Financial Corp. (a)	2,636	66,823
Capitol Federal Financial, Inc.	9,594	120,117
Capstead Mortgage Corp. (d)	11,717	152,438
Cathay General Bancorp	2,386	60,557
Central Pacific Financial Corp.	462	8,843
Chatham Lodging Trust (d)	117	3,131
Chemical Financial Corp.	291	8,430
City Holding Co.	67	2,930
CNO Financial Group, Inc. (c)	11,914	206,589
Colony Financial, Inc. (d)	6,864	168,511
Columbia Banking System, Inc.	118	3,241

Enhanced Small Cap Fund	17

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

ConnectOne Bancorp, Inc.	1,735	32,063
Consolidated-Tomoka Land Co.	70	3,746
Consumer Portfolio Services, Inc. (a)	784	5,739
Cousins Properties, Inc. (d)	7,314	89,523
Cowen Group, Inc. (Class A) (a)	32,032	135,816
Credit Acceptance Corp. (a)	748	112,013
Customers Bancorp, Inc. (a)	175	3,150
CyrusOne, Inc. (d)	113	3,102
CYS Investments, Inc. (d)	18,002	166,158
DCT Industrial Trust, Inc. (d)	99	3,362
DiamondRock Hospitality Co. (d)	492	7,346
Dynex Capital, Inc. (d)	888	7,637
Empire State Realty Trust, Inc. (Class A) (d)	2,511	42,084
Ezcorp, Inc. (Class A) (a)	273	2,973
F.N.B. Corp.	5,379	67,722
FBL Financial Group, Inc. (Class A)	715	36,758
FelCor Lodging Trust, Inc. (d)	13,844	144,254
First American Financial Corp.	228	7,298
First Bancorp	1,293	22,084
First BanCorp- Puerto Rico (a)	6,214	31,878
First Commonwealth Financial Corp.	15,617	141,802
First Community Bancshares, Inc.	1,061	16,403
First Financial Bancorp	197	3,489
First Financial Corp.	87	2,912
First Merchants Corp.	1,000	21,450
First Midwest Bancorp, Inc.	8,763	146,605
First NBC Bank Holding Co. (a)	4,025	146,510
FirstMerit Corp.	1,673	29,930
Flushing Financial Corp.	2,723	52,336
German American Bancorp, Inc.	116	3,278
GFI Group, Inc.	8,390	41,782
Glimcher Realty Trust (d)	1,374	18,906
Hancock Holding Co.	303	9,911
Hatteras Financial Corp. (d)	9,109	174,528
HCI Group, Inc.	77	3,113
Heartland Financial USA, Inc.	699	17,524
Heritage Financial Corp.	559	9,464
Heritage Insurance Holdings, Inc. (a)	595	10,323
Heritage Oaks Bancorp	485	3,526
HFF, Inc. (Class A)	3,491	120,370
Home Loan Servicing Solutions, Ltd.	2,434	47,560
HomeTrust Bancshares, Inc. (a)	650	10,172
Horace Mann Educators Corp.	2,000	62,600
Horizon Bancorp	183	4,460
International Bancshares Corp.	412	10,514
Invesco Mortgage Capital, Inc. (d)	10,307	170,375

	Principal Amount ($) or Shares	Market Value $
Investment Technology Group, Inc. (a)	5,135	101,416
JG Wentworth Co. (a)	462	4,403
KCG Holdings, Inc. (Class A) (a)	6,016	66,417
Kennedy-Wilson Holdings, Inc.	120	3,119
Kite Realty Group Trust (d)	127	3,465
Lakeland Bancorp, Inc.	624	6,883
Maiden Holdings, Ltd.	5,223	68,212
MainSource Financial Group, Inc.	2,154	38,384
Marcus & Millichap, Inc. (a)	1,733	53,775
MB Financial, Inc.	1,026	32,319
Mercantile Bank Corp.	424	8,128
Meta Financial Group, Inc.	162	5,702
Metro Bancorp, Inc. (a)	120	3,006
MGIC Investment Corp. (a)	21,518	200,333
MidWestOne Financial Group, Inc.	678	18,652
Moelis & Co.	89	2,868
Montpelier Re Holdings, Ltd.	4,742	161,465
National Bank Holdings Corp.	317	6,096
National Penn Bancshares, Inc.	2,195	22,389
Nelnet, Inc. (Class A)	2,436	111,666
New Residential Investment Corp. (d)	12,619	163,542
New York Mortgage Trust, Inc. (d)	417	3,353
Northfield Bancorp, Inc.	253	3,565
OceanFirst Financial Corp.	220	3,544
OFG Bancorp	9,042	135,087
Old National Bancorp	1,771	25,148
Pacific Premier Bancorp, Inc. (a)	222	3,532
Parkway Properties, Inc. (d)	4,270	83,180
PennyMac Financial Services, Inc. (Class A) (a)	195	3,118
PennyMac Mortgage Investment Trust (d)	7,690	166,642
Peoples Bancorp, Inc.	476	11,524
Platinum Underwriters Holdings, Ltd.	1,506	111,700
Preferred Bank/Los Angeles CA	1,224	31,236
Primerica, Inc.	2,118	111,047
PrivateBancorp, Inc.	1,836	57,742
Provident Financial Services, Inc.	2,626	45,377
RCS Capital Corp. (Class A)	6,109	60,784
RLJ Lodging Trust (d)	4,417	145,452
Safeguard Scientifics, Inc. (a)	193	3,750
Saul Centers, Inc. (d)	969	53,033
Select Income REIT (d)	215	4,966
Simmons First National Corp. (Class A)	906	36,666
Southwest Bancorp, Inc.	3,654	61,753
State Bank Financial Corp.	3,011	56,005

18	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Strategic Hotels & Resorts, Inc. (a)(d)	476	6,321
Sunstone Hotel Investors, Inc. (d)	12,179	194,986
Symetra Financial Corp.	857	19,420
Tree.com, Inc. (a)	222	10,048
Umpqua Holdings Corp.	10,094	171,497
Union Bankshares Corp.	367	8,456
United Financial Bancorp, Inc.	695	9,577
Universal Insurance Holdings, Inc.	3,703	71,838
Univest Corp. of Pennsylvania	528	10,243
Walker & Dunlop, Inc. (a)	468	7,390
Webster Financial Corp.	6,061	190,740
Western Alliance Bancorp (a)	3,417	90,311
Westwood Holdings Group, Inc.	105	6,257
Wilshire Bancorp, Inc.	10,321	98,875
World Acceptance Corp. (a)	1,002	76,483

		7,218,139

Health Care - 14.1%
Achaogen, Inc. (a)	4,936	45,510
Acorda Therapeutics, Inc. (a)	189	6,889
Adamas Pharmaceuticals, Inc. (a)	889	13,059
Aegerion Pharmaceuticals, Inc. (a)	506	10,661
Affymetrix, Inc. (a)	664	6,062
Agios Pharmaceuticals, Inc. (a)	93	9,375
Akorn, Inc. (a)	411	16,469
Alder Biopharmaceuticals, Inc. (a)	402	6,561
Alliance HealthCare Services, Inc. (a)	804	18,106
AmSurg Corp. (a)	63	3,249
Anacor Pharmaceuticals, Inc. (a)	556	19,171
ANI Pharmaceuticals, Inc. (a)	239	12,932
Anika Therapeutics, Inc. (a)	2,816	115,146
ARIAD Pharmaceuticals, Inc. (a)	17,617	125,257
Atrion Corp.	104	33,801
AVANIR Pharmaceuticals, Inc. (a)	8,208	122,463
Bluebird Bio, Inc. (a)	401	16,533
Cambrex Corp. (a)	3,702	84,221
Cara Therapeutics, Inc. (a)	1,047	9,674
CONMED Corp.	3,487	147,953
Corcept Therapeutics, Inc. (a)	26,626	80,677
Corvel Corp. (a)	1,419	49,183
CTI BioPharma Corp. (a)	2,604	5,703
Cynosure, Inc. (Class A) (a)	379	10,449
Depomed, Inc. (a)	423	6,552
DexCom, Inc. (a)	1,170	60,208
Dicerna Pharmaceuticals, Inc. (a)	562	6,643
Dyax Corp. (a)	228	3,201
Egalet Corp. (a)	868	5,225
Emergent Biosolutions, Inc. (a)	5,888	146,376
ExamWorks Group, Inc. (a)	119	4,683

	Principal Amount ($) or Shares	Market Value $
Five Prime Therapeutics, Inc. (a)	278	5,716
Five Star Quality Care, Inc. (a)	1,521	6,692
Galena Biopharma, Inc. (a)	2,092	3,724
Geron Corp. (a)	25,438	93,612
Globus Medical, Inc. (Class A) (a)	198	4,562
Greatbatch, Inc. (a)	1,510	74,851
HealthSouth Corp.	80	3,290
Hyperion Therapeutics, Inc. (a)	1,984	40,652
Insulet Corp. (a)	275	12,812
Insys Therapeutics, Inc. (a)	351	13,594
Intrexon Corp. (a)	330	8,755
Isis Pharmaceuticals, Inc. (a)	929	48,113
Lannett Co., Inc. (a)	142	6,976
MacroGenics, Inc. (a)	2,303	65,083
Magellan Health, Inc. (a)	2,598	158,972
Masimo Corp. (a)	120	3,150
MedAssets, Inc. (a)	6,415	124,066
Merge Healthcare, Inc. (a)	1,320	4,145
Merit Medical Systems, Inc. (a)	10,509	155,533
MiMedx Group, Inc. (a)	623	6,890
Molina Healthcare, Inc. (a)	267	13,649
Natus Medical, Inc. (a)	243	8,318
Neurocrine Biosciences, Inc. (a)	8,342	166,256
NewLink Genetics Corp. (a)	1,388	54,215
NPS Pharmaceuticals, Inc. (a)	441	14,632
NuVasive, Inc. (a)	2,536	111,407
Omnicell, Inc. (a)	3,257	104,875
OncoMed Pharmaceuticals, Inc. (a)	2,401	52,894
Owens & Minor, Inc.	91	3,113
Pacira Pharmaceuticals, Inc. (a)	702	65,939
PAREXEL International Corp. (a)	3,429	200,631
PDL BioPharma, Inc.	19,404	160,277
Phibro Animal Health Corp. (Class A)	559	17,083
Puma Biotechnology, Inc. (a)	816	185,248
RadNet, Inc. (a)	1,017	8,563
Raptor Pharmaceutical Corp. (a)	296	2,848
Repligen Corp. (a)	285	6,518
Rigel Pharmaceuticals, Inc. (a)	2,512	5,376
Sangamo Biosciences, Inc. (a)	12,610	152,329
Select Medical Holdings Corp.	2,556	36,883
Stemline Therapeutics, Inc. (a)	1,190	17,707
STERIS Corp.	105	6,694
Supernus Pharmaceuticals, Inc. (a)	709	6,282
Surgical Care Affiliates, Inc. (a)	1,325	42,135
SurModics, Inc. (a)	4,155	87,297
Symmetry Medical, Inc. (a)	526	4,739
Synergy Pharmaceuticals, Inc. (a)	25,837	76,994
Team Health Holdings, Inc. (a)	85	4,859
The Ensign Group, Inc.	2,283	89,996
The Providence Service Corp. (a)	1,267	49,578
Thoratec Corp. (a)	4,935	153,923

Enhanced Small Cap Fund	19

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Threshold Pharmaceuticals, Inc. (a)	2,337	6,777
Triple-S Management Corp. (Class B) (a)	1,781	41,177
TriVascular Technologies, Inc. (a)	215	2,896
WellCare Health Plans, Inc. (a)	2,079	153,306
XenoPort, Inc. (a)	7,660	68,174
Zeltiq Aesthetics, Inc. (a)	5,451	149,194
ZIOPHARM Oncology, Inc. (a)	2,010	8,462
Zogenix, Inc. (a)	4,017	4,579

		4,389,003

Industrials - 14.1%
AAON, Inc.	427	8,847
AAR Corp.	141	3,614
ABM Industries, Inc.	1,620	43,886
Accuride Corp. (a)	689	3,224
Aceto Corp.	143	3,003
Actuant Corp. (Class A)	2,715	79,712
Aerovironment, Inc. (a)	102	2,826
Air Transport Services Group, Inc. (a)	930	7,393
Allegiant Travel Co.	389	54,561
American Woodmark Corp. (a)	1,989	79,222
Applied Industrial Technologies, Inc.	1,604	75,212
ARC Document Solutions, Inc. (a)	600	5,778
ArcBest Corp.	774	33,607
Argan, Inc.	2,086	66,272
Astronics Corp. (a)	2,857	140,050
AZZ, Inc.	67	3,000
Briggs & Stratton Corp.	6,602	132,370
Casella Waste Systems, Inc. (Class A) (a)	2,991	11,785
CIRCOR International, Inc.	745	49,878
Columbus McKinnon Corp.	300	8,013
CRA International, Inc. (a)	131	3,897
Curtiss-Wright Corp.	2,016	142,934
Deluxe Corp.	3,171	185,345
DXP Enterprises, Inc. (a)	110	6,464
Dycom Industries, Inc. (a)	4,929	150,778
Echo Global Logistics, Inc. (a)	109	3,057
EMCOR Group, Inc.	992	43,003
EnerSys	2,757	167,433
Engility Holdings, Inc. (a)	3,465	145,703
Ennis, Inc.	206	2,742
Enphase Energy, Inc. (a)	10,886	114,412
Esterline Technologies Corp. (a)	99	11,764
Federal Signal Corp.	6,792	101,337
G&K Services, Inc. (Class A)	46	2,995
General Finance Corp. (a)	824	7,498

	Principal Amount ($) or Shares	Market Value $
Global Brass & Copper Holdings, Inc.	839	10,278
H&E Equipment Services, Inc.	996	34,860
Herman Miller, Inc.	1,936	58,835
Hillenbrand, Inc.	5,167	166,171
Huron Consulting Group, Inc. (a)	705	48,758
Hyster-Yale Materials Handling, Inc.	75	5,506
Insperity, Inc.	1,285	41,955
JetBlue Airways Corp. (a)	9,073	132,738
Kadant, Inc.	2,883	115,032
Kforce, Inc.	5,854	136,632
L.B. Foster Co. (Class A)	60	2,781
Lydall, Inc. (a)	3,189	84,732
Marten Transport, Ltd.	2,033	43,709
Matson, Inc.	5,676	199,852
Matthews International Corp. (Class A)	73	3,363
Meritor, Inc. (a)	11,838	166,679
Moog, Inc. (Class A) (a)	51	3,712
Mueller Industries, Inc.	110	3,609
Mueller Water Products, Inc. (Class A)	622	5,903
Multi-Color Corp.	55	3,016
MYR Group, Inc. (a)	601	15,596
Navigant Consulting, Inc. (a)	211	2,954
Orbital Sciences Corp. (a)	5,501	149,737
PAM Transportation Services, Inc. (a)	2,715	123,370
Park-Ohio Holdings Corp.	53	2,977
Patrick Industries, Inc. (a)	893	39,819
PGT, Inc. (a)	11,638	109,514
Pike Corp. (a)	944	11,290
Primoris Services Corp.	277	7,244
Quality Distribution, Inc. (a)	5,964	71,985
Resources Connection, Inc.	9,974	151,306
RPX Corp. (a)	1,447	18,985
Saia, Inc. (a)	124	6,878
Sparton Corp. (a)	378	9,405
Standex International Corp.	42	3,065
Steelcase, Inc. (Class A)	9,354	163,882
Taser International, Inc. (a)	277	5,950
The Greenbrier Cos., Inc.	86	4,771
Thermon Group Holdings, Inc. (a)	2,697	65,240
TrueBlue, Inc. (a)	2,486	57,054
USA Truck, Inc. (a)	343	6,857
Viad Corp.	5,970	143,459
VSE Corp.	280	15,070
Watsco, Inc.	34	3,451
Werner Enterprises, Inc.	466	14,455
West Corp.	100	3,124
XPO Logistics, Inc. (a)	155	5,995

		4,383,169

20	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Information Technology - 17.5%
ACI Worldwide, Inc. (a)	161	3,131
Actua Corp. (a)	322	5,429
Actuate Corp. (a)	7,521	27,076
Acxiom Corp. (a)	325	6,185
Advent Software, Inc.	586	18,477
American Software, Inc. (Class A)	671	6,086
Amkor Technology, Inc. (a)	761	5,091
Aruba Networks, Inc. (a)	204	3,817
Aspen Technology, Inc. (a)	5,169	195,078
AVG Technologies NV (a)	1,630	32,013
Bankrate, Inc. (a)	562	6,570
Barracuda Networks, Inc. (a)	2,732	98,161
Benchmark Electronics, Inc. (a)	6,246	148,530
Black Box Corp.	2,596	60,175
Blucora, Inc. (a)	4,049	57,536
Brooks Automation, Inc.	243	2,846
Cabot Microelectronics Corp. (a)	3,080	145,684
CalAmp Corp. (a)	302	5,644
Carbonite, Inc. (a)	2,806	32,802
Cardtronics, Inc. (a)	91	3,564
Checkpoint Systems, Inc. (a)	7,302	93,173
Ciena Corp. (a)	263	4,347
Cirrus Logic, Inc. (a)	443	8,102
Coherent, Inc. (a)	52	2,879
comScore, Inc. (a)	199	8,750
Comtech Telecommunications Corp.	3,696	146,694
Convergys Corp.	2,548	53,126
Conversant, Inc. (a)	1,183	41,429
Cornerstone OnDemand, Inc. (a)	293	9,309
CTS Corp.	858	14,740
Demandware, Inc. (a)	189	10,584
Dice Holdings, Inc. (a)	13,545	147,234
Diodes, Inc. (a)	5,908	157,094
DTS, Inc. (a)	176	5,676
EarthLink Holdings Corp.	15,758	69,178
Ebix, Inc.	188	3,047
Emulex Corp. (a)	589	3,186
EPIQ Systems, Inc.	183	2,807
Euronet Worldwide, Inc. (a)	3,433	199,354
EVERTEC, Inc.	915	20,167
ExlService Holdings, Inc. (a)	1,926	53,986
Fabrinet (a)	1,766	29,616
Fair Isaac Corp.	1,958	140,545
Fairchild Semiconductor International, Inc. (a)	199	3,210
Global Cash Access Holdings, Inc. (a)	12,843	91,185
Gogo, Inc. (a)	190	3,006
Harmonic, Inc. (a)	21,616	151,312
II-VI, Inc. (a)	664	8,811

	Principal Amount ($) or Shares	Market Value $
Immersion Corp. (a)	507	4,396
Infinera Corp. (a)	338	4,607
Insight Enterprises, Inc. (a)	4,999	117,127
Integrated Device Technology, Inc. (a)	436	8,136
Integrated Silicon Solution, Inc.	1,351	19,549
j2 Global, Inc.	119	6,728
Kimball Electronics, Inc. (a)	277	3,047
Lattice Semiconductor Corp. (a)	20,802	136,253
Lionbridge Technologies, Inc. (a)	15,736	79,782
Liquidity Services, Inc. (a)	2,143	22,523
LogMeIn, Inc. (a)	296	14,969
Manhattan Associates, Inc. (a)	4,862	192,341
Marchex, Inc. (Class B)	6,000	21,780
MAXIMUS, Inc.	1,898	99,436
Methode Electronics, Inc.	3,425	132,719
Microsemi Corp. (a)	4,830	131,376
MKS Instruments, Inc.	103	3,753
Monotype Imaging Holdings, Inc.	1,142	31,565
Monster Worldwide, Inc. (a)	11,439	49,760
Netscout Systems, Inc. (a)	314	11,979
Newport Corp. (a)	4,789	84,334
OmniVision Technologies, Inc. (a)	3,534	102,168
Oplink Communications, Inc.	363	8,774
PC Connection, Inc.	3,729	83,418
Perficient, Inc. (a)	4,689	81,167
Pericom Semiconductor Corp. (a)	8,199	104,209
Plantronics, Inc.	534	27,859
PMC - Sierra, Inc. (a)	8,500	69,275
Progress Software Corp. (a)	1,068	27,544
Proofpoint, Inc. (a)	2,398	104,121
QAD, Inc. (Class A)	1,536	30,136
QLogic Corp. (a)	951	10,975
Quantum Corp. (a)	4,890	7,726
Rambus, Inc. (a)	517	6,126
Ruckus Wireless, Inc. (a)	264	3,025
Sanmina Corp. (a)	6,084	149,666
ScanSource, Inc. (a)	1,378	53,549
SciQuest, Inc. (a)	202	3,012
ShoreTel, Inc. (a)	953	7,128
Silicon Image, Inc. (a)	21,509	118,945
Sonus Networks, Inc. (a)	15,861	58,686
Spansion, Inc. (Class A) (a)	572	13,368
SS&C Technologies Holdings, Inc.	83	4,196
Super Micro Computer, Inc. (a)	209	6,956
Sykes Enterprises, Inc. (a)	6,471	149,933
Take-Two Interactive Software, Inc. (a)	2,040	56,426
TeleCommunication Systems, Inc. (Class A) (a)	2,164	6,643
TeleTech Holdings, Inc. (a)	2,110	49,311
Tessera Technologies, Inc.	1,412	48,262

Enhanced Small Cap Fund	21

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

The Hackett Group, Inc.	1,931	17,167
TiVo, Inc. (a)	7,652	93,201
Travelzoo, Inc. (a)	478	6,276
Tyler Technologies, Inc. (a)	28	3,040
Ubiquiti Networks, Inc.	108	3,121
Ultra Clean Holdings, Inc. (a)	8,865	77,037
Unisys Corp. (a)	2,051	54,803
Varonis Systems, Inc. (a)	248	5,902
Verint Systems, Inc. (a)	3,312	199,349
Web.com Group, Inc. (a)	187	3,173
WebMD Health Corp. (a)	1,033	37,746
Zix Corp. (a)	2,296	7,255

		5,423,276

Materials - 5.0%
A. Schulman, Inc.	4,074	155,871
Berry Plastics Group, Inc. (a)	3,755	108,670
Boise Cascade Co. (a)	220	7,852
Calgon Carbon Corp. (a)	7,048	143,850
Chase Corp.	666	22,611
Clearwater Paper Corp. (a)	2,421	160,415
Commercial Metals Co.	8,457	138,187
Ferro Corp. (a)	471	6,062
FutureFuel Corp.	3,655	40,790
Graphic Packaging Holding Co. (a)	13,550	168,697
Handy & Harman, Ltd. (a)	1,064	39,677
Headwaters, Inc. (a)	458	6,412
Innophos Holdings, Inc.	56	3,028
Materion Corp.	700	24,339
Minerals Technologies, Inc.	146	10,838
Olin Corp.	276	6,944
OM Group, Inc.	1,722	46,856
Omnova Solutions, Inc. (a)	11,142	74,428
P.H. Glatfelter Co.	3,557	90,063
Schweitzer-Mauduit International, Inc.	2,508	107,267
Senomyx, Inc. (a)	1,223	7,118
SunCoke Energy, Inc.	6,911	140,501
Worthington Industries, Inc.	759	28,622
Zep, Inc.	1,209	16,454

		1,555,552

Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	23,563	83,884
IDT Corp. (Class B)	2,030	34,388
Inteliquent, Inc.	4,119	75,872
magicJack VocalTec, Ltd. (a)	7,395	60,122
Spok Holdings, Inc.	1,963	31,133
Vonage Holdings Corp. (a)	20,992	71,583

		356,982

	Principal Amount ($) or Shares	Market Value $
Utilities - 3.0%
Avista Corp.	3,532	121,677
Chesapeake Utilities Corp.	832	37,382
Cleco Corp.	2,284	122,719
Dynegy, Inc. (a)	238	7,890
El Paso Electric Co.	1,558	58,939
IDACORP, Inc.	2,334	144,965
New Jersey Resources Corp.	121	7,006
NorthWestern Corp.	1,330	70,796
Piedmont Natural Gas Co., Inc.	83	3,111
PNM Resources, Inc.	5,227	151,374
Portland General Electric Co.	489	18,029
South Jersey Industries, Inc.	111	6,336
Southwest Gas Corp.	2,223	128,690
The Laclede Group, Inc.	707	35,866
Unitil Corp.	92	3,241

		918,021

Total Common Stocks (cost $25,330,544)		30,458,949

Short-Term Investment - 1.8%
SSGA Prime Money Market Fund 0.19% (c)(e)(f) (cost $568,878)	568,878	568,878

Total Investments - 99.9% (identified cost $25,899,422)		31,027,827

Other Assets and Liabilities, Net - 0.1%		37,622

Net Assets - 100.0%		31,065,449

Footnotes:

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts purchased by the Fund.
(d)	Real Estate Investment Trust (REIT)
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes which are an integral part of the quarterly report.

22	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	4	USD	468,640	12/14	13,982

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					13,982

Abbreviations:

USD - United States Dollar

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,048,667	$—	**	$—	$4,048,667	13.0
Consumer Staples	1,052,945	—		—	1,052,945	3.4
Energy	1,113,195	—		—	1,113,195	3.6
Financials	7,218,139	—		—	7,218,139	23.2
Health Care	4,389,003	—		—	4,389,003	14.1
Industrials	4,383,169	—		—	4,383,169	14.1
Information Technology	5,423,276	—		—	5,423,276	17.5
Materials	1,555,552	—		—	1,555,552	5.0
Telecommunication Services	356,982	—		—	356,982	1.2
Utilities	918,021	—		—	918,021	3.0
Short-Term Investment	568,878	—		—	568,878	1.8

Total Investments	$31,027,827	$—		$—	$31,027,827	99.9

Other Assets and Liabilities, Net						0.1

						100.0

Other Financial Instruments***
Futures Contracts	$13,982	$—		$—	$13,982	0.0	****

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2014.
**	Fund held a Level 2 security that was valued at $0 at November 30, 2014.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Enhanced Small Cap Fund	23

SSGA

Emerging Markets Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.2%
Austria - 0.1%
Erste Group Bank AG	9,932	269,166

Bermuda - 0.3%
Credicorp, Ltd.	9,443	1,564,327

Brazil - 5.3%
Banco Bradesco SA	99,400	1,478,879
Banco Bradesco SA ADR	212,393	3,287,844
Banco do Brasil SA	461,805	5,338,526
BB Seguridade Participacoes SA	232,483	3,042,850
Cielo SA	114,900	1,968,869
Direcional Engenharia SA	342,000	1,280,075
Light SA	212,700	1,707,505
Petroleo Brasileiro SA ADR	460,866	4,479,617
Vale SA ADR (a)	294,777	2,655,941

		25,240,106

Cayman Islands - 3.0%
ANTA Sports Products, Ltd. (a)	882,000	1,826,577
ENN Energy Holdings, Ltd.	22,000	134,470
Shimao Property Holdings, Ltd.	1,138,000	2,723,604
Tencent Holdings, Ltd.	606,200	9,693,072

		14,377,723

China - 12.9%
Agricultural Bank of China, Ltd. (Class H)	4,517,000	2,143,491
Bank of China, Ltd. (Class H)	13,303,100	6,861,778
China CITIC Bank Corp., Ltd. (Class H)	5,238,000	3,897,311
China CNR Corp., Ltd. (Class H) (b)(c)	2,897,000	2,861,548
China Construction Bank Corp. (Class H)	10,428,169	7,906,953
China Medical System Holdings, Ltd.	428,000	727,416
China Merchants Bank Co., Ltd. (Class H)	1,442,000	2,986,308
China Petroleum & Chemical Corp. (Class H)	4,196,100	3,435,922
China Railway Construction Corp. (Class H)	1,771,000	2,034,792
Chongqing Rural Commercial Bank (Class H)	6,134,000	3,472,419
Great Wall Motor Co., Ltd. (Class H) (a)	44,000	221,847
Huaneng Power International, Inc. (Class H)	1,546,000	1,812,163

	Principal Amount ($) or Shares	Market Value $
Industrial & Commercial Bank of China, Ltd. (Class H)	9,033,000	6,126,911
Kaisa Group Holdings, Ltd. (a)	4,075,000	1,576,423
KWG Property Holding, Ltd. (a)	4,521,000	3,527,067
Lao Feng Xiang Co., Ltd. (Class B)	217,100	648,044
Peak Sport Products Co., Ltd.	2,536,000	719,442
PetroChina Co., Ltd. (Class H)	2,404,000	2,607,079
Ping An Insurance Group Co of China, Ltd. (Class H)	181,500	1,522,466
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	578,517	1,207,944
Shenzhen Expressway Co., Ltd. (Class H)	3,104,000	2,141,407
Sihuan Pharmaceutical Holdings Group, Ltd.	1,854,000	1,386,633
Zhejiang Expressway Co., Ltd. (Class H)	1,870,000	2,093,077

		61,918,441

Czech Republic - 0.7%
CEZ AS	128,949	3,594,490

Egypt - 0.5%
Commercial International Bank Egypt SAE	247,842	1,717,550
Orascom Hotels & Development (b)(d)	1	—
Six of October Development & Investment (b)	207,733	445,679

		2,163,229

Greece - 0.3%
Grivalia Properties REIC (e)	57,114	605,490
OPAP SA	74,161	930,167

		1,535,657

Hong Kong - 5.7%
China Everbright, Ltd.	122,000	282,861
China Mobile, Ltd.	1,162,200	14,319,747
China Power International Development, Ltd. (a)	2,154,000	1,074,931
CNOOC, Ltd.	1,320,500	1,930,969
Far East Horizon, Ltd.	2,343,000	2,181,390
Guangdong Investment, Ltd.	2,704,000	3,730,906
Lenovo Group, Ltd. (a)	2,404,000	3,372,773
TCC International Holdings, Ltd.	1,160,000	465,203

		27,358,780

24	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Hungary - 0.2%
OTP Bank PLC	62,895	1,012,544

India - 8.5%
Aurobindo Pharma, Ltd.	96,036	1,688,194
Bajaj Auto, Ltd.	30,958	1,317,442
Bharat Petroleum Corp., Ltd.	31,265	375,981
Cairn India, Ltd.	269,451	1,130,908
Coal India, Ltd.	128,539	735,337
Cox & Kings, Ltd.	170,704	802,285
Dewan Housing Finance Corp., Ltd.	188,951	1,231,356
HCL Technologies, Ltd.	139,997	3,750,286
Hero MotoCorp, Ltd.	17,797	902,655
Hindustan Unilever, Ltd.	246,614	3,124,056
ICICI Bank, Ltd.	30,643	866,330
Indiabulls Housing Finance, Ltd.	146,073	1,061,033
Infosys, Ltd.	69,480	4,881,514
JSW Steel, Ltd.	26,202	507,066
Kaveri Seed Co., Ltd.	67,956	942,492
Lupin, Ltd.	58,937	1,406,064
Mindtree, Ltd.	68,101	1,316,312
Oil & Natural Gas Corp., Ltd.	377,818	2,309,953
Power Finance Corp., Ltd.	169,417	845,515
Reliance Industries, Ltd.	154,420	2,467,535
Rural Electrification Corp., Ltd.	256,194	1,392,543
Tata Consultancy Services, Ltd.	34,441	1,466,885
Tata Motors, Ltd.	661,011	5,682,852
Torrent Pharmaceuticals, Ltd.	43,866	726,364

		40,930,958

Indonesia - 2.8%
Adaro Energy Tbk PT	1,792,300	158,611
Bank Negara Indonesia Persero Tbk PT	5,011,800	2,474,279
Bank Rakyat Indonesia Persero Tbk PT	3,830,400	3,617,286
Medco Energi Internasional Tbk PT	911,300	279,274
Perusahaan Gas Negara Persero Tbk PT	3,527,700	1,719,913
Telekomunikasi Indonesia Persero Tbk PT	18,091,500	4,187,847
United Tractors Tbk PT	536,000	804,834

		13,242,044

Malaysia - 2.5%
British American Tobacco Malaysia Bhd	69,500	1,450,613
DiGi.Com Bhd	1,908,300	3,554,262
IJM Corp. Bhd	507,200	1,016,649

	Principal Amount ($) or Shares	Market Value $
Malayan Banking Bhd	1,100,432	3,077,631
Tenaga Nasional Bhd	687,300	2,897,531

		11,996,686

Mexico - 5.6%
America Movil SAB de CV ADR (Series L) (a)	262,962	6,234,829
Compartamos S.A.B. de C.V. (a)	782,300	1,668,120
Credito Real S.A.B. de C.V.	460,800	1,193,389
Fibra Uno Administracion S.A. de C.V. (e)	1,109,400	3,727,281
Gruma S.A.B. de C.V. (Class B)	62,000	682,707
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Class B)	120,800	823,075
Grupo Financiero Interacciones S.A. de C.V.	205,200	1,536,964
Grupo Mexico SAB de CV (Series B) (a)	961,768	3,147,008
Infraestructura Energetica Nova S.A.B. de C.V. (a)	409,900	2,400,743
Kimberly-Clark de Mexico SAB de CV (Class A)	471,900	1,067,251
Mexico Real Estate Management S.A. de C.V. (b)(e)	887,200	1,563,014
OHL Mexico S.A.B. de CV (b)	1,234,600	2,830,303

		26,874,684

Oman - 0.2%
Bank Muscat SAOG	435,478	746,534

Philippines - 1.8%
DMCI Holdings, Inc.	5,215,840	1,893,290
First Gen Corp.	1,759,400	1,048,078
First Philippine Holdings Corp.	520,810	1,055,422
Globe Telecom, Inc.	25,840	1,007,015
Nickel Asia Corp.	1,310,500	1,249,068
Philippine Long Distance Telephone Co. ADR	38,431	2,567,191

		8,820,064

Poland - 1.3%
PGE SA	319,394	1,839,442
Polski Koncern Naftowy Orlen SA	52,154	700,796
Powszechny Zaklad Ubezpieczen SA	24,521	3,501,333

		6,041,571

Qatar - 0.8%
Qatar National Bank SAQ	45,182	2,841,674
The Commercial Bank of Qatar QSC	45,571	913,661

		3,755,335

Emerging Markets Fund	25

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Russia - 3.2%
Aeroflot - Russian Airlines OJSC (b)	599,928	494,959
Alrosa AO (b)	1,027,129	963,385
Gazprom OAO ADR	310,358	1,814,042
Lukoil OAO (b)	70,163	3,194,951
Magnit OJSC (b)	13,557	3,144,403
MMC Norilsk Nickel OJSC ADR	119,525	2,122,764
Moscow Exchange MICEX-RTS OAO	1,327,443	1,575,062
Surgutneftegas OAO (b)	2,777,376	1,888,152

		15,197,718

South Africa - 6.8%
Astral Foods, Ltd.	65,261	1,012,465
AVI, Ltd.	335,961	2,328,933
Barclays Africa Group, Ltd.	62,726	1,009,934
Capital Property Fund (e)	800,354	931,799
Emira Property Fund (e)	851,430	1,282,495
FirstRand, Ltd.	576,677	2,586,661
Investec, Ltd.	344,430	3,201,448
Lewis Group, Ltd. (a)	338,300	2,391,861
Mr Price Group, Ltd.	43,805	933,721
MTN Group, Ltd.	177,163	3,488,338
Naspers, Ltd.	9,833	1,272,546
Netcare, Ltd.	393,767	1,293,574
Sappi, Ltd. (a)(b)	302,180	1,126,331
Sasol, Ltd.	69,977	2,917,432
Steinhoff International Holdings, Ltd. (a)	406,536	2,135,367
Sun International, Ltd.	82,337	911,334
The Bidvest Group, Ltd.	62,537	1,653,863
Tongaat Hulett, Ltd.	105,701	1,651,684
Wilson Bayly Holmes-Ovcon, Ltd.	38,239	415,167

		32,544,953

South Korea - 13.0%
Amorepacific Corp.	350	789,747
BS Financial Group, Inc.	84,433	1,196,442
Daeduck Electronics Co.	68,091	574,006
Dongsuh Co., Inc.	39,427	823,805
Hana Financial Group, Inc.	5	152
Hyundai Corp.	27,355	802,417
Hyundai Motor Co.	8,181	1,321,719
Hyundai Wia Corp.	6,274	999,468
Industrial Bank of Korea	291,783	3,963,477
KB Financial Group, Inc.	64,217	2,254,652
Kia Motors Corp.	83,818	4,213,784
Korea Electric Power Corp.	36,308	1,507,440
Korea Zinc Co., Ltd.	3,302	1,274,069
Korean Reinsurance Co.	112,582	1,163,468

	Principal Amount ($) or Shares	Market Value $
KT&G Corp.	57,284	5,009,991
LG Corp.	27,387	1,609,182
LG Display Co., Ltd. (b)	88,145	2,700,955
LG Household & Health Care, Ltd.	1,598	898,555
Poongsan Holdings Corp.	8,485	332,370
POSCO	13,273	3,623,884
S&T Motiv Co., Ltd.	14,093	534,235
Samsung Electronics Co., Ltd.	15,674	18,206,993
Seah Besteel Corp.	34,917	1,046,297
Sindoh Co., Ltd.	9,934	664,389
SK Hynix, Inc. (b)	57,002	2,472,085
SK Telecom Co., Ltd.	13,595	3,441,850
SL Corp.	10,297	163,570
Sungwoo Hitech Co., Ltd.	61,888	795,978

		62,384,980

Taiwan - 13.1%
Advanced Semiconductor Engineering, Inc.	1,128,000	1,368,653
Asustek Computer, Inc.	246,000	2,678,795
AU Optronics Corp.	8,058,000	3,801,496
Cheng Loong Corp.	986,000	409,406
Chimei Materials Technology Corp.	735,000	737,434
CTBC Financial Holding Co., Ltd.	5,764,831	3,921,147
Far EasTone Telecommunications Co., Ltd.	1,673,000	3,621,973
Fubon Financial Holding Co., Ltd.	2,587,366	4,238,774
Highwealth Construction Corp.	1,613,000	3,064,687
Hon Hai Precision Industry Co., Ltd.	2,908,296	9,115,590
Innolux Corp.	1,957,235	936,007
King’s Town Bank Co., Ltd.	1,768,969	1,877,717
Long Chen Paper Co., Ltd.	707,938	338,557
Mega Financial Holding Co., Ltd.	1,252,000	1,019,481
Pegatron Corp.	1,059,000	2,456,942
Powertech Technology, Inc. (b)	1,828,000	3,053,804
Realtek Semiconductor Corp.	283,000	941,885
SinoPac Financial Holdings Co., Ltd.	3,179,010	1,335,395
Taichung Commercial Bank Co., Ltd.	2,362,062	778,513
Taishin Financial Holding Co., Ltd.	5,047,852	2,340,631
Taiwan Semiconductor Manufacturing Co., Ltd.	2,619,782	11,978,323
Taiwan Surface Mounting Technology Co., Ltd.	578,000	773,219
Win Semiconductors Corp.	864,000	822,192
Wistron NeWeb Corp.	506,212	984,699

		62,595,320

26	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Thailand - 1.4%
Bangkok Expressway PCL	411,900	492,373
Banpu PCL	844,900	701,188
GFPT PCL NVDR	1,179,800	722,217
Kasikornbank PCL NVDR	152,000	1,143,414
Krung Thai Bank PCL	2,030,800	1,478,182
Krungthai Card PCL	310,100	639,844
Major Cineplex Group PCL	493,200	379,269
Major Cineplex Group PCL NVDR	357,100	274,609
Supalai PCL	1,262,700	1,038,310

		6,869,406

Turkey - 2.0%
Cimsa Cimento Sanayi VE Tica	122,649	870,302
Dogus Otomotiv Servis ve Ticaret AS	289,199	1,530,946
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (e)	1	1
Eregli Demir ve Celik Fabrikalari TAS	1,100,612	2,236,331
Trakya Cam Sanayii AS	825,122	1,182,145
Turk Hava Yollari Anonim Ortakligi (b)	422,166	1,751,734
Turkiye Sinai Kalkinma Bankasi AS	1,089,652	986,755
Yapi ve Kredi Bankasi AS	465,482	1,115,680

		9,673,894

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	815,985	1,632,836
First Gulf Bank PJSC	297,977	1,456,198

		3,089,034

United Kingdom - 0.4%
Gem Diamonds, Ltd. (b)	607,917	1,687,639

United States - 0.2%
Nexteer Automotive Group, Ltd.	1,224,000	992,786

Total Common Stocks (cost $342,130,625)		446,478,069

Preferred Stocks - 4.5%
Brazil - 3.3%
Banco ABC Brasil SA	316,450	1,721,145
Banco do Estado do Rio Grande do Sul SA (Class B)	585,115	3,415,081
Centrais Eletricas Brasileiras SA (Class B)	357,752	1,076,806

	Principal Amount ($) or Shares	Market Value $
Itau Unibanco Holding SA	250,443	3,769,070
Itausa - Investimentos Itau SA	621,576	2,539,765
Petroleo Brasileiro SA	369,517	1,844,091
Randon Participacoes SA	320,702	718,965
Vale SA	78,270	610,328

		15,695,251

Russia - 0.4%
AK Transneft OAO (b)	516	1,219,192
Sberbank Of Russia (b)	849,132	879,526

		2,098,718

South Korea - 0.8%
Samsung Electronics Co., Ltd.	3,917	3,708,591

Total Preferred Stocks (cost $18,408,572)		21,502,560

Warrant - 0.3%
United Kingdom - 0.3%
HSBC Bank PLC (expires 10/31/16) (b) (cost $1,706,708)	56,214	1,468,040

Short-Term Investments - 5.3%
United States - 5.3%
SSGA Prime Money Market Fund 0.19% (f)(g)	7,250,975	7,250,975
State Street Navigator Securities Lending Prime Portfolio (g)(h)	18,132,510	18,132,510

Total Short-Term Investments (cost $25,383,485)		25,383,485

Total Investments (i) - 103.3% (identified cost $387,629,390)		494,832,154

Other Assets and Liabilities, Net - (3.3)%		(16,026,286)

Net Assets - 100.0%		478,805,868

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	27

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

(e)	Real Estate Investment Trust (REIT)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(h)	Investments of cash collateral for securities loaned
(i)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts and forward foreign currency contracts purchased by the Fund.

Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

PCL - Public Company Limited

PLC - Public Limited Company

REIC - Real Estate Investment Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	6.9	33,182,579
Consumer Staples	4.9	23,648,919
Energy	6.5	31,127,747
Financials	30.0	143,462,935
Health Care	1.5	7,228,245
Industrials	5.5	26,108,759
Information Technology	18.9	90,717,178
Materials	5.0	24,055,621
Telecommunication Services	8.9	42,423,052
Utilities	5.1	24,523,034
Preferred Stocks
Energy	0.6	3,063,283
Financials	2.6	12,324,587
Industrials	0.2	718,965
Information Technology	0.8	3,708,591
Materials	0.1	610,328
Utilities	0.2	1,076,806
Warrants
Financials	0.3	1,468,040
Short Term Investments	5.3	25,383,485

Total Investments	103.3	494,832,154
Other Assets and Liabilities, Net	(3.3)	(16,026,286)

	100.0	478,805,868

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Mini MSCI Emerging Market Futures	218	USD	10,881,470	12/14	176,311

Short Positions
H Shares Index Futures	40	HKD	22,326,000	12/14	(79,176)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					97,135

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Capital	USD	7,069,760	BRL	16,903,090	12/19/14	(510,470)
Barclays Capital	USD	3,819,891	TWD	115,800,000	12/19/14	(77,496)
Barclays Capital	USD	713,067	TWD	21,541,750	12/19/14	(16,886)
Barclays Capital	BRL	1,352,247	USD	558,780	12/19/14	34,037
Barclays Capital	BRL	824,000	USD	328,942	12/19/14	9,187
Barclays Capital	BRL	6,398,600	USD	2,600,000	12/19/14	117,006
Barclays Capital	TWD	269,271,875	USD	8,974,233	12/19/14	271,973
BNP Paribas SA	TRY	2,580,000	USD	1,146,410	12/19/14	(12,209)
Citibank N.A.	USD	1,973,743	PEN	5,713,000	12/19/14	(23,936)

See accompanying notes which are an integral part of the quarterly report.

28	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts, continued
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Citibank N.A.	USD	1,230,000	PEN	3,605,130	12/19/14	406
Citibank N.A.	HKD	99,558,233	USD	12,846,754	12/19/14	8,856
Citibank N.A.	PEN	457,040	USD	157,878	12/19/14	1,893
Citibank N.A.	PEN	475,000	USD	162,260	12/19/14	146
Citibank N.A.	USD	10,545,737	ZAR	117,680,929	12/19/14	43,705
Credit Suisse International	USD	2,164,985	PLN	7,317,000	12/19/14	9,975
Credit Suisse International	ZAR	29,867,000	USD	2,686,635	12/19/14	(928)
Deutsche Bank AG	USD	2,519,399	IDR	30,383,950,000	12/19/14	(36,700)
Deutsche Bank AG	USD	2,436,039	INR	150,693,400	12/19/14	(16,262)
Deutsche Bank AG	USD	10,087,508	MYR	32,461,600	12/19/14	(503,402)
Deutsche Bank AG	USD	1,932,612	THB	62,568,300	12/19/14	(28,626)
Deutsche Bank AG	IDR	2,430,716,000	USD	198,913	12/19/14	297
Deutsche Bank AG	IDR	2,515,800,000	USD	202,887	12/19/14	(2,681)
Deutsche Bank AG	INR	12,055,472	USD	195,325	12/19/14	1,743
Deutsche Bank AG	INR	12,480,000	USD	200,257	12/19/14	(142)
Deutsche Bank AG	MYR	2,596,928	USD	795,140	12/19/14	28,412
Deutsche Bank AG	MYR	7,996,625	USD	2,375,000	12/19/14	14,041
Deutsche Bank AG	MYR	2,690,000	USD	814,905	12/19/14	20,697
Deutsche Bank AG	THB	5,005,464	USD	154,347	12/19/14	2,028
Deutsche Bank AG	THB	33,450,000	USD	1,016,100	12/19/14	(1,801)
Deutsche Bank AG	THB	75,440,000	USD	2,291,616	12/19/14	(4,062)
Deutsche Bank AG	THB	5,180,000	USD	159,336	12/19/14	1,705
Goldman Sachs Capital Markets L.P.	USD	4,837,841	TRY	10,928,199	12/19/14	69,764
JP Morgan Chase Bank, N.A.	USD	626,902	KRW	666,710,000	12/19/14	(25,627)
JP Morgan Chase Bank, N.A.	USD	613,841	KRW	644,165,100	12/19/14	(32,899)
JP Morgan Chase Bank, N.A.	USD	2,176,513	KRW	2,424,200,000	12/19/14	9,761
JP Morgan Chase Bank, N.A.	USD	2,720,995	KRW	3,030,100,000	12/19/14	11,712
JP Morgan Chase Bank, N.A.	USD	410,730	PHP	18,450,000	12/19/14	(253)
JP Morgan Chase Bank, N.A.	USD	392,883	PHP	17,530,420	12/19/14	(2,864)
JP Morgan Chase Bank, N.A.	USD	2,587,726	RUB	99,743,900	12/19/14	(623,675)
JP Morgan Chase Bank, N.A.	CZK	133,663,281	USD	6,284,568	12/19/14	263,623
JP Morgan Chase Bank, N.A.	KRW	8,052,063,750	USD	7,735,675	12/19/14	473,892
JP Morgan Chase Bank, N.A.	PHP	219,130,250	USD	4,971,758	12/19/14	96,530
JP Morgan Chase Bank, N.A.	RUB	7,979,512	USD	203,476	12/19/14	46,352
JP Morgan Chase Bank, N.A.	RUB	8,260,000	USD	199,199	12/19/14	36,552
Societe Generale	USD	515,461	CZK	11,050,000	12/19/14	(17,707)
Societe Generale	USD	384,650	EUR	300,000	12/19/14	(11,328)
Societe Generale	USD	1,063,547	HKD	8,250,000	12/19/14	280
Societe Generale	USD	157,324	PLN	520,000	12/19/14	(2,755)
Societe Generale	MXN	2,370,000	USD	174,592	12/19/14	4,562
Societe Generale	PLN	6,280,494	USD	1,927,892	12/19/14	61,031
Societe Generale	TRY	900,000	USD	391,920	12/19/14	(12,250)
Societe Generale	ZAR	9,745,000	USD	870,033	12/19/14	(6,865)
Standard Chartered Bank	EUR	3,687,135	USD	4,781,219	12/19/14	192,914
Toronto Dominion Bank	USD	2,145,784	MXN	28,603,080	12/19/14	(93,720)
Westpac Banking Corp.	USD	502,386	CZK	10,693,062	12/19/14	(20,710)
Westpac Banking Corp.	USD	381,260	EUR	294,971	12/19/14	(14,195)
Westpac Banking Corp.	USD	1,027,650	HKD	7,964,659	12/19/14	(619)
Westpac Banking Corp.	USD	153,826	PLN	502,440	12/19/14	(4,477)

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	29

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts, continued
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Westpac Banking Corp.	MXN	2,288,246	USD	171,754	12/19/14	7,589
Westpac Banking Corp.	TRY	874,256	USD	384,540	12/19/14	(8,068)
Westpac Banking Corp.	ZAR	9,414,474	USD	836,886	12/19/14	(10,270)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(283,214)

Foreign Currency Abbreviations:

BRL - Brazilian Real

CZK - Czech Koruna

EUR - Euro Currency

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Austria	$269,166	$—		$—	$269,166	0.1
Bermuda	1,564,327	—		—	1,564,327	0.3
Brazil	25,240,106	—		—	25,240,106	5.3
Cayman Islands	14,377,723	—		—	14,377,723	3.0
China	61,918,441	—		—	61,918,441	12.9
Czech Republic	3,594,490	—		—	3,594,490	0.7
Egypt	2,163,229	—	**	—	2,163,229	0.5
Greece	1,535,657	—		—	1,535,657	0.3
Hong Kong	27,358,780	—		—	27,358,780	5.7
Hungary	1,012,544	—		—	1,012,544	0.2
India	40,930,958	—		—	40,930,958	8.5
Indonesia	13,242,044	—		—	13,242,044	2.8
Malaysia	11,996,686	—		—	11,996,686	2.5
Mexico	26,874,684	—		—	26,874,684	5.6

See accompanying notes which are an integral part of the quarterly report.

30	Emerging Markets Fund

SSGA

Emerging Markets Fund

Presentation of Portfolio Holdings, continued — November 30, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Oman	$746,534	$—	$—	$746,534	0.2
Philippines	8,820,064	—	—	8,820,064	1.8
Poland	6,041,571	—	—	6,041,571	1.3
Qatar	3,755,335	—	—	3,755,335	0.8
Russia	15,197,718	—	—	15,197,718	3.2
South Africa	32,544,953	—	—	32,544,953	6.8
South Korea	62,384,980	—	—	62,384,980	13.0
Taiwan	62,595,320	—	—	62,595,320	13.1
Thailand	6,869,406	—	—	6,869,406	1.4
Turkey	9,673,894	—	—	9,673,894	2.0
United Arab Emirates	3,089,034	—	—	3,089,034	0.6
United Kingdom	1,687,639	—	—	1,687,639	0.4
United States	992,786	—	—	992,786	0.2
Preferred Stocks
Brazil	15,695,251	—	—	15,695,251	3.3
Russia	2,098,718	—	—	2,098,718	0.4
South Korea	3,708,591	—	—	3,708,591	0.8
Warrants
United Kingdom	—	1,468,040	—	1,468,040	0.3
Short Term Investments	7,250,975	18,132,510	—	25,383,485	5.3

Total Investments	$475,231,604	$19,600,550	$—	$494,832,154	103.3

Other Assets and Liabilities, Net					(3.3)

					100.0

Assets:
Other Financial Instruments***
Foreign Currency Exchange Contracts	$—	$1,840,669	$—	$1,840,669	0.4
Futures Contracts	176,311	—	—	176,311	0.0	****

Total Other Financial Instruments	$176,311	$1,840,669	$—	$2,016,980	0.4

Liabilities:
Other Financial Instruments***
Foreign Currency Exchange Contracts	$—	$(2,123,883)	$—	$(2,123,883)	(0.4)
Futures Contracts	(79,176)	—	—	(79,176)	(0.0	)****

Total Other Financial Instruments	$(79,176)	$(2,123,883)	$—	$(2,203,059)	(0.4)

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2014.
**	Fund held a Level 2 security that was valued at $0 at November 30, 2014.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	31

SSGA

International Stock Selection Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.3%
Australia - 5.9%
Amcor, Ltd.	244,171	2,527,611
BHP Billiton, Ltd.	152,995	4,027,165
Dexus Property Group (a)	447,698	2,709,801
Primary Health Care, Ltd.	900,320	3,602,280
The GPT Group (a)	1,022,592	3,604,005
Wesfarmers, Ltd. (b)	65,012	2,292,395
Woodside Petroleum, Ltd.	37,270	1,134,274
Woolworths, Ltd.	64,533	1,709,638

		21,607,169

Denmark - 2.9%
Danske Bank A/S	133,182	3,786,110
Novo Nordisk A/S (Class B)	43,049	1,964,561
Vestas Wind Systems A/S (b)	129,439	4,770,628

		10,521,299

France - 7.7%
Atos Origin SA	45,704	3,248,953
BNP Paribas SA	100,754	6,463,982
Credit Agricole SA	255,074	3,588,076
GDF Suez	62,196	1,533,492
Gecina SA (a)	32,446	4,390,514
Total SA	39,667	2,220,600
Valeo SA	44,586	5,489,582
Vinci SA	23,419	1,266,872

		28,202,071

Germany - 8.0%
Bayer AG	39,266	5,909,456
Continental AG	26,338	5,545,083
Deutsche Telekom AG	496,227	8,459,134
Duerr AG	15,797	1,359,619
E.ON SE	63,749	1,130,747
Indus Holding AG	22,498	1,107,033
Merck KGaA	25,697	2,560,539
OSRAM Licht AG (b)	30,691	1,275,506
SAP SE	26,367	1,859,583

		29,206,700

Hong Kong - 2.0%
Cheung Kong Holdings, Ltd.	111,000	2,036,815
Galaxy Entertainment Group, Ltd.	181,000	1,235,857
Sands China, Ltd.	676,400	4,051,475

		7,324,147

Ireland - 0.5%
Shire PLC	24,925	1,776,442

	Principal Amount ($) or Shares	Market Value $
Italy - 0.6%
ENI SpA	109,242	2,184,391

Japan - 22.2%
Asahi Group Holdings, Ltd.	141,100	4,402,315
Asahi Kasei Corp.	721,000	6,270,094
Central Japan Railway Co.	46,400	6,754,529
Fuji Electric Co., Ltd.	561,000	2,462,973
Fuji Heavy Industries, Ltd.	230,800	8,398,031
FUJIFILM Holdings Corp.	221,500	7,345,692
Hoya Corp.	53,600	1,906,059
Kirin Holdings Co., Ltd.	129,300	1,659,969
MEIJI Holdings Co., Ltd. (c)	30,800	2,764,136
Mitsubishi Electric Corp.	520,000	6,250,779
Mitsubishi Heavy Industries, Ltd.	275,000	1,604,997
Mitsubishi Materials Corp.	968,000	3,042,589
Mitsubishi UFJ Financial Group, Inc.	873,100	5,050,104
Mizuho Financial Group, Inc.	609,200	1,049,814
Nippon Telegraph & Telephone Corp.	55,900	2,991,665
Oriental Land Co., Ltd.	8,600	1,871,897
Panasonic Corp.	536,500	6,928,341
Sekisui Chemical Co., Ltd.	105,000	1,306,859
Sumitomo Mitsui Financial Group, Inc.	76,101	2,869,739
Taiheiyo Cement Corp.	912,000	2,858,886
Taisei Corp. (c)	312,000	1,630,067
Toyota Motor Corp.	24,700	1,522,338

		80,941,873

Netherlands - 4.5%
ING Groep NV (b)	506,039	7,417,443
Koninklijke Ahold NV	290,792	5,139,829
Unilever NV	94,749	3,861,688

		16,418,960

New Zealand - 0.6%
Air New Zealand, Ltd.	1,129,091	2,150,643

Norway - 0.4%
StatoilHydro ASA	73,012	1,375,186

Singapore - 2.5%
ComfortDelGro Corp., Ltd.	2,253,000	4,494,591
Sembcorp Industries, Ltd.	1,301,000	4,561,935

		9,056,526

Spain - 4.6%
Amadeus IT Holding SA (Class A)	37,195	1,481,709
Banco Santander SA	750,154	6,766,335

32	International Stock Selection Fund

SSGA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Gas Natural SDG SA	35,782	1,014,246
Iberdrola SA	616,591	4,561,913
Repsol SA	139,973	3,143,739

		16,967,942

Sweden - 1.6%
Nordea Bank AB	468,753	5,856,819

Switzerland - 10.6%
Givaudan SA (b)	1,092	1,947,112
Lonza Group AG (b)	19,200	2,258,473
Nestle SA	38,172	2,867,594
Novartis AG	132,945	12,871,196
Roche Holding AG	40,318	12,081,832
Swiss Re AG (b)	80,304	6,868,351

		38,894,558

United Kingdom - 22.7%
AstraZeneca PLC	33,617	2,513,181
Aviva PLC	321,115	2,551,298
Barclays PLC	1,870,414	7,171,443
Berendsen PLC	252,435	4,058,631
BP PLC	484,915	3,186,827
British American Tobacco PLC	23,548	1,397,480
BT Group PLC	1,208,116	7,750,704
Direct Line Insurance Group PLC	1,343,846	6,189,730
Imperial Tobacco Group PLC	147,131	6,811,343
ITV PLC	1,787,089	5,986,907
Lloyds Banking Group PLC (b)	5,518,649	6,935,145
Mondi PLC (d)	333,891	5,718,152
Rio Tinto PLC	141,364	6,616,219
Royal Dutch Shell PLC (Class A)	184,398	6,150,099
Royal Dutch Shell PLC (Class B)	135,158	4,699,137
Soco International PLC (b)	177,841	787,424
Tate & Lyle PLC	178,589	1,685,656
Unilever PLC	59,690	2,526,191

		82,735,567

Total Common Stocks (cost $319,440,249)		355,220,293

Preferred Stock - 1.5%
Germany - 1.5%
Henkel AG & Co. KGaA (cost $4,926,452)	49,976	5,548,156

Short-Term Investments - 1.2%
United States - 1.2%
SSGA Prime Money Market Fund 0.19% (e)(f)	2,070,256	2,070,256

	Principal Amount ($) or Shares	Market Value $
State Street Navigator Securities Lending Prime Portfolio (f)(g)	2,400,909	2,400,909

Total Short-Term Investments (cost $4,471,165)		4,471,165

Total Investments - 100.0% (identified cost $328,837,866)		365,239,614

Other Assets and Liabilities, Net - (0.0%) (h)		(18,284)

Net Assets - 100.0%		365,221,330

Footnotes:

(a)	Real Estate Investment Trust (REIT)
(b)	Non-income producing security
(c)	All or a portion of the shares of this security are on loan.
(d)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned
(h)	Less than 0.05% of net assets

Abbreviations:

PLC - Public Limited Company

Sector Exposure	% of Net Assets		Market Value $
Common Stocks
Consumer Discretionary	11.6		42,336,370
Consumer Staples	10.2		37,118,234
Energy	6.8		24,881,677
Financials	23.4		85,305,524
Health Care	12.5		45,537,960
Industrials	12.0		43,748,803
Information Technology	4.3		15,841,996
Materials	9.0		33,007,828
Telecommunication Services	5.3		19,201,503
Utilities	2.2		8,240,398
Preferred Stock
Consumer Staples	1.5		5,548,156
Short-Term Investments	1.2		4,471,165

Total Investments	100.0		365,239,614
Other Assets and Liabilities, Net	0.0	*	(18,284)

	100.0		365,221,330

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

International Stock Selection Fund	33

SSGA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI EAFE E-Mini Index Futures	31	USD	2,846,420	12/14	(52,646)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(52,646)

Abbreviations:

USD - United States Dollar

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$21,607,169	$—	$—	$21,607,169	5.9
Denmark	10,521,299	—	—	10,521,299	2.9
France	28,202,071	—	—	28,202,071	7.7
Germany	29,206,700	—	—	29,206,700	8.0
Hong Kong	7,324,147	—	—	7,324,147	2.0
Ireland	1,776,442	—	—	1,776,442	0.5
Italy	2,184,391	—	—	2,184,391	0.6
Japan	80,941,873	—	—	80,941,873	22.2
Netherlands	16,418,960	—	—	16,418,960	4.5
New Zealand	2,150,643	—	—	2,150,643	0.6
Norway	1,375,186	—	—	1,375,186	0.4
Singapore	9,056,526	—	—	9,056,526	2.5
Spain	16,967,942	—	—	16,967,942	4.6
Sweden	5,856,819	—	—	5,856,819	1.6
Switzerland	38,894,558	—	—	38,894,558	10.6
United Kingdom	82,735,567	—	—	82,735,567	22.7
Preferred Stock
Germany	5,548,156	—	—	5,548,156	1.5
Short-Term Investments	2,070,256	2,400,909	—	4,471,165	1.2

Total Investments	$362,838,705	$2,400,909	$—	$365,239,614	100.0

Other Assets and Liabilities, Net					(0.0	)**

					100.0

Liabilities:
Other Financial Instruments***
Futures Contracts	$(52,646)	$—	$—	$(52,646)	(0.01)

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2014.
**	Less than 0.05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

34	International Stock Selection Fund

SSGA

High Yield Bond Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 93.5%
Corporate Bonds and Notes - 77.8%
24 Hour Holdings III LLC 8.000%, due 06/01/22 (a)	450,000	406,125
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	208,875
ADT Corp. (The) 3.500%, due 07/15/22	500,000	437,500
AECOM Technology Corp. 5.875%, due 10/15/24 (a)	259,000	273,893
AES Corp. 3.234%, due 06/01/19 (b)	350,000	348,250
4.875%, due 05/15/23	150,000	150,000
Ahern Rentals, Inc. 9.500%, due 06/15/18 (a)	350,000	372,750
AK Steel Corp. 7.625%, due 10/01/21	300,000	282,750
Alcatel-Lucent USA, Inc. 4.625%, due 07/01/17 (a)	72,000	72,540
6.750%, due 11/15/20 (a)	250,000	259,375
Alcoa, Inc. 6.150%, due 08/15/20	375,000	424,135
5.125%, due 10/01/24	425,000	447,879
Allison Transmission, Inc. 7.125%, due 05/15/19 (a)	350,000	367,500
Ally Financial, Inc. 4.750%, due 09/10/18	300,000	310,500
3.750%, due 11/18/19	200,000	197,500
5.125%, due 09/30/24	350,000	357,000
8.000%, due 11/01/31	150,000	188,625
Alphabet Holding Co., Inc. PIK 7.750%, due 11/01/17	333,000	302,197
American Axle & Manufacturing, Inc. 5.125%, due 02/15/19	250,000	253,750
Amsurg Corp. 5.625%, due 11/30/20	200,000	205,500
Anixter, Inc. 5.125%, due 10/01/21	450,000	455,625
APX Group, Inc. 6.375%, due 12/01/19	400,000	383,000
ArcelorMittal 10.350%, due 06/01/19	1,000,000	1,217,500
Artesyn Escrow, Inc. 9.750%, due 10/15/20 (a)	325,000	320,125
Asbury Automotive Group, Inc. 6.000%, due 12/15/24 (a)	250,000	253,750
Ashtead Capital, Inc. 6.500%, due 07/15/22 (a)	250,000	268,125
5.625%, due 10/01/24 (a)	325,000	342,875

	Principal Amount ($) or Shares	Market Value $
Athlon Holdings LP/Athlon Finance Corp. 6.000%, due 05/01/22 (a)	470,000	508,775
Audatex North America, Inc. 6.000%, due 06/15/21 (a)	440,000	456,500
Bank of America Corp. Series Z 6.500%, due 10/23/24 (b)(c)	325,000	334,344
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	300,000	276,000
BI-LO LLC/BI-LO Finance Corp. PIK 8.625%, due 09/15/18 (a)	600,000	438,000
Blackboard, Inc. 7.750%, due 11/15/19 (a)	250,000	251,250
BlueLine Rental Finance Corp. 7.000%, due 02/01/19 (a)	250,000	259,375
BMC Software Finance, Inc. 8.125%, due 07/15/21 (a)	465,000	435,937
BWAY Holding Co. 9.125%, due 08/15/21 (a)	375,000	386,250
C&S Group Enterprises LLC 5.375%, due 07/15/22 (a)	300,000	303,000
California Resources Corp. 6.000%, due 11/15/24 (a)	450,000	401,344
Calpine Corp. 5.375%, due 01/15/23	585,000	593,044
Carlson Travel Holdings, Inc. PIK 7.500%, due 08/15/19 (a)	330,000	332,475
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625%, due 02/15/24 (a)	400,000	412,500
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250%, due 10/30/17	750,000	780,937
CCOH Safari LLC 5.500%, due 12/01/22	260,000	262,925
Century Communities, Inc. 6.875%, due 05/15/22 (a)	240,000	242,400
Century Intermediate Holding Co. 2 PIK 9.750%, due 02/15/19 (a)	390,000	412,912
CenturyLink, Inc. Series W 6.750%, due 12/01/23	390,000	432,900
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	300,000	311,250
Chesapeake Energy Corp. 5.375%, due 06/15/21	1,087,000	1,116,892
4.875%, due 04/15/22	100,000	99,000

High Yield Bond Fund	35

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Churchill Downs, Inc. 5.375%, due 12/15/21 (a)	300,000	303,000
CIT Group, Inc. 5.250%, due 03/15/18	400,000	421,600
3.875%, due 02/19/19	730,000	733,504
CITGO Petroleum Corp. 6.250%, due 08/15/22 (a)	425,000	435,625
Clayton Williams Energy, Inc. 7.750%, due 04/01/19	200,000	194,000
Constellation Brands, Inc. 6.000%, due 05/01/22	300,000	331,890
Deluxe Corp. 7.000%, due 03/15/19	300,000	314,625
DISH DBS Corp. 5.125%, due 05/01/20	750,000	758,906
5.875%, due 11/15/24 (a)	360,000	362,700
Dole Food Co., Inc. 7.250%, due 05/01/19 (a)	300,000	300,750
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, due 07/15/19	375,000	401,250
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 7.625%, due 11/01/24 (a)	360,000	380,700
Endeavor Energy Resources LP/EER Finance, Inc. 7.000%, due 08/15/21 (a)	230,000	226,550
Energy XXI Gulf Coast, Inc. 7.500%, due 12/15/21	433,000	337,740
FGI Operating Co. LLC/FGI Finance, Inc. 7.875%, due 05/01/20	300,000	277,500
First Data Corp. 6.750%, due 11/01/20 (a)	474,000	504,810
11.250%, due 01/15/21	391,000	445,740
Florida East Coast Holdings Corp. 9.750%, due 05/01/20 (a)	450,000	453,375
FMG Resources August 2006 Pty Ltd. 6.875%, due 04/01/22 (a)	150,000	134,250
Fresenius Medical Care US Finance II, Inc. 4.125%, due 10/15/20 (a)	265,000	266,988
Frontier Communications Corp. 9.250%, due 07/01/21	250,000	293,125
6.250%, due 09/15/21	250,000	255,325
7.125%, due 01/15/23	300,000	313,500
GameStop Corp. 5.500%, due 10/01/19 (a)	340,000	341,700
Gates Global LLC/Gates Global Co. 6.000%, due 07/15/22 (a)	295,000	286,888

	Principal Amount ($) or Shares	Market Value $
General Motors Co. 3.500%, due 10/02/18	194,000	198,850
4.000%, due 04/01/25	250,000	250,235
6.250%, due 10/02/43	450,000	523,125
General Motors Financial Co., Inc. 3.000%, due 09/25/17	175,000	178,596
4.250%, due 05/15/23	400,000	408,956
Gentiva Health Services, Inc. 11.500%, due 09/01/18	600,000	640,500
Genworth Financial, Inc. 6.150%, due 11/15/66 (b)	400,000	265,000
Geo Group, Inc. (The) 5.875%, due 10/15/24	250,000	255,000
Global Partners LP/GLP Finance Corp. 6.250%, due 07/15/22 (a)	400,000	397,000
Group 1 Automotive, Inc. 5.000%, due 06/01/22 (a)	450,000	444,375
Halcon Resources Corp. 8.875%, due 05/15/21	705,000	542,850
HCA Holdings, Inc. 6.250%, due 02/15/21	700,000	742,000
HCA, Inc. 4.250%, due 10/15/19	600,000	603,000
HD Supply, Inc. 11.500%, due 07/15/20	400,000	464,000
5.250%, due 12/15/21 (a)	60,000	61,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.000%, due 08/01/20	500,000	520,600
IHS, Inc. 5.000%, due 11/01/22 (a)	110,000	111,650
Interline Brands, Inc. PIK 10.000%, due 11/15/18	300,000	313,500
International Lease Finance Corp. 6.250%, due 05/15/19	275,000	300,438
8.250%, due 12/15/20	350,000	424,375
j2 Global, Inc. 8.000%, due 08/01/20	500,000	540,000
Jack Cooper Holdings Corp. 9.250%, due 06/01/20 (a)	350,000	371,000
Jaguar Holding Co. I PIK 9.375%, due 10/15/17 (a)	360,000	367,200
JBS USA LLC/JBS USA Finance, Inc. 5.875%, due 07/15/24 (a)	425,000	430,312
JCH Parent, Inc. PIK 10.500%, due 03/15/19 (a)	150,000	141,750
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.625%, due 12/01/21	400,000	352,000

36	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Lennar Corp. 4.500%, due 06/15/19	300,000	300,000
Level 3 Communications, Inc. 8.875%, due 06/01/19	250,000	267,500
Level 3 Escrow II, Inc. 5.375%, due 08/15/22 (a)	200,000	202,000
Level 3 Financing, Inc. 8.625%, due 07/15/20	250,000	271,875
Linn Energy LLC/Linn Energy Finance Corp. 6.500%, due 09/15/21	485,000	419,525
Live Nation Entertainment, Inc. 5.375%, due 06/15/22 (a)	450,000	451,125
LMI Aerospace, Inc. 7.375%, due 07/15/19 (a)	325,000	321,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250%, due 06/15/22	406,000	426,300
4.875%, due 12/01/24	250,000	246,250
McClatchy Co. (The) 9.000%, due 12/15/22	255,000	282,731
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, due 05/15/19 (a)	400,000	424,000
Memorial Production Partners LP/Memorial Production Finance Corp. 7.625%, due 05/01/21	334,000	300,600
Memorial Resource Development Corp. 5.875%, due 07/01/22 (a)	450,000	427,500
Men’s Wearhouse, Inc. (The) 7.000%, due 07/01/22 (a)	500,000	513,750
MGM Resorts International 6.750%, due 10/01/20	550,000	592,625
6.625%, due 12/15/21	55,000	58,713
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.875%, due 10/01/22 (a)	265,000	262,350
Monitronics International, Inc. 9.125%, due 04/01/20	500,000	495,000
MPG Holdco I, Inc. 7.375%, due 10/15/22 (a)	255,000	265,200
MPH Acquisition Holdings LLC 6.625%, due 04/01/22 (a)	300,000	312,750
MPT Operating Partnership LP/MPT Finance Corp. 5.500%, due 05/01/24	300,000	312,000
Murray Energy Corp. 8.625%, due 06/15/21 (a)	500,000	506,250

	Principal Amount ($) or Shares	Market Value $
Navient Corp.
MTN 8.000%, due 03/25/20	500,000	564,375
5.000%, due 10/26/20	300,000	298,500
NCR Corp. 5.875%, due 12/15/21	300,000	306,000
Neiman Marcus Group LTD, Inc. PIK 8.750%, due 10/15/21 (a)	279,000	300,622
Netflix, Inc. 5.750%, due 03/01/24 (a)	450,000	466,875
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.875%, due 03/15/22 (a)	300,000	317,250
Newfield Exploration Co. 5.750%, due 01/30/22	650,000	697,125
Nexstar Broadcasting, Inc. 6.875%, due 11/15/20	231,000	240,240
Parsley Energy LLC/Parsley Finance Corp. 7.500%, due 02/15/22 (a)	303,000	295,804
Penn National Gaming, Inc. 5.875%, due 11/01/21	300,000	282,750
Penske Automotive Group, Inc. 5.750%, due 10/01/22	200,000	207,500
5.375%, due 12/01/24	300,000	300,750
Pittsburgh Glass Works LLC 8.000%, due 11/15/18 (a)	376,000	398,560
Plastipak Holdings, Inc. 6.500%, due 10/01/21 (a)	450,000	452,250
Provident Funding Associates LP/PFG Finance Corp. 6.750%, due 06/15/21 (a)	233,000	230,379
Qualitytech LP/QTS Finance Corp. 5.875%, due 08/01/22 (a)	400,000	398,000
Regal Entertainment Group 5.750%, due 02/01/25	350,000	324,625
Revlon Consumer Products Corp. 5.750%, due 02/15/21	350,000	354,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 9.875%, due 08/15/19	920,000	991,300
6.875%, due 02/15/21	340,000	359,125
Rice Energy, Inc. 6.250%, due 05/01/22 (a)	310,000	297,600
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625%, due 07/15/22	500,000	487,500
Roundy’s Supermarkets, Inc. 10.250%, due 12/15/20 (a)	500,000	440,000

High Yield Bond Fund	37

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	759,375
RSP Permian, Inc. 6.625%, due 10/01/22 (a)	165,000	160,463
Sanchez Energy Corp. 7.750%, due 06/15/21	300,000	295,500
6.125%, due 01/15/23 (a)	135,000	121,500
SandRidge Energy, Inc. 8.125%, due 10/15/22	500,000	400,000
SBA Communications Corp. 5.625%, due 10/01/19	275,000	284,625
Scientific Games International, Inc. 7.000%, due 01/01/22 (a)	100,000	100,625
Service Corp. International 4.500%, due 11/15/20	350,000	343,000
ServiceMaster Co. LLC (The) 7.000%, due 08/15/20	350,000	368,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.375%, due 05/01/22 (a)	500,000	490,000
Sinclair Television Group, Inc. 6.375%, due 11/01/21	525,000	542,062
Sirius XM Radio, Inc. 6.000%, due 07/15/24 (a)	375,000	387,187
Spirit AeroSystems, Inc. 5.250%, due 03/15/22	250,000	253,750
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	250,000	268,125
Sprint Corp. 7.250%, due 09/15/21	1,200,000	1,224,000
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	250,000	275,156
Steel Dynamics, Inc. 5.125%, due 10/01/21 (a)	280,000	290,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500%, due 08/15/22	325,000	321,750
SUPERVALU, Inc. 6.750%, due 06/01/21	250,000	243,750
T-Mobile USA, Inc. 6.633%, due 04/28/21	733,000	754,990
6.000%, due 03/01/23	375,000	380,625
Tenet Healthcare Corp. 5.000%, due 03/01/19 (a)	500,000	492,500
6.875%, due 11/15/31	300,000	288,000
Tenneco, Inc. 7.750%, due 08/15/18	250,000	260,475

	Principal Amount ($) or Shares	Market Value $
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250%, due 10/15/22 (a)	250,000	255,000
Textron Financial Corp. 6.000%, due 02/15/67 (a)(b)	350,000	319,375
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19	305,000	337,025
Triangle USA Petroleum Corp. 6.750%, due 07/15/22 (a)	415,000	338,225
United Rentals North America, Inc. 8.375%, due 09/15/20	250,000	268,750
6.125%, due 06/15/23	290,000	306,675
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	656,000	708,480
Viasystems, Inc. 7.875%, due 05/01/19 (a)	450,000	474,750
Virgin Media Finance PLC 6.375%, due 04/15/23 (a)	525,000	559,125
WCI Communities, Inc. 6.875%, due 08/15/21	550,000	556,875
WESCO Distribution, Inc. 5.375%, due 12/15/21	305,000	310,719
Weyerhaeuser Real Estate Co. 4.375%, due 06/15/19 (a)	300,000	297,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	400,000	434,000
XPO Logistics, Inc. 7.875%, due 09/01/19 (a)	350,000	371,875
York Risk Services Holding Corp. 8.500%, due 10/01/22 (a)	280,000	280,700
8.500%, due 10/01/22 (a)	75,000	75,188
Zayo Group LLC/Zayo Capital, Inc. 8.125%, due 01/01/20	302,000	322,385
Zebra Technologies Corp. 7.250%, due 10/15/22 (a)	380,000	406,125

		69,679,186

International Debt - 15.7%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 2.750%, due 05/15/17 (a)	399,000	394,013
Altice Financing SA 6.500%, due 01/15/22 (a)	100,000	101,000
Altice Finco SA 8.125%, due 01/15/24 (a)	350,000	359,625
Altice SA 7.750%, due 05/15/22 (a)	425,000	439,344

38	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Ardagh Finance Holdings SA PIK 8.625%, due 06/15/19 (a)	535,000	551,050
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.234%, due 12/15/19 (a)(b)	350,000	339,500
6.750%, due 01/31/21 (a)	100,000	102,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.000%, due 11/15/20 (a)	35,294	35,912
AuRico Gold, Inc. 7.750%, due 04/01/20 (a)	300,000	285,000
BAYTEX ENERGY Corp. 5.125%, due 06/01/21 (a)	650,000	598,000
Capsugel SA PIK 7.000%, due 05/15/19 (a)	350,000	354,375
CEVA Group PLC 7.000%, due 03/01/21 (a)	285,000	276,450
Columbus International, Inc. 7.375%, due 03/30/21 (a)	300,000	319,500
Commerzbank AG 8.125%, due 09/19/23 (a)	200,000	233,880
Constellium NV 5.750%, due 05/15/24 (a)	600,000	576,000
Digicel Group, Ltd. 8.250%, due 09/30/20 (a)	550,000	563,750
Exopack Holdings SA 7.875%, due 11/01/19 (a)	300,000	311,250
Fly Leasing, Ltd. 6.750%, due 12/15/20	350,000	359,625
FMG Resources August 2006 Pty Ltd. 8.250%, due 11/01/19 (a)	125,000	115,625
Global Ship Lease, Inc. 10.000%, due 04/01/19 (a)	325,000	336,375
INEOS Group Holdings SA
6.125%, due 08/15/18 (a)	750,000	737,887
5.875%, due 02/15/19 (a)	360,000	350,100
Inmarsat Finance PLC 4.875%, due 05/15/22 (a)	390,000	389,025
Intelsat Luxembourg SA 7.750%, due 06/01/21	288,000	298,440
JLL/Delta Dutch Newco BV 7.500%, due 02/01/22 (a)	360,000	370,800
Jupiter Resources, Inc. 8.500%, due 10/01/22 (a)	350,000	302,750
NCL Corp., Ltd. 5.250%, due 11/15/19 (a)	320,000	322,400
NOVA Chemicals Corp. 5.000%, due 05/01/25 (a)	400,000	413,500
Perstorp Holding AB 11.000%, due 08/15/17 (a)	600,000	594,000

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland Group PLC
Series U 7.640%, due 09/30/17 (b)(c)	400,000	421,500
6.125%, due 12/15/22	300,000	328,035
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	635,000	688,975
Schaeffler Holding Finance BV PIK 6.875%, due 08/15/18 (a)	200,000	209,250
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	300,000	303,000
Stackpole International Intermediate/Stackpole International Powder / Stackpole 7.750%, due 10/15/21 (a)	325,000	331,500
Teine Energy, Ltd. 6.875%, due 09/30/22 (a)	270,000	251,100
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	500,000	543,150
VTR Finance BV 6.875%, due 01/15/24 (a)	250,000	263,125
XL Group PLC Series E 6.500%, due 04/15/17 (b)(c)	350,000	337,750

		14,108,561

Total Long-Term Investments (cost $83,482,785)		83,787,747

Short-Term Investment - 5.6%
SSGA Prime Money Market Fund 0.19% (d)(e) (cost $5,002,241)	5,002,241	5,002,241

Total Investments - 99.1% (identified cost $88,485,026)		88,789,988

Other Assets and Liabilities, Net - 0.9%		788,220

Net Assets - 100.0%		89,578,208

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

See accompanying notes which are an integral part of the quarterly report.

High Yield Bond Fund	39

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(e)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

MTN - Medium Term Notes

PIK - Pay In Kind

PLC - Public Limited Company

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$69,679,186	$—	$69,679,186	77.8
International Debt	—	14,108,561	—	14,108,561	15.7
Short-Term Investment	5,002,241	—	—	5,002,241	5.6

Total Investments	$5,002,241	$83,787,747	$—	$88,789,988	99.1

Other Assets and Liabilities, Net					0.9

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2014.

See accompanying notes which are an integral part of the quarterly report.

40	High Yield Bond Fund

SSGA Funds

Notes to Quarterly Report — November 30, 2014 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of the series and classes, all of which have the same rights and privileges, including the same voting rights, as listed in the table below. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The following table details the Trust’s effective series and related classes of shares. Only those funds (the “Funds”) which appear on the front cover are included in this Quarterly Report, the other funds are included in separate Quarterly Reports.

Fund	Classes	Commencement of Operations:
SSGA Money Market Fund	Class N	May 2, 1998
SSGA U.S. Government Money Market Fund	Class N	March 1, 1991
SSGA Prime Money Market Fund	Class N	February 22, 1994
SSGA U.S. Treasury Money Market Fund	Class N	December 1, 1993
SSGA High Yield Bond Fund	Class N Class A Class C Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Enhanced Small Cap Fund	Class N Class A Class C Class I Class K	March 22, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Dynamic Small Cap Fund	Class N Class A Class C Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA IAM SHARES Fund	Class N	June 2, 1999
SSGA Clarion Real Estate Fund	Class N Class A Class C Class I Class K	April 29, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA S&P 500 Index Fund	Class N	December 30, 1992
SSGA Emerging Markets Fund	Class N Select Class[1] Class A Class C Class I Class K	March 1, 1994 November 28, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

[1]

Select Class shares of the SSGA Emerging Markets Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Trust or State Street Global Markets, LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets, LLC with respect to investments of its accounts in the Select Class.

Notes to Quarterly Report	41

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
SSGA International Stock Selection Fund	Class N Class A Class C Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Recent Regulatory Action

In June 2014, the FASB issued guidance to improve the financial reporting of repurchase agreements and other similar repurchase financing transactions. The guidance will require expanded disclosure for entities that enter into repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

On July 23, 2014, the U.S. Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Funds. The most significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based Net Asset Value (“NAV”). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method which, approximates fair market value. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. The majority of these amendments will become effective on October 14, 2016. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

42	Notes to Quarterly Report

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board or person acting at their direction determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Trust’s calculation of NAVs for each applicable Fund when the Trust deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Notes to Quarterly Report	43

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2014 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at November 30, 2014 was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Dynamic Small Cap Fund	$27,732,371	$3,987,954	$848,045	$3,139,909
Clarion Real Estate Fund	33,837,117	20,835,837	33,164	20,802,673
IAM SHARES Fund	150,929,318	126,211,640	9,259,438	116,952,202
Enhanced Small Cap Fund	25,899,422	6,529,055	1,400,650	5,128,405
Emerging Markets Fund	387,629,390	127,619,352	20,416,588	107,202,764
International Stock Selection Fund	328,837,866	50,668,643	14,266,895	36,401,748
High Yield Bond Fund	88,485,026	2,066,652	1,761,690	304,962

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of any fund that holds securities denominated in non-U.S. dollars are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

44	Notes to Quarterly Report

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

These Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

High Yield Securities

The High Yield Bond Fund may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Notes to Quarterly Report	45

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended November 30, 2014 were as follows:

	IAM SHARES Fund	Enhanced Small Cap Fund	International Stock Selection Fund	Emerging Markets Fund
	Equity Contracts	Equity Contracts	Equity Contracts	Equity Contracts	Foreign Currency Contracts*

Asset Derivatives
Futures Contracts	$118,778	$13,982	$—	$176,311	$—
Foreign currency-related transactions	—	—	—	—	1,840,669

Liability Derivatives
Futures Contracts	$—	$—	$52,646	$79,176	$—
Foreign currency-related transactions	—	—	—	—	2,123,883

*	Includes only forward foreign currency-related transactions.
(1)	Portfolio of Investments: Cumulative unrealized appreciation/depreciation of futures contracts.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time these Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

These Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or, to the extent permitted by the investment objective, restrictions and policies set forth in a Fund’s Prospectus and Statement of Additional Information, to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

For the period ended November 30, 2014, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Fund	Strategy
Emerging Markets Fund	Foreign currency exposure management and return enhancement

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used.

Certain Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to

46	Notes to Quarterly Report

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended November 30, 2014, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
IAM SHARES Fund	Equitize cash and cash equivalents
Enhanced Small Cap Fund	Equitize cash
Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
International Stock Selection Fund	Exposing cash reserves to markets

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined. For the period ended November 30, 2014, none of the Funds were a counterparty in any credit default swap agreements.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Notes to Quarterly Report	47

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Trust participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded by a lending Fund along with the related obligation to return the collateral. As of November 30, 2014, all such cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund affiliated with the Funds’ investment adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2014, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Dynamic Small Cap Fund	$97,569	Pool of U.S. Government Bonds
IAM SHARES Fund	$1,367,622	Pool of U.S. Government Bonds
Emerging Markets Fund	$115,125	Pool of U.S. and Foreign Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSGA Prime Money Market Fund (“Central Fund”) (a series of the Trust not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the

48	Notes to Quarterly Report

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of November 30, 2014, $18,081,232 of the Central Fund’s net assets represents investments by these Funds.

Transactions with Affiliates

Each Fund may invest in the SSGA Prime Money Market Fund, a series of the Trust. Cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, a series of State Street Navigator Securities Lending Trust, for which SSGA FM also serves as the investment adviser.

Amounts related to investments in the SSGA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at November 30, 2014 and for the period then ended are:

SSGA Prime Money Market Fund	Value at 8/31/2014	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 11/30/2014	Income

Dynamic Small Cap Fund	$255,049	$1,465,026	1,465,026	$1,525,785	1,525,785	$194,290	$7
Clarion Real Estate Fund	621,712	2,580,109	2,580,109	2,965,313	2,965,313	236,508	7
IAM SHARES Fund	2,932,406	2,975,005	2,975,005	3,149,327	3,149,327	2,758,084	60
Enhanced Small Cap Fund	519,323	1,365,673	1,365,673	1,316,118	1,316,118	568,878	10

Emerging Markets Fund	100	47,070,246	47,070,246	39,819,371	39,819,371	7,250,975	55
International Stock Selection Fund	815,887	9,112,382	9,112,382	7,858,013	7,858,013	2,070,256	16
High Yield Bond Fund	3,725,780	29,049,396	29,049,396	27,772,935	27,772,935	5,002,241	63

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2014	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 11/30/2014	Income

Dynamic Small Cap Fund	$5,684,575	$1,944,410	1,944,410	$1,629,434	1,629,434	$5,999,551	$8,821
Clarion Real Estate Fund	3,796,807	10,241,088	10,241,088	11,003,772	11,003,772	3,034,123	1,768
IAM SHARES Fund	7,496,627	9,722,519	9,722,519	10,987,014	10,987,014	6,232,132	8,856
Emerging Markets Fund	19,318,868	18,626,550	18,626,550	19,812,908	19,812,908	18,132,510	19,379
International Stock Selection Fund	9,985,733	23,962,351	23,962,351	31,547,175	31,547,175	2,400,909	25,057

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

6.	Subsequent Event

The SSGA Funds’ Board of Trustees has approved a Plan of Liquidation and Termination of Sub-Trust (the “Plan”) with respect to the IAM SHARES Fund (the “Fund”), pursuant to which the Fund liquidated and terminated on January 23, 2015 (the “Liquidation Date”). During the period between the effective date of the Plan (January 16, 2015) and the Liquidation Date, the Fund engaged in business and activities solely for the purposes of winding up its business and affairs and making a distribution of its assets to shareholders, and did not pursue or achieve its investment objective. SSGA Funds Management, Inc. limited the total expenses of the Fund at 0.39% during the liquidation of the Fund.

Notes to Quarterly Report	49

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

In anticipation of the Fund’s liquidation, the Fund will cease the sale of its shares to new investors upon the close of business on January 16, 2015; however, shares of the Fund may continue to be offered through intermediaries that currently have relationships with the Fund and to current shareholders having accounts directly with the Fund. Effective upon the close of business on January 16, 2015, the Fund will no longer accept orders from existing shareholders to purchase additional shares. Current shareholders of the Fund may, consistent with the requirements set forth in the Prospectus, redeem or exchange their shares into shares of the same class of other SSGA Funds at any time prior to the Liquidation Date.

At or immediately prior to the Liquidation Date, the Fund shall, if necessary, have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Fund all of the Fund’s investment company taxable income for taxable years ending at or prior to the Liquidation Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Liquidation Date (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax for such periods.

50	Notes to Quarterly Report

SSGA Funds

Shareholder Requests for Additional Information — November 30, 2014 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	51

Quarterly Report

30 November 2014

SSGA Funds

INSTITUTIONAL MONEY MARKET FUNDS

U.S. Treasury Money Market Fund

Prime Money Market Fund

SSGA Funds

Institutional Money Market Funds

Quarterly Report

November 30, 2014 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 66.7%
U.S. Treasury Bill	50,000,000	0.070	12/18/14	49,998,347
U.S. Treasury Bill	250,000,000	0.010	01/02/15	249,997,778
U.S. Treasury Bill	33,000,000	0.011	01/02/15	32,999,677
U.S. Treasury Bill	67,000,000	0.013	01/02/15	66,999,256
U.S. Treasury Bill	150,000,000	0.063	01/02/15	149,991,667
U.S. Treasury Bill	77,000,000	0.018	01/08/15	76,998,578
U.S. Treasury Bill	48,000,000	0.020	01/08/15	47,998,987
U.S. Treasury Bill	150,000,000	0.061	01/08/15	149,990,342
U.S. Treasury Bill	239,000,000	0.008	01/15/15	238,997,759
U.S. Treasury Bill	61,000,000	0.010	01/15/15	60,999,237
U.S. Treasury Bill	250,000,000	0.060	01/15/15	249,981,250
U.S. Treasury Bill	225,000,000	0.020	01/22/15	224,993,500
U.S. Treasury Bill	300,000,000	0.060	01/22/15	299,974,000
U.S. Treasury Bill	250,000,000	0.060	01/29/15	249,975,417
U.S. Treasury Bill	175,000,000	0.020	02/05/15	174,993,583
U.S. Treasury Bill	150,000,000	0.051	02/05/15	149,985,975
U.S. Treasury Bill	150,000,000	0.030	02/12/15	149,990,875
U.S. Treasury Bill	100,000,000	0.048	02/12/15	99,990,368
U.S. Treasury Bill	250,000,000	0.028	02/19/15	249,984,722
U.S. Treasury Bill	122,000,000	0.053	02/19/15	121,985,766
U.S. Treasury Bill	78,000,000	0.055	02/19/15	77,990,467
U.S. Treasury Bill	325,000,000	0.017	02/26/15	324,986,255
U.S. Treasury Bill	250,000,000	0.048	02/26/15	249,971,302
U.S. Treasury Bill	250,000,000	0.050	03/05/15	249,967,361
U.S. Treasury Bill	100,000,000	0.048	03/12/15	99,986,674
U.S. Treasury Bill	250,000,000	0.046	03/19/15	249,965,499
U.S. Treasury Bill	200,000,000	0.042	03/26/15	199,972,847
U.S. Treasury Bill	50,000,000	0.045	04/09/15	49,991,938
U.S. Treasury Bill	50,000,000	0.060	05/14/15	49,986,333
U.S. Treasury Note (next reset date 12/01/14) (a)	52,000,000	0.070	01/31/16	51,984,636

Total Treasury Debt (amortized cost $4,701,630,396)				4,701,630,396

Total Investments - 66.7% (amortized cost $4,701,630,396)				4,701,630,396

Repurchase Agreements - 33.3%
Treasury Repurchase Agreements - 33.3%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 28, 2014 at 0.080% to be repurchased at $100,000,667 December 1, 2014, collateralized by: $92,875,074 par various United States Government Treasury Obligations valued at $102,000,756.				100,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $275,000,000 dated November 28, 2014 at 0.070% to be repurchased at $275,002,674 on December 3, 2014, collateralized by: $192,785,500 par various United States Government Treasury Obligations valued at $280,500,047.				275,000,000

U.S. Treasury Money Market Fund	1

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Value $

Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $29,000,000 dated November 28, 2014 at 0.070% to be repurchased at $29,000,169 on December 1, 2014, collateralized by: $23,868,200 par various United States Government Treasury Obligations valued at $29,580,111.	29,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $73,000,000 dated November 28, 2014 at 0.090% to be repurchased at $73,000,548 on December 1, 2014, collateralized by: $74,281,300 par various United States Government Treasury Obligations valued at $74,460,077.	73,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $435,000,000 dated November 28, 2014 at 0.080% to be repurchased at $435,002,900 on December 1, 2014 collateralized by: $440,119,000 par various United States Government Treasury Obligations valued at $443,700,042.	435,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated November 28, 2014 at 0.080% to be repurchased at $200,001,333 on December 1, 2014, collateralized by: $200,074,263 par various United States Government Treasury Obligations valued at $204,000,059.	200,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $18,000,000 dated November 28, 2014 at 0.080% to be repurchased at $18,000,120 on December 1, 2014, collateralized by: $18,916,000 par various United States Government Treasury Obligations valued at $18,363,986.	18,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000,000 dated November 28, 2014 at 0.070% to be repurchased at $100,000,972 on December 3, 2014, collateralized by: $91,831,700 par various United States Government Treasury Obligations valued at $102,005,757.	100,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $268,823,000 dated November 28, 2014 at 0.120% to be repurchased at $268,825,688 December 1, 2014, collateralized by: $252,695,300 par various United States Government Treasury Obligations valued at $274,199,485.	268,823,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $39,000,000 dated November 28, 2014 at 0.080% to be repurchased at $39,000,260 on December 1, 2014, collateralized by: $35,656,120 par various United States Government Treasury Obligations valued at $39,780,000.	39,000,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri-Party) of $288,000,000 dated November 28, 2014 at 0.080% to be repurchased at $288,001,920 on December 1, 2014, collateralized by: $282,849,240 par various United States Government Treasury Obligations valued at $293,760,065.	288,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 November 28, 2014 at 0.080% to be repurchased at $100,001,556 on December 5, 2014, collateralized by: $92,903,683 par various United States Government Treasury Obligations valued at $102,000,000.	100,000,000

2	U.S. Treasury Money Market Fund

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Value $

Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $271,000,000 November 28, 2014 at 0.080% to be repurchased at $271,001,807 on December 1, 2014, collateralized by: $264,176,200 par various United States Government Treasury Obligations valued at $276,420,054.	271,000,000
Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $151,000,000 November 28, 2014 at 0.090% to be repurchased at $151,001,133 on December 1, 2014, collateralized by: $142,112,900 par various United States Government Treasury Obligations valued at $154,020,012.	151,000,000

Total Treasury Repurchase Agreements (identified cost $2,347,823,000)	2,347,823,000

Total Investments and Repurchase Agreements - 100.0% (b) (cost $7,049,453,396) (c)	7,049,453,396

Other Assets and Liabilities, Net - (0.0)% (d)	(140,733)

Net Assets - 100.0%	7,049,312,663

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	The identified cost for Federal income tax purposes
(d)	Less than 0.05% of net assets

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

Categories	% of Net Assets

Treasury Debt	66.7
Repurchase Agreements	33.3

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(0.0	)*

	100.0

*	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

U.S. Treasury Money Market Fund	3

SSGA

Prime Money Market Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Certificates of Deposit - 37.4%
Bank of Montreal	75,000,000	0.170	01/05/15	75,000,000
Bank of Montreal	35,000,000	0.170	02/03/15	35,000,000
Bank of Montreal (next reset date 12/18/14) (a)	100,000,000	0.273	05/15/15	100,000,000
Bank of Nova Scotia (next reset date 12/08/14) (a)	130,000,000	0.286	05/06/15	130,000,000
Bank of Nova Scotia (next reset date 12/10/14) (a)	50,000,000	0.226	08/07/15	50,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.200	01/26/15	50,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.200	02/04/15	50,000,000
Bank of Tokyo - Mitsubishi	75,000,000	0.200	03/24/15	75,000,000
Barclays Bank	40,000,000	0.240	12/01/14	40,000,000
Barclays Bank (next reset date 12/29/14) (a)	50,000,000	0.375	06/25/15	50,000,000
BNP Paribas	75,000,000	0.290	02/02/15	75,000,000
BNP Paribas	100,000,000	0.240	03/04/15	100,000,000
Canadian Imperial Bank of Commerce	50,000,000	0.200	01/16/15	50,000,000
Canadian Imperial Bank of Commerce	15,000,000	0.200	04/20/15	15,000,000
Canadian Imperial Bank of Commerce (next reset date 12/05/14) (a)	75,000,000	0.296	05/01/15	75,000,000
Commonwealth Bank of Australia	50,000,000	0.205	01/05/15	50,000,243
Credit Agricole Corporate & Investment Bank	150,000,000	0.300	02/03/15	150,000,000
Credit Suisse	50,000,000	0.310	02/05/15	50,000,000
DnB Bank ASA	40,000,000	0.190	03/05/15	40,000,000
ING Bank NV	80,000,000	0.300	02/02/15	80,000,000
ING Bank NV	50,000,000	0.310	02/11/15	50,000,000
ING Bank NV	40,000,000	0.310	02/27/15	40,000,000
ING Bank NV	35,000,000	0.320	03/02/15	35,000,000
Norinchukin Bank	25,000,000	0.230	01/26/15	25,000,000
Norinchukin Bank	50,000,000	0.200	02/06/15	50,000,000
Societe Generale	75,000,000	0.210	02/03/15	75,000,000
Standard Chartered Bank	25,000,000	0.170	01/20/15	25,000,000
Standard Chartered Bank	40,000,000	0.180	01/21/15	40,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.240	01/22/15	50,000,000
Svenska Handelsbanken AB	50,000,000	0.205	01/06/15	50,000,249
Svenska Handelsbanken AB	50,000,000	0.205	01/26/15	50,000,389
Svenska Handelsbanken AB	75,000,000	0.185	03/17/15	75,001,103
Toronto Dominion Bank	25,000,000	0.200	01/15/15	25,000,000
Toronto Dominion Bank	25,000,000	0.200	03/03/15	25,000,000
UBS AG	75,000,000	0.220	02/06/15	75,000,000
Wells Fargo Bank NA	75,000,000	0.230	03/03/15	75,000,000
Wells Fargo Bank NA (next reset date 01/08/15) (a)	28,000,000	0.233	04/08/15	28,000,000
Wells Fargo Bank NA (next reset date 01/22/15) (a)	50,000,000	0.232	04/22/15	50,000,000
Westpac Banking Corp. (next reset date 01/26/15) (a)	20,000,000	0.243	04/24/15	20,000,000
Westpac Banking Corp. (next reset date 12/16/14) (a)	45,000,000	0.225	01/16/15	45,000,000

Total Certificates of Deposit (amortized cost $2,248,001,984)				2,248,001,984

Financial Company Commercial Paper - 24.1%
Caisse des Depots et Consignations (b)	100,000,000	0.175	03/16/15	99,948,958
Caisse des Depots et Consignations (b)	100,000,000	0.180	03/27/15	99,942,000
DnB Bank ASA (c)	75,000,000	0.215	01/20/15	74,977,604
DnB Bank ASA (c)	50,000,000	0.190	01/26/15	49,985,222
DnB Bank ASA (c)	50,000,000	0.200	03/17/15	49,970,556
General Electric Capital Corp.	15,000,000	0.230	02/04/15	14,993,771

4	Prime Money Market Fund

SSGA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

General Electric Capital Corp.	40,000,000	0.200	04/15/15	39,970,000
General Electric Capital Corp. (next reset date 12/18/14) (a)	42,000,000	0.203	05/18/15	42,000,000
Nordea Bank AB (c)	50,000,000	0.200	01/22/15	49,985,556
Nordea Bank AB (c)	50,000,000	0.200	02/24/15	49,976,389
Nordea Bank AB (c)	75,000,000	0.200	02/26/15	74,963,750
Nordea Bank AB (c)	25,000,000	0.200	02/26/15	24,989,427
Skandinaviska Enskilda Banken AB (c)	50,000,000	0.200	02/04/15	49,981,944
Skandinaviska Enskilda Banken AB (c)	50,000,000	0.200	02/20/15	49,977,500
Skandinaviska Enskilda Banken AB (c)	75,000,000	0.240	03/02/15	74,954,500
Skandinaviska Enskilda Banken AB (c)	25,000,000	0.200	03/05/15	24,986,944
Standard Chartered Bank (c)	75,000,000	0.180	02/05/15	74,975,250
Sumitomo Mitsui Banking Corp. (c)	125,000,000	0.220	02/03/15	124,951,111
Swedbank AB	50,000,000	0.230	01/07/15	49,988,181
Swedbank AB	125,000,000	0.230	02/06/15	124,946,493
Swedbank AB	35,000,000	0.190	02/25/15	34,984,114
Swedbank AB	25,000,000	0.185	03/16/15	24,986,510
Toyota Motor Credit Corp.	22,000,000	0.200	01/08/15	21,995,356
Toyota Motor Credit Corp.	50,000,000	0.200	04/20/15	49,961,111
Westpac Banking Corp. (next reset date 12/04/14) (a)(c)	30,000,000	0.226	03/04/15	29,999,740
Westpac Banking Corp. (next reset date 12/15/14) (a)(c)	40,000,000	0.223	01/13/15	40,000,000

Total Financial Company Commercial Paper (amortized cost $1,448,391,987)				1,448,391,987

Other Notes - 9.0%
JPMorgan Chase Bank NA (next reset date 01/22/15) (a)	35,000,000	0.352	12/22/15	35,000,000
JPMorgan Chase Bank NA (next reset date 12/08/14) (a)	60,000,000	0.353	12/07/15	60,000,000
Lloyds Bank PLC	100,000,000	0.050	12/01/14	100,000,000
Natixis	181,044,000	0.070	12/01/14	181,044,000
Royal Bank of Canada (next reset date 01/07/15) (a)(b)	35,000,000	0.322	12/07/15	35,000,000
Svenska Handelsbanken AB (next reset date 12/29/14) (a)(c)	40,000,000	0.306	04/27/15	40,000,000
Wells Fargo Bank NA (next reset date 12/10/14) (a)	35,000,000	0.324	12/10/15	35,000,000
Wells Fargo Bank NA (next reset date 12/22/14) (a)	58,000,000	0.325	12/18/15	58,000,000

Total Other Notes (amortized cost $544,044,000)				544,044,000

Total Investments - 70.5% (amortized cost $4,240,437,971)				4,240,437,971

Repurchase Agreements - 29.5%
Treasury Repurchase Agreements - 28.3%
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $1,700,000,000 dated November 28, 2014 at 0.070% to be repurchased at $1,700,009,917 on December 1, 2014, collateralized by: $1,565,517,700 par various United States Government Treasury Obligations valued at $1,700,009,974. (identified cost $1,700,000,000)				1,700,000,000

Prime Money Market Fund	5

SSGA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Value $

Other Repurchase Agreements - 1.2%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000,000 dated November 28, 2014 at 0.050% to be repurchased at $50,002,083 on December 1, 2014, collateralized by: $58,022,854 par various Corporate Bonds and United States Government Treasury Obligations valued at $52,328,128.	50,000,000
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated November 28, 2014 at 0.355% to be repurchased at $25,005,177 on December 19, 2014, collateralized by: $118,624,380 par various Asset-Backed/Mortgage Backed Securities valued at $27,000,375.	25,000,000

Total Other Repurchase Agreements (identified cost $75,000,000)	75,000,000

Total Repurchase Agreement (identified cost $1,775,000,000)	1,775,000,000

Total Investments and Repurchase Agreements - 100.0% (d) (cost $6,015,437,971) (e)	6,015,437,971

Other Assets and Liabilities, Net - (0.0)% (f)	(1,224,904)

Net Assets - 100.0%	6,014,213,067

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Security exempt from registration under Rule 144A. These securities, which represent 3.91% of net assets as of November 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $884,675,493 or 14.6% of net assets as of November 30, 2014.
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Quarterly Report).
(e)	The identified cost for Federal income tax purposes
(f)	Less than 0.05% of net assets

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

Categories	% of Net Assets

Certificates of Deposit	37.4
Financial Company Commercial Paper	24.1
Other Notes	9.0
Repurchase Agreements	29.5

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(0.0	)*

	100.0

*	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

6	Prime Money Market Fund

SSGA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2014 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of the series and classes, all of which have the same rights and privileges, including the same voting rights, as listed in the table below. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The following table details the Trust’s effective series and related classes of shares. Only those funds (the “Funds”) which appear on the front cover are included in this Quarterly Report, the other funds are included in separate Quarterly Reports.

Fund	Classes	Commencement of Operations:
SSGA Money Market Fund	Class N	May 2, 1998
SSGA U.S. Government Money Market Fund	Class N	March 1, 1991
SSGA Prime Money Market Fund	Class N	February 22, 1994
SSGA U.S. Treasury Money Market Fund	Class N	December 1, 1993
SSGA High Yield Bond Fund	Class N Class A Class C Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Enhanced Small Cap Fund	Class N Class A Class C Class I Class K	March 22, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Dynamic Small Cap Fund	Class N Class A Class C Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA IAM SHARES Fund	Class N	June 2, 1999
SSGA Clarion Real Estate Fund	Class N Class A Class C Class I Class K	April 29, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA S&P 500 Index Fund	Class N	December 30, 1992
SSGA Emerging Markets Fund	Class N Select Class[1] Class A Class C Class I Class K	March 1, 1994 November 28, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA International Stock Selection Fund	Class N Class A Class C Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

[1]

Select Class shares of the SSGA Emerging Markets Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Trust or State Street Global Markets, LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets, LLC with respect to investments of its accounts in the Select Class.

Notes to Quarterly Report	7

SSGA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

The SSGA Money Market Fund, SSGA U.S. Treasury Money Market Fund, SSGA Prime Money Market Fund and SSGA U.S. Government Money Market Fund are each considered to be money market funds pursuant to Rule 2a-7 under the 1940 Act (the “Money Market Funds”). It is the policy of the Money Market Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Money Market Funds will be able to maintain a stable net asset value per share.

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Recent Regulatory Action

In June 2014, the FASB issued guidance to improve the financial reporting of repurchase agreements and other similar repurchase financing transactions. The guidance will require expanded disclosure for entities that enter into repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

On July 23, 2014, the SEC adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

8	Notes to Quarterly Report

SSGA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	U.S. Treasury Money Market Fund	Prime Money Market Fund

Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	7,049,453,396	6,015,437,971
Level 3 — Significant Unobservable Inputs	—	—

Total Investments	$7,049,453,396	$6,015,437,971

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Portfolios’ investments by category.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period.

As of the period ended November 30, 2014, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or (for SSGA Prime Money Market Fund only) Government Agency securities, but the underlying securities on the SSGA Prime Money Market Fund may consist of other securities such as common stock, corporate bonds and exchange traded funds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off

Notes to Quarterly Report	9

SSGA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. Master Repurchase Agreements generally allow netting upon insolvency of either party, but do not allow netting across transactions with the same counterparty. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

The SSGA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSGA Prime Money Market Fund. As of November 30, 2014, $18,081,232 or 0.30% of the shares outstanding represents the investments of other Funds of the Trust not presented herein.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

10	Notes to Quarterly Report

SSGA

Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2014 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	11

Quarterly Report

30 November 2014

SSGA Funds

MONEY MARKET FUNDS

Money Market Fund

U.S. Government Money Market Fund

SSGA Funds

Money Market Funds

Quarterly Report

November 30, 2014 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA

Money Market Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Certificates of Deposit - 38.9%
Bank of America NA	32,000,000	0.230	01/23/15	32,000,000
Bank of Montreal	39,000,000	0.170	02/03/15	39,000,000
Bank of Montreal	10,000,000	0.170	02/10/15	10,000,000
Bank of Montreal	20,000,000	0.180	03/12/15	20,000,000
Bank of Montreal (next reset date 12/18/14) (a)	40,000,000	0.273	05/15/15	40,000,000
Bank of Nova Scotia (next reset date 12/08/14) (a)	55,000,000	0.286	05/06/15	55,000,000
Bank of Nova Scotia (next reset date 12/10/14) (a)	35,000,000	0.226	08/07/15	35,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.200	02/04/15	50,000,000
Bank of Tokyo - Mitsubishi	55,000,000	0.200	03/16/15	55,000,000
Barclays Bank (next reset date 12/09/14) (a)	40,000,000	0.332	04/01/15	40,000,000
Barclays Bank (next reset date 12/29/14) (a)	55,000,000	0.375	06/25/15	55,000,000
BNP Paribas	75,000,000	0.240	03/04/15	75,000,000
Canadian Imperial Bank of Commerce	20,000,000	0.200	04/20/15	20,000,000
Citibank NA	25,000,000	0.200	01/06/15	25,000,000
Citibank NA	75,000,000	0.230	01/26/15	75,000,000
Credit Suisse	55,000,000	0.230	01/07/15	55,000,000
ING Bank NV	40,000,000	0.310	02/27/15	40,000,000
ING Bank NV	40,000,000	0.320	03/02/15	40,000,000
Norinchukin Bank	50,000,000	0.230	01/26/15	50,000,000
Rabobank Nederland NV	27,000,000	0.210	01/08/15	27,000,000
Rabobank Nederland NV	25,000,000	0.220	03/13/15	25,000,000
Royal Bank of Canada (next reset date 12/22/14) (a)	11,000,000	0.225	05/20/15	11,000,000
Standard Chartered Bank	20,000,000	0.170	01/20/15	20,000,000
Sumitomo Mitsui Banking Corp.	25,000,000	0.220	01/22/15	25,000,000
Sumitomo Mitsui Banking Corp.	35,000,000	0.220	03/12/15	35,000,000
Svenska Handelsbanken AB	50,000,000	0.195	02/02/15	50,000,437
Toronto Dominion Bank	50,000,000	0.200	01/13/15	50,000,000
Toronto Dominion Bank	50,000,000	0.200	01/15/15	50,000,000
Toronto Dominion Bank	50,000,000	0.200	03/03/15	50,000,000
UBS AG	30,000,000	0.220	02/06/15	30,000,000
UBS AG (next reset date 12/05/14) (a)	105,000,000	0.266	03/05/15	105,000,000
Wells Fargo Bank NA	50,000,000	0.230	03/03/15	50,000,000
Westpac Banking Corp. (next reset date 01/26/15) (a)	15,000,000	0.243	04/24/15	15,000,000
Westpac Banking Corp. (next reset date 12/16/14) (a)	10,000,000	0.225	01/16/15	10,000,000
Westpac Banking Corp. (next reset date 12/16/14) (a)	20,000,000	0.225	03/16/15	20,000,609

Total Certificates of Deposit (amortized cost $1,384,001,046)				1,384,001,046

Financial Company Commercial Paper - 21.1%
BNP Paribas	50,000,000	0.300	01/06/15	49,985,000
DBS Bank Ltd. (b)	20,000,000	0.230	01/22/15	19,993,356
DnB Bank ASA (b)	50,000,000	0.215	01/20/15	49,985,070
DnB Bank ASA (b)	50,000,000	0.200	01/21/15	49,985,833
DnB Bank ASA (b)	25,000,000	0.190	01/23/15	24,993,007
General Electric Capital Corp.	10,000,000	0.230	02/04/15	9,995,847
General Electric Capital Corp. (next reset date 12/18/14) (a)	27,000,000	0.203	05/18/15	27,000,000
Nordea Bank AB (b)	75,000,000	0.200	01/22/15	74,978,333
Nordea Bank AB (b)	25,000,000	0.200	02/24/15	24,988,194
Nordea Bank AB (b)	17,000,000	0.175	02/26/15	16,992,810
Skandinaviska Enskilda Banken AB (b)	65,000,000	0.200	02/20/15	64,970,750
Societe Generale	25,000,000	0.230	02/05/15	24,989,458

Money Market Fund	1

SSGA

Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Societe Generale	25,000,000	0.230	02/10/15	24,988,660
Societe Generale (b)	25,000,000	0.240	03/03/15	24,984,667
Standard Chartered Bank (b)	60,000,000	0.180	02/05/15	59,980,200
Sumitomo Mitsui Banking Corp. (b)	50,000,000	0.220	01/09/15	49,988,083
Svenska Handelsbanken AB (b)	25,000,000	0.205	01/26/15	24,992,028
Svenska Handelsbanken AB (b)	25,000,000	0.215	01/26/15	24,991,639
Swedbank AB	20,000,000	0.230	01/08/15	19,995,145
Swedbank AB	25,000,000	0.230	02/06/15	24,989,299
Swedbank AB	25,000,000	0.185	03/16/15	24,986,510
Toyota Motor Credit Corp.	14,000,000	0.200	01/08/15	13,997,044
Westpac Banking Corp. (next reset date 12/15/14) (a)(b)	20,000,000	0.223	01/13/15	20,000,000

Total Financial Company Commercial Paper (amortized cost $752,750,933)				752,750,933

Other Notes - 11.0%
Bank of America NA	29,000,000	0.230	02/19/15	29,000,000
JPMorgan Chase Bank NA (next reset date 01/22/15) (a)	30,000,000	0.352	12/22/15	30,000,000
JPMorgan Chase Bank NA (next reset date 12/08/14) (a)	44,500,000	0.353	12/07/15	44,500,000
Lloyds Bank PLC	80,000,000	0.050	12/01/14	80,000,000
Natixis	100,648,000	0.070	12/01/14	100,648,000
Royal Bank of Canada (next reset date 01/07/15) (a)(b)	25,000,000	0.322	12/07/15	25,000,000
Svenska Handelsbanken AB (next reset date 12/29/14) (a)(b)	25,000,000	0.306	05/26/15	25,000,000
Wells Fargo Bank NA (next reset date 12/10/14) (a)	25,000,000	0.324	12/10/15	25,000,000
Wells Fargo Bank NA (next reset date 12/22/14) (a)	33,000,000	0.325	12/18/15	33,000,000

Total Other Notes (amortized cost $392,148,000)				392,148,000

Total Investments - 71.0% (amortized cost $2,528,899,979)				2,528,899,979

Repurchase Agreements - 29.0%
Treasury Repurchase Agreements - 26.2%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $10,000,000 dated November 28, 2014 at 0.050% to be repurchased at $10,000,417 on December 1, 2014, collateralized by: $8,027,000 par various United States Government Treasury Obligations valued at $10,202,292.				10,000,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $925,000,000 dated November 28, 2014 at 0.070% to be repurchased at $925,005,396 on December 1, 2014, collateralized by: $852,399,900 par various United States Government Treasury Obligations valued at $925,005,482.				925,000,000

Total Treasury Repurchase Agreements (identified cost $935,000,000)				935,000,000

Other Repurchase Agreements - 2.8%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated November 28, 2014 at 0.680% to be repurchased at $25,001,417 on December 1, 2014, collateralized by: $49,029,986 par various Exchange Traded Funds and United States Government Treasury Obligations valued at $25,504,515.				25,000,000

2	Money Market Fund

SSGA

Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Value $
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated November 28, 2014 at 0.450% to be repurchased at $25,000,938 on December 1, 2014, collateralized by: $23,691,635 par various Common Stocks or Exchange Traded Funds and United States Government National Mortgage Association valued at $25,638,888.	25,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated November 28, 2014 at 0.510% to be repurchased at $25,001,063 on December 1, 2014, collateralized by: $23,691,635 par various Common Stocks or Exchange Traded Funds and United States Government National Mortgage Association valued at $25,638,888.	25,000,000
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 November 28, 2014 at 0.355% to be repurchased at $25,005,206 on December 19, 2014, collateralized by: $25,431,508 par various Corporate Bonds valued at $27,003,624.	25,000,000

Total Other Repurchase Agreements (identified cost $100,000,000)	100,000,000

Total Repurchase Agreements (identified cost $1,035,000,000)	1,035,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $3,563,899,979) (d)	3,563,899,979

Other Assets and Liabilities, Net - (0.0)% (e)	(581,877)

Net Assets - 100.0%	3,563,318,102

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $581,823,970 or 16.3% of net assets as of November 30, 2014.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(d)	The identified cost for Federal income tax purposes
(e)	Less than 0.05% of net assets

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

Categories	% of Net Assets

Certificates of Deposit	38.9
Financial Company Commercial Paper	21.1
Other Notes	11.0
Repurchase Agreements	29.0

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Money Market Fund	3

SSGA

U.S. Government Money Market Fund

Schedule of Investments — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Government Agency Debt - 71.0%
Federal Farm Credit Bank	20,000,000	0.102	01/15/15	19,997,500
Federal Farm Credit Bank	14,000,000	0.081	04/21/15	13,995,613
Federal Farm Credit Bank (next reset date 12/04/14) (a)	38,750,000	0.101	03/04/15	38,749,461
Federal Home Loan Bank	60,000,000	0.041	01/02/15	59,997,867
Federal Home Loan Bank	12,000,000	0.046	01/07/15	11,999,445
Federal Home Loan Bank	15,000,000	0.048	01/07/15	14,999,275
Federal Home Loan Bank	3,000,000	0.051	01/07/15	2,999,846
Federal Home Loan Bank	16,000,000	0.097	01/07/15	15,998,438
Federal Home Loan Bank	62,000,000	0.100	01/07/15	61,993,755
Federal Home Loan Bank	56,750,000	0.063	01/21/15	56,745,015
Federal Home Loan Bank	45,000,000	0.066	01/28/15	44,995,287
Federal Home Loan Bank	30,000,000	0.069	01/28/15	29,996,762
Federal Home Loan Bank	55,000,000	0.071	01/30/15	54,993,583
Federal Home Loan Bank	20,000,000	0.102	01/30/15	19,996,667
Federal Home Loan Bank	24,800,000	0.102	01/30/15	24,795,867
Federal Home Loan Bank	52,000,000	0.079	02/06/15	51,992,548
Federal Home Loan Bank	50,000,000	0.092	02/06/15	49,991,625
Federal Home Loan Bank	27,000,000	0.094	02/06/15	26,995,377
Federal Home Loan Bank	97,000,000	0.102	02/06/15	96,981,947
Federal Home Loan Bank	10,000,000	0.102	02/11/15	9,998,000
Federal Home Loan Bank	100,000,000	0.098	02/13/15	99,980,267
Federal Home Loan Bank	44,900,000	0.102	02/13/15	44,890,771
Federal Home Loan Bank	45,750,000	0.100	02/18/15	45,740,161
Federal Home Loan Bank	60,750,000	0.107	02/25/15	60,734,762
Federal Home Loan Bank	25,000,000	0.108	03/05/15	24,999,475
Federal Home Loan Bank	52,000,000	0.091	04/24/15	51,981,280
Federal Home Loan Bank	13,000,000	0.093	04/29/15	12,995,050
Federal Home Loan Bank	11,000,000	0.095	04/29/15	10,995,720
Federal Home Loan Bank (next reset date 12/18/14) (a)	57,000,000	0.119	03/18/15	57,000,431
Federal Home Loan Bank (next reset date 12/22/14) (a)	59,000,000	0.100	01/20/15	59,000,000
Federal Home Loan Bank (next reset date 12/22/14) (a)	83,000,000	0.100	01/20/15	82,999,439
Federal Home Loan Mortgage Corp.	19,000,000	0.092	01/05/15	18,998,338
Federal Home Loan Mortgage Corp.	12,000,000	0.041	01/12/15	11,999,440
Federal Home Loan Mortgage Corp.	12,485,000	0.051	01/12/15	12,484,272
Federal Home Loan Mortgage Corp.	28,000,000	0.087	01/12/15	27,997,223
Federal Home Loan Mortgage Corp.	9,000,000	0.097	01/12/15	8,999,003
Federal Home Loan Mortgage Corp.	35,000,000	0.097	01/13/15	34,996,028
Federal Home Loan Mortgage Corp.	8,800,000	0.041	01/16/15	8,799,550
Federal Home Loan Mortgage Corp.	6,000,000	0.087	01/16/15	5,999,348
Federal Home Loan Mortgage Corp.	43,000,000	0.092	01/22/15	42,994,410
Federal Home Loan Mortgage Corp.	37,000,000	0.092	01/23/15	36,995,097
Federal Home Loan Mortgage Corp.	24,750,000	0.097	01/26/15	24,746,343
Federal Home Loan Mortgage Corp.	47,000,000	0.041	01/28/15	46,996,971
Federal Home Loan Mortgage Corp.	12,000,000	0.092	02/02/15	11,998,110
Federal Home Loan Mortgage Corp.	40,000,000	0.090	02/03/15	39,993,600
Federal Home Loan Mortgage Corp.	39,000,000	0.087	02/04/15	38,994,015
Federal Home Loan Mortgage Corp.	40,000,000	0.103	02/10/15	39,992,111
Federal Home Loan Mortgage Corp.	70,900,000	0.091	03/02/15	70,883,870
Federal Home Loan Mortgage Corp.	73,000,000	0.076	03/03/15	73,043,436
Federal Home Loan Mortgage Corp.	16,290,000	0.055	03/12/15	16,287,486
Federal Home Loan Mortgage Corp.	40,800,000	0.070	03/25/15	40,790,956

4	U.S. Government Money Market Fund

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Federal Home Loan Mortgage Corp.	55,650,000	0.071	04/01/15	55,636,907
Federal Home Loan Mortgage Corp.	9,000,000	0.096	04/21/15	8,996,651
Federal Home Loan Mortgage Corp.	11,000,000	0.101	04/24/15	10,995,600
Federal Home Loan Mortgage Corp.	75,000,000	0.091	05/08/15	74,970,375
Federal National Mortgage Assoc.	13,000,000	0.081	12/03/14	12,999,942
Federal National Mortgage Assoc.	10,000,000	0.100	12/10/14	9,999,750
Federal National Mortgage Assoc.	3,000,000	0.051	01/07/15	2,999,846
Federal National Mortgage Assoc.	36,000,000	0.087	01/07/15	35,996,855
Federal National Mortgage Assoc.	46,000,000	0.097	01/14/15	45,994,659
Federal National Mortgage Assoc.	35,000,000	0.097	01/21/15	34,995,290
Federal National Mortgage Assoc.	29,000,000	0.046	02/02/15	28,997,716
Federal National Mortgage Assoc.	12,000,000	0.092	02/02/15	11,998,110
Federal National Mortgage Assoc.	49,000,000	0.097	02/02/15	48,991,854
Federal National Mortgage Assoc.	20,000,000	0.092	02/03/15	19,996,800
Federal National Mortgage Assoc.	35,000,000	0.097	02/04/15	34,993,997
Federal National Mortgage Assoc.	38,000,000	0.094	02/11/15	37,993,046
Federal National Mortgage Assoc.	10,000,000	0.095	02/11/15	9,998,140
Federal National Mortgage Assoc.	25,825,000	0.046	02/17/15	25,822,482
Federal National Mortgage Assoc.	19,000,000	0.051	02/26/15	18,997,704
Federal National Mortgage Assoc.	50,000,000	0.086	04/01/15	49,985,715
Federal National Mortgage Assoc.	40,000,000	0.091	04/02/15	39,987,800
Federal National Mortgage Assoc.	38,000,000	0.064	04/15/15	37,991,022
Federal National Mortgage Assoc.	75,000,000	0.096	04/16/15	74,973,083
Federal National Mortgage Assoc.	77,750,000	0.081	04/22/15	77,725,466
Federal National Mortgage Assoc.	27,000,000	0.071	04/27/15	26,992,283
Federal National Mortgage Assoc. (next reset date 12/29/14) (a)	10,000,000	0.126	02/27/15	10,000,612

Total Government Agency Debt (amortized cost $2,722,552,546)				2,722,552,546

Treasury Debt - 0.5%
U.S. Treasury Note (next reset date 12/01/14) (a) (identified cost $18,994,386)	19,000,000	0.070	01/31/16	18,994,386

Total Investments - 71.5% (amortized cost $2,741,546,932)				2,741,546,932

Repurchase Agreements - 28.5%
Government Agency Repurchase Agreements - 4.6%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon Corp. (Tri-Party) of $40,000,000 dated November 28, 2014 at 0.090% to be repurchased at $40,000,300 on December 1, 2014, collateralized by: $41,002,000 par various United States Government Mortgage Agency Obligations valued at $40,800,393.				40,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $35,000,000 dated November 28, 2014 at 0.090% to be repurchased at $35,000,263 on December 1, 2014, collateralized by: $34,377,454 par various United States Government Mortgage Agency Obligations valued at $35,702,633.				35,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 28, 2014 at 0.080% to be repurchased at $100,000,667 on December 1, 2014, collateralized by: $97,528,000 par various United States Government Mortgage Obligations valued at $102,000,320.				100,000,000

Total Government Agency Repurchase Agreements (identified cost $175,000,000)				175,000,000

U.S. Government Money Market Fund	5

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Value $
Treasury Repurchase Agreements - 23.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 28, 2014 at 0.070% to be repurchased at $100,000,583 on December 1, 2014, collateralized by: $80,932,900 par various United States Government Treasury Obligations valued at $102,000,124.	100,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $71,000,000 dated November 28, 2014 at 0.070% to be repurchased at $71,000,414 on December 1, 2014, collateralized by: $69,859,009 par various United States Government Treasury Obligations valued at $72,420,015.	71,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $75,000,000 dated November 28, 2014 at 0.080% to be repurchased at $75,000,500 on December 1, 2014, collateralized by: $59,992,200 par various United States Government Treasury Obligations valued at $76,500,101.	75,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $250,000,000 dated November 28, 2014 at 0.070% to be repurchased at $250,002,431 on December 3, 2014, collateralized by: $298,478,805 par various United States Government Treasury Obligations valued at $255,000,183.	250,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $46,535,000 dated November 28, 2014 at 0.120% to be repurchased at $46,535,465 on December 1, 2014, collateralized by: $54,013,178 par various United States Government Treasury Obligations valued at $47,465,701.	46,535,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 28, 2014 at 0.080% to be repurchased at $100,000,667 on December 1, 2014, collateralized by: $100,383,100 par various United States Government Treasury Obligations valued at $102,000,066.	100,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $248,000,000 dated November 28, 2014 at 0.080% to be repurchased at $248,001,653 on December 1, 2014, collateralized by: $243,501,900 par various United States Government Treasury Obligations valued at $252,960,068.	248,000,000
Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $27,000,000 dated November 28, 2014 at 0.090% to be repurchased at $27,000,203 on December 1, 2014, collateralized by: $22,558,400 par various United States Government Treasury Obligations valued at $27,540,064.	27,000,000

Total Treasury Repurchase Agreements (identified cost $917,535,000)	917,535,000

Total Repurchase Agreement (identified cost $1,092,535,000)	1,092,535,000

Total Investments and Repurchase Agreements - 100.0% (b) (cost $3,834,081,932) (c)	3,834,081,932

Other Assets and Liabilities, Net - (0.0)% (d)	(212,375)

Net Assets - 100.0%	3,833,869,557

6	U.S. Government Money Market Fund

See accompanying notes which are an integral part of the quarterly report.

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2014 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(c)	The identified cost for Federal income tax purposes
(d)	Less than 0.05% of net assets

Presentation of Portfolio Holdings — November 30, 2014 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	71.0
Treasury Debt	0.5
Repurchase Agreements	28.5

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

U.S. Government Money Market Fund	7

SSGA

Money Market Funds

Notes to Quarterly Report — November 30, 2014 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of the series and classes, all of which have the same rights and privileges, including the same voting rights, as listed in the table below. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The following table details the Trust’s effective series and related classes of shares. Only those funds (the “Funds”) which appear on the front cover are included in this Quarterly Report, the other funds are included in separate Quarterly Reports.

Fund	Classes	Commencement of Operations:
SSGA Money Market Fund	Class N	May 2, 1998
SSGA U.S. Government Money Market Fund	Class N	March 1, 1991
SSGA Prime Money Market Fund	Class N	February 22, 1994
SSGA U.S. Treasury Money Market Fund	Class N	December 1, 1993
SSGA High Yield Bond Fund	Class N Class A Class C Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Enhanced Small Cap Fund	Class N Class A Class C Class I Class K	March 22, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Dynamic Small Cap Fund	Class N Class A Class C Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

SSGA IAM SHARES Fund	Class N	June 2, 1999
SSGA Clarion Real Estate Fund	Class N Class A Class C Class I Class K	April 29, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA S&P 500 Index Fund	Class N	December 30, 1992
SSGA Emerging Markets Fund	Class N Select Class[1] Class A Class C Class I Class K	March 1, 1994 November 28, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

[1]

Select Class shares of the SSGA Emerging Markets Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Trust or State Street Global Markets, LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets, LLC with respect to investments of its accounts in the Select Class.

8	Notes to Quarterly Report

SSGA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
SSGA International Stock Selection Fund	Class N Class A Class C Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

The SSGA Money Market Fund, SSGA U.S. Treasury Money Market Fund, SSGA Prime Money Market Fund and SSGA U.S. Government Money Market Fund are each considered to be money market funds pursuant to Rule 2a-7 under the 1940 Act (the “Money Market Funds”). It is the policy of the Money Market Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Money Market Funds will be able to maintain a stable net asset value per share.

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Recent Regulatory Action

In June 2014, the FASB issued guidance to improve the financial reporting of repurchase agreements and other similar repurchase financing transactions. The guidance will require expanded disclosure for entities that enter into repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

On July 23, 2014, the SEC adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or

Notes to Quarterly Report	9

SSGA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	Money Market Fund	U.S. Government Money Market
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	3,563,899,979	3,834,081,932
Level 3 — Significant Unobservable Inputs	—	—

Total Investments	$3,563,899,979	$3,834,081,932

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Portfolios’ investments by category.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the year.

As of the period ended November 30, 2014, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

10	Notes to Quarterly Report

SSGA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or Government Agency securities, but the underlying securities on the SSGA Money Market Fund may consist of other securities such as common stocks, corporate bonds, and exchange traded funds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. Master Repurchase Agreements generally allow netting upon insolvency of either party, but do not allow netting across transactions with the same counterparty. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedule of Investments.

Notes to Quarterly Report	11

SSGA

Money Market Funds

Shareholder Requests for Additional Information — November 30, 2014 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

12	Shareholder Requests for Additional Information

Quarterly Report

30 November 2014

SSGA Funds

S&P 500 Index Fund

SSGA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2014 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSGA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2014 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of the series and classes, all of which have the same rights and privileges, including the same voting rights, as listed in the table below. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The following table details the Trust’s effective series and related classes of shares. Only the Fund (the “Fund”) which appears on the front cover is included in this Quarterly Report, the other funds are included in separate Quarterly Reports.

Fund	Classes	Commencement of Operations:
SSGA Money Market Fund	Class N	May 2, 1998
SSGA U.S. Government Money Market Fund	Class N	March 1, 1991
SSGA Prime Money Market Fund	Class N	February 22, 1994
SSGA U.S. Treasury Money Market Fund	Class N	December 1, 1993
SSGA High Yield Bond Fund	Class N Class A Class C Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Enhanced Small Cap Fund	Class N Class A Class C Class I Class K	March 22, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Dynamic Small Cap Fund	Class N Class A Class C Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA IAM SHARES Fund	Class N	June 2, 1999
SSGA Clarion Real Estate Fund	Class N Class A Class C Class I Class K	April 29, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA S&P 500 Index Fund	Class N	December 30, 1992
SSGA Emerging Markets Fund	Class N Select Class[1] Class A Class C Class I Class K	March 1, 1994 November 28, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

[1]

Select Class shares of the Emerging Markets Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

Notes to Quarterly Report	1

SSGA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
SSGA International Stock Selection Fund	Class N Class A Class C Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Certain Funds are part of a master-feeder investment structure (“Feeder Fund”) and invest all of their investable assets in interests/shares of their respective master portfolio (“Master Fund”) as reflected in the table below. The investment objective and policies of each Master Fund are substantially similar to those of its respective Feeder Fund. The value of each Feeder Fund’s investment in its respective Master Fund reflects the Feeder Fund’s proportionate interest in the net assets of that Master Fund. The performance of each Feeder Fund is directly affected by the performance of its respective Master Fund. The financial statements of the Master Fund, including its Portfolios of Investments, are attached to this report and should be read in conjunction with the Feeder Fund’s financial statements.

Feeder Fund	% Investment in Master	Master Fund
SSGA S&P 500 Index Fund	54.95%	State Street Equity 500 Index Portfolio*

*	A series of the State Street Master Funds

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

2	Notes to Quarterly Report

SSGA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Fund and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Fund’s calculation of NAVs when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Notes to Quarterly Report	3

SSGA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2014 (Unaudited)

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The levels associated with valuing the Master’s investments for the period ended November 30, 2014 were Level 1 and Level 2.

Investment Income

The Fund records daily it proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4	Notes to Quarterly Report

SSGA

S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.ssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	5

State Street Equity 500 Index Portfolio

Portfolio of Investments — November 30, 2014 (Unaudited)

	Shares	Value

Common Stocks - 97.2%
Consumer Discretionary - 11.6%
Amazon.com, Inc. (a)	56,902	$19,269,293
AutoNation, Inc. (a)	12,469	741,157
AutoZone, Inc. (a)	4,988	2,881,617
Bed Bath & Beyond, Inc. (a)	31,630	2,320,693
Best Buy Co., Inc.	41,213	1,624,204
BorgWarner, Inc.	36,423	2,060,085
Cablevision Systems Corp.	30,812	626,100
CarMax, Inc. (a)	32,197	1,834,585
Carnival Corp.	65,249	2,881,396
CBS Corp. (Class B)	72,993	4,005,856
Chipotle Mexican Grill, Inc. (a)	4,614	3,061,943
Coach, Inc.	38,800	1,440,256
Comcast Corp. (Class A)	389,465	22,215,084
D.R. Horton, Inc.	50,179	1,279,063
Darden Restaurants, Inc.	17,817	1,015,391
Delphi Automotive PLC	43,681	3,186,529
DIRECTV (a)	76,375	6,698,851
Discovery Communications, Inc. (Class A) (a)	21,597	753,735
Discovery Communications, Inc. (Class C) (a)	39,797	1,353,496
Dollar General Corp. (a)	44,487	2,969,062
Dollar Tree, Inc. (a)	30,293	2,070,829
Expedia, Inc.	15,023	1,308,654
Family Dollar Stores, Inc.	13,465	1,064,408
Ford Motor Co.	589,560	9,273,779
Fossil Group, Inc. (a)	7,617	850,971
GameStop Corp. (Class A)	16,878	638,157
Gannett Co., Inc.	34,252	1,114,903
Gap, Inc.	44,764	1,772,654
Garmin Ltd.	19,560	1,120,788
General Motors Co.	206,677	6,909,212
Genuine Parts Co.	24,420	2,509,888
Goodyear Tire & Rubber Co.	40,813	1,118,684
H&R Block, Inc.	45,551	1,532,336
Harley-Davidson, Inc.	30,985	2,159,035
Harman International Industries, Inc.	10,405	1,129,255
Hasbro, Inc.	15,428	913,338
Home Depot, Inc.	201,910	20,069,854
Interpublic Group of Cos., Inc.	62,228	1,262,606
Johnson Controls, Inc.	102,206	5,110,300
Kohl’s Corp.	29,888	1,781,923
L Brands, Inc.	36,546	2,956,571
Leggett & Platt, Inc.	20,944	881,533
Lennar Corp. (Class A)	26,425	1,248,317
Lowe’s Cos., Inc.	150,012	9,575,266
Macy’s, Inc.	53,161	3,450,680
Marriott International, Inc. (Class A)	33,797	2,662,866
Mattel, Inc.	47,843	1,509,447
McDonald’s Corp.	147,715	14,300,289
Michael Kors Holdings, Ltd. (a)	29,886	2,292,555

	Shares	Value

Mohawk Industries, Inc. (a)	8,569	$1,316,113
Netflix, Inc. (a)	8,828	3,059,697
Newell Rubbermaid, Inc.	41,451	1,505,086
News Corp. (Class A) (a)	69,414	1,077,305
NIKE, Inc. (Class B)	105,051	10,430,514
Nordstrom, Inc.	20,456	1,562,020
O’Reilly Automotive, Inc. (a)	15,320	2,799,577
Omnicom Group, Inc.	38,550	2,978,758
PetSmart, Inc.	14,973	1,179,273
Priceline Group, Inc. (a)	7,908	9,174,782
PulteGroup, Inc.	47,343	1,024,029
PVH Corp.	12,451	1,583,020
Ralph Lauren Corp.	9,236	1,707,736
Ross Stores, Inc.	31,072	2,842,467
Scripps Networks Interactive, Inc. (Class A)	15,263	1,193,109
Staples, Inc.	95,234	1,338,990
Starbucks Corp.	114,546	9,302,281
Starwood Hotels & Resorts Worldwide, Inc.	29,944	2,365,576
Target Corp.	95,444	7,062,856
Tiffany & Co.	16,081	1,735,462
Time Warner Cable, Inc.	42,574	6,355,447
Time Warner, Inc.	127,580	10,859,610
TJX Cos., Inc.	105,275	6,964,994
Tractor Supply Co.	19,474	1,498,135
TripAdvisor, Inc. (a)	15,715	1,157,410
Twenty-First Century Fox, Inc.	285,609	10,510,411
Under Armour, Inc. (Class A) (a)	25,076	1,817,759
Urban Outfitters, Inc. (a)	15,839	511,916
V.F. Corp.	53,528	4,023,700
Viacom, Inc. (Class B)	57,541	4,351,826
Walt Disney Co.	236,793	21,905,720
Whirlpool Corp.	12,459	2,319,492
Wyndham Worldwide Corp.	19,646	1,637,691
Wynn Resorts, Ltd.	11,859	2,118,136
Yum! Brands, Inc.	67,990	5,252,227

		331,330,619

Consumer Staples - 9.6%
Altria Group, Inc.	298,270	14,991,050
Archer-Daniels-Midland Co.	97,392	5,130,611
Avon Products, Inc.	58,558	572,697
Brown-Forman Corp. (Class B)	24,161	2,344,825
Campbell Soup Co.	24,983	1,131,230
Clorox Co.	19,379	1,969,294
Coca-Cola Co.	591,322	26,508,965
Coca-Cola Enterprises, Inc.	35,313	1,551,653
Colgate-Palmolive Co.	130,379	9,073,075
ConAgra Foods, Inc.	66,051	2,412,183
Constellation Brands, Inc. (Class A) (a)	24,776	2,388,406
Costco Wholesale Corp.	66,834	9,498,448
CVS Health Corp.	174,027	15,899,107
Dr. Pepper Snapple Group, Inc.	28,303	2,094,422

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2014 (Unaudited)

	Shares	Value

Estee Lauder Cos., Inc. (Class A)	32,763	$2,429,049
General Mills, Inc.	94,522	4,986,035
Hershey Co.	23,615	2,368,112
Hormel Foods Corp.	18,349	973,965
J.M. Smucker Co.	14,855	1,523,677
Kellogg Co.	40,207	2,663,714
Keurig Green Mountain, Inc.	18,089	2,571,170
Kimberly-Clark Corp.	57,473	6,700,777
Kraft Foods Group, Inc.	90,751	5,460,488
Kroger Co.	72,855	4,359,643
Lorillard, Inc.	53,128	3,354,502
McCormick & Co., Inc.	17,961	1,335,041
Mead Johnson Nutrition Co.	30,568	3,174,181
Molson Coors Brewing Co. (Class B)	23,509	1,818,421
Mondelez International, Inc. (Class A)	255,894	10,031,045
Monster Beverage Corp. (a)	21,547	2,416,496
PepsiCo, Inc.	226,738	22,696,474
Philip Morris International, Inc.	234,187	20,357,876
Procter & Gamble Co.	407,961	36,891,913
Reynolds American, Inc.	45,070	2,970,564
Safeway, Inc.	32,165	1,120,629
Sysco Corp.	87,335	3,516,107
Tyson Foods, Inc. (Class A)	44,691	1,892,217
Wal-Mart Stores, Inc.	236,999	20,746,892
Walgreen Co.	133,713	9,174,049
Whole Foods Market, Inc.	51,987	2,548,923

		273,647,926

Energy - 8.2%
Anadarko Petroleum Corp.	77,544	6,137,608
Apache Corp.	56,370	3,612,753
Baker Hughes, Inc.	64,694	3,687,558
Cabot Oil & Gas Corp.	65,622	2,168,151
Cameron International Corp. (a)	30,467	1,562,348
Chesapeake Energy Corp.	78,594	1,592,314
Chevron Corp. (b)	286,234	31,162,296
Cimarex Energy Co.	13,242	1,389,748
ConocoPhillips	185,103	12,229,755
CONSOL Energy, Inc.	32,173	1,258,929
Denbury Resources, Inc.	53,229	439,672
Devon Energy Corp.	59,550	3,511,663
Diamond Offshore Drilling, Inc.	9,954	292,349
Ensco PLC (Class A)	32,889	1,111,648
EOG Resources, Inc.	83,263	7,220,567
EQT Corp.	22,243	2,023,668
ExxonMobil Corp. (b)	641,572	58,087,929
FMC Technologies, Inc. (a)	33,409	1,595,948
Halliburton Co.	130,167	5,493,047
Helmerich & Payne, Inc.	14,974	1,041,442
Hess Corp.	38,344	2,796,428
Kinder Morgan, Inc.	254,976	10,543,258
Marathon Oil Corp.	99,689	2,883,006
Marathon Petroleum Corp.	43,801	3,946,032

	Shares	Value

Murphy Oil Corp.	24,962	$1,208,660
Nabors Industries, Ltd.	41,720	547,366
National Oilwell Varco, Inc.	66,641	4,467,613
Newfield Exploration Co. (a)	20,685	563,253
Noble Corp. PLC	37,996	683,548
Noble Energy, Inc.	52,295	2,571,868
Occidental Petroleum Corp.	117,635	9,383,744
ONEOK, Inc.	31,504	1,706,257
Phillips 66	85,692	6,257,230
Pioneer Natural Resources Co.	21,224	3,039,914
QEP Resources, Inc.	27,323	558,482
Range Resources Corp.	24,841	1,630,812
Schlumberger, Ltd.	195,272	16,783,628
Southwestern Energy Co. (a)	51,844	1,668,340
Spectra Energy Corp.	104,141	3,944,861
Tesoro Corp.	20,049	1,536,154
Transocean, Ltd.	47,690	1,001,967
Valero Energy Corp.	78,586	3,820,065
Williams Cos., Inc. (The)	102,610	5,310,067

		232,471,946

Financials - 15.9%
ACE, Ltd.	49,767	5,690,359
Affiliated Managers Group, Inc. (a)	7,876	1,603,475
Aflac, Inc.	69,737	4,165,391
Allstate Corp.	63,967	4,359,351
American Express Co.	136,052	12,573,926
American International Group, Inc.	215,932	11,833,074
American Tower Corp. REIT	59,682	6,267,207
Ameriprise Financial, Inc.	27,963	3,684,685
Aon PLC	42,882	3,966,156
Apartment Investment & Management Co. (Class A) REIT	19,865	739,971
Assurant, Inc.	10,846	733,081
AvalonBay Communities, Inc. REIT	19,529	3,140,068
Bank of America Corp.	1,590,166	27,096,429
Bank of New York Mellon Corp.	172,691	6,912,821
BB&T Corp.	105,739	3,974,729
Berkshire Hathaway, Inc. (Class B) (a)	274,619	40,833,099
BlackRock, Inc.	19,418	6,972,615
Boston Properties, Inc. REIT	22,821	2,958,514
Capital One Financial Corp.	85,268	7,094,298
CBRE Group, Inc. (a)	42,908	1,447,716
Charles Schwab Corp.	172,289	4,879,225
Chubb Corp.	35,896	3,699,083
Cincinnati Financial Corp.	20,005	1,019,255
Citigroup, Inc.	454,193	24,512,796
CME Group, Inc.	49,092	4,155,147
Comerica, Inc.	25,917	1,207,991
Crown Castle International Corp. REIT	51,842	4,307,552

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2014 (Unaudited)

	Shares	Value

Discover Financial Services	68,377	$4,482,112
E*TRADE Financial Corp. (a)	38,889	887,058
Equity Residential REIT	56,238	3,983,900
Essex Property Trust, Inc. REIT	9,555	1,934,028
Fifth Third Bancorp	122,654	2,467,798
Franklin Resources, Inc.	57,851	3,289,408
General Growth Properties, Inc. REIT	91,342	2,444,312
Genworth Financial, Inc. (Class A) (a)	71,189	647,108
Goldman Sachs Group, Inc.	62,188	11,716,841
Hartford Financial Services Group, Inc.	70,630	2,917,019
HCP, Inc. REIT	67,077	3,005,050
Health Care REIT, Inc.	47,181	3,475,352
Host Hotels & Resorts, Inc. REIT	113,659	2,641,435
Hudson City Bancorp, Inc.	66,376	649,821
Huntington Bancshares, Inc.	122,865	1,242,165
Intercontinental Exchange, Inc.	17,525	3,960,475
Invesco Ltd.	62,489	2,522,056
Iron Mountain, Inc. REIT	33,274	1,264,745
J.P. Morgan Chase & Co.	566,872	34,103,020
KeyCorp	128,679	1,737,167
Kimco Realty Corp. REIT	57,616	1,466,327
Legg Mason, Inc.	15,615	886,151
Leucadia National Corp.	47,809	1,105,822
Lincoln National Corp.	37,210	2,107,202
Loews Corp.	48,012	1,999,220
M&T Bank Corp.	19,334	2,436,471
Marsh & McLennan Cos., Inc.	79,934	4,523,465
McGraw Hill Financial, Inc.	40,298	3,766,251
MetLife, Inc.	170,726	9,494,073
Moody’s Corp.	27,234	2,750,906
Morgan Stanley	231,955	8,160,177
NASDAQ OMX Group, Inc.	15,925	715,192
Navient Corp.	59,941	1,256,363
Northern Trust Corp.	35,310	2,391,546
People’s United Financial, Inc.	49,334	729,157
Plum Creek Timber Co., Inc. REIT	27,186	1,133,112
PNC Financial Services Group, Inc.	82,842	7,246,190
Principal Financial Group, Inc.	40,326	2,148,166
Progressive Corp.	85,852	2,338,608
ProLogis, Inc. REIT	74,347	3,143,391
Prudential Financial, Inc.	70,037	5,951,744
Public Storage, Inc. REIT	21,452	4,025,039
Regions Financial Corp.	195,943	1,973,146
Simon Property Group, Inc. REIT	47,435	8,576,248
State Street Corp. (c)	62,947	4,829,923
SunTrust Banks, Inc.	78,882	3,099,274
T. Rowe Price Group, Inc.	38,320	3,198,570
The Macerich Co. REIT	20,945	1,656,331
Torchmark Corp.	19,384	1,041,890
Travelers Cos., Inc.	51,098	5,337,186

	Shares	Value

U.S. Bancorp	271,630	$12,006,046
Unum Group	35,424	1,176,785
Ventas, Inc. REIT	43,103	3,084,020
Vornado Realty Trust REIT	25,546	2,849,912
Wells Fargo & Co.	715,646	38,988,394
Weyerhaeuser Co. REIT	81,681	2,884,156
XL Group PLC	38,920	1,382,438
Zions Bancorporation	31,258	877,099

		451,934,875

Health Care - 14.0%
Abbott Laboratories	227,959	10,146,455
AbbVie, Inc.	241,063	16,681,560
Actavis PLC (a)	39,869	10,788,950
Aetna, Inc.	52,415	4,572,685
Agilent Technologies, Inc.	52,075	2,225,685
Alexion Pharmaceuticals, Inc. (a)	29,427	5,735,322
Allergan, Inc.	45,014	9,628,044
AmerisourceBergen Corp.	33,552	3,054,910
Amgen, Inc.	114,091	18,860,383
Baxter International, Inc.	82,545	6,025,785
Becton Dickinson and Co.	28,992	4,068,447
Biogen Idec, Inc. (a)	35,547	10,937,456
Boston Scientific Corp. (a)	208,377	2,681,812
Bristol-Myers Squibb Co.	251,212	14,834,069
C.R. Bard, Inc.	11,162	1,867,961
Cardinal Health, Inc.	52,424	4,308,729
CareFusion Corp. (a)	29,322	1,734,983
Celgene Corp. (a)	120,365	13,684,297
Cerner Corp. (a)	47,263	3,043,737
CIGNA Corp.	39,811	4,096,154
Covidien PLC	66,813	6,748,113
DaVita HealthCare Partners, Inc. (a)	26,572	2,033,555
DENTSPLY International, Inc.	20,166	1,108,727
Edwards Lifesciences Corp. (a)	16,445	2,132,588
Eli Lilly & Co.	149,057	10,153,763
Express Scripts Holding Co. (a)	111,647	9,283,448
Gilead Sciences, Inc. (a)	228,746	22,947,799
Hospira, Inc. (a)	25,017	1,492,014
Humana, Inc.	22,917	3,161,858
Intuitive Surgical, Inc. (a)	5,452	2,822,882
Johnson & Johnson	424,641	45,967,388
Laboratory Corp. of America Holdings (a)	13,347	1,396,630
Mallinckrodt PLC (a)	16,400	1,512,408
McKesson Corp.	34,731	7,319,906
Medtronic, Inc.	148,410	10,963,047
Merck & Co., Inc.	432,098	26,098,719
Mylan, Inc. (a)	54,707	3,206,377
Patterson Cos., Inc.	11,159	537,641
PerkinElmer, Inc.	16,632	756,257
Perrigo Co. PLC	20,814	3,334,195
Pfizer, Inc.	958,648	29,861,885
Quest Diagnostics, Inc.	22,158	1,447,139

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2014 (Unaudited)

	Shares	Value

Regeneron Pharmaceuticals, Inc. (a)	11,458	$4,767,788
St. Jude Medical, Inc.	44,053	2,993,842
Stryker Corp.	43,695	4,059,702
Tenet Healthcare Corp. (a)	13,452	646,369
Thermo Fisher Scientific, Inc.	60,512	7,823,596
UnitedHealth Group, Inc.	146,122	14,412,013
Universal Health Services, Inc.	13,300	1,391,446
Varian Medical Systems, Inc. (a)	15,631	1,383,500
Vertex Pharmaceuticals, Inc. (a)	36,648	4,320,066
Waters Corp. (a)	11,915	1,380,948
WellPoint, Inc.	42,119	5,387,441
Zimmer Holdings, Inc.	24,627	2,765,366
Zoetis, Inc.	73,528	3,303,613

		397,899,453

Industrials - 10.1%
3M Co.	97,443	15,599,650
ADT Corp.	25,056	875,457
Allegion PLC	12,837	691,272
AMETEK, Inc.	37,101	1,890,667
Boeing Co.	100,924	13,560,149
C.H. Robinson Worldwide, Inc.	22,382	1,650,449
Caterpillar, Inc.	93,855	9,441,813
Cintas Corp.	15,222	1,113,489
CSX Corp.	148,359	5,413,620
Cummins, Inc.	26,444	3,850,775
Danaher Corp.	93,178	7,785,954
Deere & Co.	53,954	4,673,495
Delta Air Lines, Inc.	125,066	5,836,830
Dover Corp.	24,145	1,858,924
Dun & Bradstreet Corp.	6,145	780,108
Eaton Corp. PLC	70,299	4,768,381
Emerson Electric Co.	103,469	6,596,149
Equifax, Inc.	17,295	1,375,817
Expeditors International of Washington, Inc.	29,444	1,378,568
Fastenal Co.	44,042	1,990,698
FedEx Corp.	40,350	7,189,563
Flowserve Corp.	18,955	1,115,881
Fluor Corp.	22,556	1,398,246
General Dynamics Corp.	48,689	7,077,433
General Electric Co.	1,511,463	40,038,655
Honeywell International, Inc.	118,003	11,690,557
Illinois Tool Works, Inc.	56,071	5,322,820
Ingersoll-Rand PLC	38,516	2,428,819
Jacobs Engineering Group, Inc. (a)	20,157	936,293
Joy Global, Inc.	14,887	730,058
Kansas City Southern	16,704	1,986,774
L-3 Communications Holdings, Inc.	12,465	1,553,139
Lockheed Martin Corp.	41,249	7,901,658
Masco Corp.	49,439	1,196,424

	Shares	Value

Nielsen NV	44,575	$1,861,898
Norfolk Southern Corp.	47,268	5,277,000
Northrop Grumman Corp.	31,686	4,465,508
PACCAR, Inc.	51,735	3,467,280
Pall Corp.	16,107	1,548,044
Parker-Hannifin Corp.	21,814	2,814,660
Pentair PLC	28,991	1,876,008
Pitney Bowes, Inc.	30,921	761,275
Precision Castparts Corp.	21,978	5,228,566
Quanta Services, Inc. (a)	30,293	923,936
Raytheon Co.	47,736	5,093,431
Republic Services, Inc.	41,114	1,628,526
Robert Half International, Inc.	20,374	1,157,039
Rockwell Automation, Inc.	21,779	2,513,514
Rockwell Collins, Inc.	19,500	1,667,835
Roper Industries, Inc.	14,835	2,341,260
Ryder System, Inc.	6,855	654,790
Snap-on, Inc.	7,972	1,078,851
Southwest Airlines Co.	105,927	4,429,867
Stanley Black & Decker, Inc.	24,950	2,356,278
Stericycle, Inc. (a)	12,204	1,573,340
Textron, Inc.	44,906	1,945,328
Tyco International PLC	67,336	2,888,714
Union Pacific Corp.	134,838	15,745,033
United Parcel Service, Inc. (Class B)	106,455	11,701,534
United Rentals, Inc. (a)	14,000	1,586,340
United Technologies Corp.	128,027	14,093,212
W.W. Grainger, Inc.	8,712	2,140,364
Waste Management, Inc.	63,304	3,084,804
Xylem, Inc.	24,834	952,136

		288,554,956

Information Technology - 19.4%
Accenture PLC (Class A)	96,082	8,294,759
Adobe Systems, Inc. (a)	69,813	5,143,822
Akamai Technologies, Inc. (a)	25,034	1,617,447
Alliance Data Systems Corp. (a)	8,304	2,373,864
Altera Corp.	43,754	1,646,025
Amphenol Corp. (Class A)	45,180	2,423,003
Analog Devices, Inc.	46,018	2,514,424
Apple, Inc.	900,164	107,056,504
Applied Materials, Inc.	179,253	4,311,035
Autodesk, Inc. (a)	34,170	2,118,540
Automatic Data Processing, Inc.	73,365	6,282,979
Avago Technologies, Ltd.	38,718	3,616,261
Broadcom Corp. (Class A)	81,235	3,503,666
CA, Inc.	45,959	1,431,623
Cisco Systems, Inc.	768,129	21,231,086
Citrix Systems, Inc. (a)	25,678	1,702,708
Cognizant Technology Solutions Corp. (Class A) (a)	93,627	5,054,922
Computer Sciences Corp.	20,032	1,269,628
Corning, Inc.	191,950	4,034,789
eBay, Inc. (a)	172,158	9,448,031

State Street Equity 500 Index Portfolio	9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2014 (Unaudited)

	Shares	Value

Electronic Arts, Inc. (a)	50,121	$2,201,816
EMC Corp.	306,874	9,313,626
F5 Networks, Inc. (a)	10,559	1,364,117
Facebook, Inc. (Class A) (a)	312,007	24,242,944
Fidelity National Information Services, Inc.	44,886	2,746,574
First Solar, Inc. (a)	11,749	573,351
Fiserv, Inc. (a)	36,442	2,605,239
FLIR Systems, Inc.	20,339	645,356
Google, Inc. (Class A) (a)	43,023	23,623,069
Google, Inc. (Class C) (a)	42,723	23,148,603
Harris Corp.	16,098	1,153,744
Hewlett-Packard Co.	282,863	11,048,629
Intel Corp.	741,520	27,621,620
International Business Machines Corp.	139,047	22,549,252
Intuit, Inc.	41,426	3,888,659
Juniper Networks, Inc.	58,444	1,295,119
KLA-Tencor Corp.	26,573	1,845,229
Lam Research Corp.	24,281	2,006,582
Linear Technology Corp.	35,021	1,612,017
Mastercard, Inc. (Class A)	148,349	12,949,384
Microchip Technology, Inc.	28,206	1,273,501
Micron Technology, Inc. (a)	163,528	5,878,832
Microsoft Corp. (b)	1,239,777	59,273,738
Motorola Solutions, Inc.	33,022	2,170,206
NetApp, Inc.	49,643	2,112,310
NVIDIA Corp.	75,012	1,573,002
Oracle Corp.	487,927	20,692,984
Paychex, Inc.	49,131	2,329,301
QUALCOMM, Inc.	251,385	18,325,966
Red Hat, Inc. (a)	28,130	1,748,279
Salesforce.com, Inc. (a)	87,005	5,208,989
SanDisk Corp.	33,206	3,435,493
Seagate Technology PLC	47,776	3,158,471
Symantec Corp.	108,203	2,823,016
TE Connectivity, Ltd.	60,849	3,906,506
Teradata Corp. (a)	21,913	989,153
Texas Instruments, Inc.	158,906	8,647,664
Total System Services, Inc.	22,999	758,737
VeriSign, Inc. (a)	19,320	1,161,132
Visa, Inc. (Class A)	73,910	19,082,823
Western Digital Corp.	32,047	3,309,494
Western Union Co.	74,940	1,392,385
Xerox Corp.	161,592	2,255,824
Xilinx, Inc.	39,642	1,801,332
Yahoo!, Inc. (a)	137,637	7,121,338

		551,940,522

Materials - 3.1%
Air Products & Chemicals, Inc.	29,807	4,287,141
Airgas, Inc.	10,040	1,160,925
Alcoa, Inc.	183,889	3,179,441
Allegheny Technologies, Inc.	14,911	502,352
Avery Dennison Corp.	13,318	659,374

	Shares	Value

Ball Corp.	21,658	$1,452,602
Bemis Co., Inc.	15,112	603,573
C.F. Industries Holdings, Inc.	8,006	2,146,809
Dow Chemical Co.	168,090	8,180,940
E.I. du Pont de Nemours & Co.	138,794	9,909,892
Eastman Chemical Co.	21,472	1,780,458
Ecolab, Inc.	41,565	4,528,507
FMC Corp.	18,522	1,007,597
Freeport-McMoRan, Inc.	152,764	4,101,713
International Flavors & Fragrances, Inc.	11,280	1,141,198
International Paper Co.	66,808	3,595,607
LyondellBasell Industries NV (Class A)	62,952	4,964,395
Martin Marietta Materials, Inc.	8,655	1,038,946
MeadWestvaco Corp.	24,943	1,117,446
Monsanto Co.	72,794	8,728,728
Mosaic Co.	47,516	2,174,807
Newmont Mining Corp.	73,573	1,353,743
Nucor Corp.	47,306	2,537,021
Owens-Illinois, Inc. (a)	22,763	583,643
PPG Industries, Inc.	21,444	4,692,376
Praxair, Inc.	45,000	5,777,100
Sealed Air Corp.	32,469	1,283,500
Sherwin-Williams Co.	12,287	3,008,595
Sigma-Aldrich Corp.	17,761	2,426,153
Vulcan Materials Co.	18,490	1,222,189

		89,146,771

Telecommunication Services - 2.3%
AT&T, Inc.	784,273	27,747,579
CenturyLink, Inc.	86,173	3,513,273
Frontier Communications Corp.	143,538	1,011,943
Level 3 Communications, Inc. (a)	41,500	2,075,000
Verizon Communications, Inc.	626,451	31,692,156
Windstream Holdings, Inc.	85,867	868,115

		66,908,066

Utilities - 3.0%
AES Corp.	98,059	1,360,078
AGL Resources, Inc.	18,002	941,685
Ameren Corp.	36,056	1,554,374
American Electric Power Co., Inc.	75,043	4,318,725
CenterPoint Energy, Inc.	60,335	1,444,420
CMS Energy Corp.	42,001	1,390,233
Consolidated Edison, Inc.	43,500	2,747,025
Dominion Resources, Inc.	87,668	6,360,313
DTE Energy Co.	26,039	2,121,137
Duke Energy Corp.	107,391	8,687,932
Edison International	47,705	3,032,130
Entergy Corp.	27,000	2,265,300
Exelon Corp.	131,659	4,762,106
FirstEnergy Corp.	61,729	2,276,566
Integrys Energy Group, Inc.	11,180	814,351

10	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2014 (Unaudited)

	Shares	Value

NextEra Energy, Inc.	66,357	$6,927,007
NiSource, Inc.	47,478	1,986,480
Northeast Utilities	46,443	2,351,874
NRG Energy, Inc.	51,498	1,609,827
Pepco Holdings, Inc.	35,659	980,622
PG&E Corp.	68,812	3,475,006
Pinnacle West Capital Corp.	15,456	977,283
PPL Corp.	98,256	3,491,036
Public Service Enterprise Group, Inc.	73,936	3,089,046
SCANA Corp.	23,801	1,357,371
Sempra Energy	35,624	3,980,270
Southern Co.	132,684	6,293,202
TECO Energy, Inc.	30,250	599,857
Wisconsin Energy Corp.	32,976	1,629,014
Xcel Energy, Inc.	73,700	2,501,378

		85,325,648

Total Common Stocks (cost: $1,257,240,012)		2,769,160,782

	Par Amount
U.S. Government Securities - 0.2%
U.S. Treasury Bill (b)(d)(e) 0.00% due 12/26/2014	$400,000	399,999
U.S. Treasury Bill (b)(d)(e) 0.01% due 01/15/2015	2,000,000	1,999,975
U.S. Treasury Bill (b)(d)(e) 0.00% due 01/29/2015	3,760,000	3,760,000

Total U.S. Government Securities (cost: $6,159,974)		6,159,974

	Shares
Money Market Fund - 2.6%
State Street Institutional Liquid Reserves Fund 0.08% (c)(f)	74,017,644	74,017,644

Total Money Market Fund (cost: $74,017,644)		74,017,644

Total Investments (g)† - 100.0% (cost $1,337,417,630) (h)		2,849,338,400

Other Assets in Excess of Liabilities - 0.0% (i)		510,509

Net Assets - 100.0%		$2,849,848,909

(a)	Non-income producing security
(b)	All or part of this security has been designated as collateral for futures contracts
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2014 was $1,525,626,833 and $13,706,063, respectively, resulting in net unrealized appreciation of investments of $1,511,920,770.
(i)	Amount represents less than 0.05% of net assets
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying notes which are an integral part of the financial statements.

State Street Equity 500 Index Portfolio	11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2014 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,769,160,782	$—	$—	$2,769,160,782
U.S. Government Securities	—	6,159,974	—	6,159,974
Money Market Fund	74,017,644	—	—	74,017,644

Total Investments	2,843,178,426	6,159,974	—	2,849,338,400

Other Assets:
Futures contracts	3,272,268	—	—	3,272,268

Total	$2,846,450,694	$6,159,974	$—	$2,852,610,668

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the eleven months ended November 30, 2014, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with U.S. Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value $	Unrealized Appreciation $

S&P 500 Financial Futures Contracts (long) Expiration Date 12/2014	794	82,032,110	3,272,268

Total Unrealized Appreciation on Open Futures Contracts Purchased			3,272,268

See accompanying notes which are an integral part of the financial statements.

12	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2014 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at November 30, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$3,272,268	$3,272,268

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended November 30, 2014, was $64,995,804.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending November 30, 2014 were as follows:

Security Description	Number of Shares Held at 12/31/13	Shares Purchased for the Eleven Months Ended 11/30/14	Shares Sold for the Eleven Months Ended 11/30/14	Number of Shares Held at 11/30/14	Value at 11/30/14	Income Earned for the Eleven Months Ended 11/30/14	Realized Gain/Loss on Shares Sold

State Street Corp.	72,725	—	9,778	62,947	$4,829,923	$59,610	$—
State Street Institutional Liquid Reserves Fund	41,178,491	374,832,710	341,993,557	74,017,644	74,017,644	39,656	—

See accompanying notes which are an integral part of the financial statements.

State Street Equity 500 Index Portfolio	13

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	January 27, 2015

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer and
Principal Financial Officer

Date:	January 27, 2015